                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 11/30/05

Item 1. Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 11/30/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 11/30/95 through 11/30/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN HIGH YIELD MUNICIPAL     LEHMAN BROTHERS MUNICIPAL BOND
                                                                            FUND                              INDEX
                                                              -------------------------------     ------------------------------
11/95                                                                       9523                              10000
12/95                                                                       9626                              10096
                                                                            9612                               9975
                                                                            9703                              10051
                                                                            9920                              10281
12/96                                                                      10186                              10543
                                                                           10299                              10518
                                                                           10591                              10881
                                                                           10942                              11208
12/97                                                                      11309                              11512
                                                                           11515                              11644
                                                                           11720                              11821
                                                                           11988                              12184
12/98                                                                      12064                              12257
                                                                           12197                              12366
                                                                           12173                              12147
                                                                           12085                              12099
12/99                                                                      11865                              12004
                                                                           11997                              12355
                                                                           12040                              12542
                                                                           12288                              12845
12/00                                                                      12449                              13406
                                                                           12670                              13704
                                                                           12848                              13793
                                                                           13096                              14181
12/01                                                                      13070                              14094
                                                                           13207                              14227
                                                                           13537                              14747
                                                                           13756                              15448
12/02                                                                      13836                              15448
                                                                           13888                              15633
                                                                           14428                              16036
                                                                           14554                              16049
12/03                                                                      14874                              16269
                                                                           15240                              16551
                                                                           15029                              16158
                                                                           15541                              16787
12/04                                                                      15988                              16997
                                                                           16215                              16990
                                                                           16841                              17488
                                                                           16920                              17467
11/05                                                                      16985                              17444

                                 A SHARES                B SHARES                C SHARES
                               since 1/2/86           since 7/20/92           since 12/10/93
-----------------------------------------------------------------------------------------------
                                         W/MAX                   W/MAX                   W/MAX
                                         4.75%                   4.00%                   1.00%
AVERAGE ANNUAL             W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS               CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception              6.71%       6.45%       6.01%       6.01%       5.40%       5.40%

10-year                      5.96        5.44        5.48        5.48        5.17        5.17

5-year                       6.66        5.62        5.88        5.64        5.89        5.89

1-year                       8.05        2.90        7.26        3.26        7.27        6.27
-----------------------------------------------------------------------------------------------

30-Day SEC Yield                  4.82%                   4.31%                   4.31%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2005

Van Kampen High Yield Municipal Fund is managed by the Adviser's Municipal Fixed Income team.(1) Current team members include Wayne D. Godlin, Managing Director, and James D. Phillips, Executive Director.

MARKET CONDITIONS

During the 12-month period ended November 30, 2005, the economy grew at a good pace, with reasonable gains in employment and sustained strength in consumer spending. Although oil prices soared, core inflation (which excludes food and energy) remained relatively benign. The Federal Open Market Committee (the Fed) continued with the monetary tightening it began in June of 2004. In each of its eight meetings during the period, the Fed increased the federal funds target rate by 25 basis points, bringing the rate to 4.00 percent at the close of the period. The yields of short- and intermediate-term bonds moved upward in concert with the Fed's actions. In contrast, the yields of long-term bonds were considerably less responsive and declined through much of the period. As a result, the yield curve (which charts the difference between short-term and long-term rates) flattened.

Total returns across the municipal bond market varied, with long maturity bonds outperforming short-term issues by a wide margin. As interest rates remained historically low, income-oriented investors gravitated away from the highest quality issues. Credit spreads tightened markedly, and BBB rated and non-rated bonds significantly outperformed high grade debt. (Credit spreads measure the added compensation investors require to assume risk. When credit spreads tighten, bonds with lower credit ratings generally outperform higher quality bonds.) The improving fundamentals and low default rates of high yield issuers also stoked interest in lower rated bonds. In this environment, high yield municipal bond funds enjoyed steady flows of new cash.

Sectors with a preponderance of lower rated credits performed with particular strength. Tobacco revenue bonds were by far the best performing sector, supported by overall spread tightening as well as by increasing investor comfort with tobacco companies' future litigation risk. Health care bonds (hospitals and long-term care facilities) also fared well.

Municipal bond issuance remained robust during the period. Refunding activity represented a good portion of this activity, as issuers moved to refinance higher cost debt at low prevailing interest rates.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 8.05 percent for the 12 months ended November 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.88 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2005

-------------------------------------------------------------------
                                    LEHMAN BROTHERS MUNICIPAL
      CLASS A   CLASS B   CLASS C          BOND INDEX

       8.05%     7.26%     7.27%              3.88%
-------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

The fund's outperformance was driven by several factors. Among them, the fund held a greater percentage of assets in high-yielding credits relative to the Lehman Brothers Municipal Bond Index. For example, as of the close of the period, non-rated bonds comprised approximately 57 percent of the portfolio. This positioning served the fund in good stead as credit spreads tightened and investors sought the income offered by higher yielding credits.

Our fundamental research led us to favor a number of market sectors which performed with particular strength during the period. As of the close of the period, the Fund's largest weightings were in hospitals, long-term care and special tax district bonds. Hospital and long-term care bonds benefited notably from credit spread tightening. Fundamental improvements and long-term demographic trends also enhanced their appeal with investors. Special tax district bonds (13 percent of the portfolio) contributed good gains, as well, helped by low mortgage rates and housing starts. Special facility airport bonds further enhanced the fund's performance.

We increased the portfolio's exposure to tobacco bonds, specifically master settlement agreement securities. We evaluated each security according to the rigorous analytical process that defines our investment discipline. Our view was that certain of these bonds offered attractive merits and that the litigation environment for tobacco companies had improved. Our conviction was rewarded by the market: Several holdings appreciated briskly as investor interest in master settlement agreement bonds grew.

As of the end of the period, inverse floating rate securities represented approximately 8 percent of the portfolio. This exposure provided a boost to the fund's performance. When long-term bond yields declined, the fund's inverse floaters gained significantly.

Although a wide breadth of holdings contributed to the fund's outperformance, not all segments of the portfolio were equally advantageous. For example, multi-family and nursing home bonds produced more tempered gains. Also, a small number of bonds declined due to company-specific factors.

Based on our analysis of the most attractive total return opportunities, the fund's portfolio included higher rated bonds, as well as high yield securities. Securities rated A or better accounted for approximately 15 percent of the portfolio as of the end of the reporting period. We continue to seek opportunities to pare this exposure in favor of higher yielding alternatives, as market conditions permit.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

RATINGS ALLOCATION AS OF 11/30/05
AAA/Aaa                                                           3.8%
AA/Aa                                                             3.5
A/a                                                               7.2
BBB/Baa                                                          16.1
BB/Ba                                                             5.9
B/B                                                               4.6
CCC/Caa                                                           2.0
Non-Rated                                                        56.9

TOP 5 SECTORS AS OF 11/30/05
Hospital                                                         20.7%
Life Care                                                        18.1
Special Tax                                                      13.1
Air Carriers                                                      5.3
Higher Education                                                  4.4

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 11/30/05
Florida                                                          11.4%
Texas                                                             8.5
New York                                                          7.8
California                                                        6.8
Pennsylvania                                                      6.0
Illinois                                                          5.6
Massachusetts                                                     4.9
New Jersey                                                        3.5
Colorado                                                          3.1
Arizona                                                           3.1
Minnesota                                                         2.7
Georgia                                                           2.7
Virginia                                                          2.6
Wisconsin                                                         2.5
Michigan                                                          2.5
Missouri                                                          2.4
South Carolina                                                    1.8
Ohio                                                              1.6
Oklahoma                                                          1.6
Tennessee                                                         1.5
Alabama                                                           1.3
Maryland                                                          1.1
New Hampshire                                                     1.1
Nevada                                                            1.1
Oregon                                                            1.0
Louisiana                                                         0.9
Washington                                                        0.9
Hawaii                                                            0.8
New Mexico                                                        0.8
North Carolina                                                    0.7
Indiana                                                           0.6
Iowa                                                              0.6
South Dakota                                                      0.6
Vermont                                                           0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 11/30/05
                                       (continued from previous page)
Utah                                                              0.5
Connecticut                                                       0.4
Rhode Island                                                      0.4
Mississippi                                                       0.4
Kansas                                                            0.3
Puerto Rico                                                       0.3
Alaska                                                            0.3
North Dakota                                                      0.3
Kentucky                                                          0.3
Maine                                                             0.2
Idaho                                                             0.1
Delaware                                                          0.1
Wyoming                                                          0.0*
District of Columbia                                             0.0*
West Virginia                                                    0.0*
                                                                -----
Total Long-Term Investments                                      98.2%
Short-Term Investments                                            0.4
                                                                -----
Total Investments                                                98.6%
Other Assets in Excess of Liabilities                             1.4
                                                                -----
Net Assets                                                      100.0%

* Amounts are less than 0.1%.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/05 - 11/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  6/1/05          11/30/05       6/1/05-11/30/05
Class A
  Actual.....................................    $1,000.00        $1,018.77           $4.30
  Hypothetical...............................     1,000.00         1,020.77            4.31
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,015.04            8.13
  Hypothetical...............................     1,000.00         1,016.97            8.14
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,015.11            8.13
  Hypothetical...............................     1,000.00         1,016.97            8.14
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.85%, 1.61%, and 1.61% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  98.2%
           ALABAMA  1.3%
$ 1,000    Alabama Spl Care Fac Fin Auth Methodist
           Home for the Aging.........................       6.300%  06/01/24   $    1,023,900
  4,500    Alabama St Indl Dev Auth Solid Waste Disp
           Rev Pine City Fiber Co (AMT)...............       6.450   12/01/23        4,636,710
  8,055    Alabama St Indl Dev Auth Solid Waste Disp
           Rev Pine City Fiber Co (AMT)...............       6.450   12/01/23        8,344,336
  3,000    Alabama St Indl Dev Auth Solid Waste Disp
           Rev Pine City Fiber Co (AMT)...............       5.750   09/01/28        2,839,710
  4,000    Colbert Cnty Northwest Auth Hlthcare Fac...       5.750   06/01/27        4,084,880
  3,280    Courtland, AL Indl Dev Brd Environmental
           Impt Rev Intl Paper Co Proj Ser A Rfdg
           (AMT)......................................       5.800   05/01/22        3,474,537
  7,000    Courtland, AL Indl Dev Brd Environmental
           Impt Rev Intl Paper Co Proj Ser B (AMT)....       6.250   08/01/25        7,441,210
  1,235    Courtland, AL Indl Dev Brd Solid Waste Disp
           Champion Intl Corp Proj Rfdg (AMT).........       6.000   08/01/29        1,289,723
  2,460    Huntsville Carlton Cove, AL Carlton Cove
           Inc Proj Ser A (a).........................       8.000   11/15/19        1,361,536
  5,000    Huntsville Carlton Cove, AL Carlton Cove
           Inc Proj Ser A.............................       8.125   11/15/31        2,750,100
  4,000    Huntsville Redstone Vlg, AL Spl Care Fac
           Fin Auth Ser A.............................       8.125   12/01/26        3,579,560
  7,500    Huntsville Redstone Vlg, AL Spl Care Fac
           Fin Auth Ser A.............................       8.250   12/01/32        6,610,575
  1,250    Phenix Cnty, AL Environmental Impt Rev Rfdg
           (AMT)......................................       6.350   05/15/35        1,343,700
 10,000    University AL Gen Rev Drivers Ser 529
           (Inverse Fltg) (Acquired 10/05/04, Cost
           $10,301,478) (MBIA Insd) (a) (b)...........       6.635   07/01/12       10,669,000
                                                                                --------------
                                                                                    59,449,477
                                                                                --------------
           ALASKA  0.3%
    830    Alaska Indl Dev & Expt Auth Upper Lynn
           Canal Regl Pwr (AMT).......................       5.800   01/01/18          801,655
  3,545    Alaska Indl Dev & Expt Auth Upper Lynn
           Canal Regl Pwr (AMT).......................       5.875   01/01/32        3,316,135
  2,000    Alaska Indl Dev & Expt Auth Williams Lynks
           AK Cargoport (AMT) (Acquired 05/17/01, Cost
           $2,000,451) (b)............................       8.125   05/01/31        1,892,680
  7,690    Juneau, AK City & Boro Nonrecourse Saint
           Ann's Care Ctr Proj........................       6.875   12/01/25        7,450,918
                                                                                --------------
                                                                                    13,461,388
                                                                                --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ARIZONA  3.1%
$ 1,415    Arizona Hlth Fac Auth Hosp Sys Rev John C
           Lincoln Hlth Network.......................       6.375%  12/01/37   $    1,542,718
  5,000    Arizona Hlth Fac Auth Rev Terraces Proj Ser
           A..........................................       7.500   11/15/23        5,609,400
  9,000    Arizona Hlth Fac Auth Rev Terraces Proj Ser
           A..........................................       7.750   11/15/33       10,115,100
  6,850    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A Rfdg.............       7.250   12/01/19        7,424,030
  3,000    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A Rfdg.............       7.125   12/01/24        3,212,880
  6,750    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A Rfdg.............       7.625   12/01/29        7,373,902
  2,895    Cochise Cnty, AZ Indl Dev Auth Sierra Vista
           Regl Hlth Ctr Proj.........................       7.750   12/01/30        3,208,239
  1,475    Coconino Cnty, AZ Pollutn Ctl Corp Rev
           Tucson Elec Pwr Navajo Ser A (AMT).........       7.125   10/01/32        1,548,750
  5,975    Flagstaff, AZ Indl Dev Auth Rev Sr Living
           Cmnty Northn AZ Proj.......................       7.500   03/01/35        6,475,406
  1,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living
           Cmnty Northn AZ Proj.......................       6.300   09/01/38        1,000,040
  7,395    Flagstaff, AZ Indl Dev Auth Rev Sr Living
           Cmnty Northn AZ Ser A......................       6.200   09/01/28        7,410,973
  5,500    Maricopa Cnty, AZ Indl Dev Auth
           Multi-Family Hsg Rev Natl Hlth Fac II Proj
           Ser B (Acquired 01/05/98, Cost $5,500,000)
           (b) (d)....................................       6.625   07/01/33        3,918,860
  2,830    Maricopa Cnty, AZ Indl Dev Christian Care
           Mesa Inc Proj Ser A (Prerefunded @
           04/01/07)..................................       7.750   04/01/15        2,944,275
 11,745    Maricopa Cnty, AZ Indl Dev Christian Care
           Mesa Inc Proj Ser A (Prerefunded @
           04/01/07)..................................       7.875   04/01/27       12,205,404
  5,200    Peoria, AZ Indl Dev Auth Rev Sierra Winds
           Life Ser A Rfdg............................       6.375   08/15/29        5,323,448
  3,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds
           Life Ser A Rfdg............................       6.500   08/15/31        3,596,845
    800    Phoenix, AZ Indl Dev Auth Arpt Fac Rev
           America West Airl Inc Proj (AMT)...........       6.250   06/01/19          633,704
  4,225    Pima Cnty, AZ Indl Dev Auth Ed Fac Premier
           & Air Co...................................       7.000   09/01/35        4,221,747
  2,905    Pima Cnty, AZ Indl Dev Auth Ed Rev
           Excalibur Charter Sch Proj (a).............       7.750   08/01/33        2,939,918
  2,750    Pima Cnty, AZ Indl Dev Auth Ed Rev Horizon
           Cmnty Learning Ctr Rfdg....................       5.250   06/01/35        2,679,572
  3,030    Pima Cnty, AZ Indl Dev Auth Ed Rev
           Milestones Charter Sch Dist (a)............       7.500   11/01/33        3,078,389
  1,000    Pima Cnty, AZ Indl Dev Auth Ed Rev
           Milestones Charter Sch Proj................       6.750   11/01/33        1,011,080

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ARIZONA (CONTINUED)
$ 4,345    Pima Cnty, AZ Indl Dev Auth Fac Rev Desert
           Heights Charter Sch (a)....................       7.500%  08/01/33   $    4,493,642
  3,500    Pima Cnty, AZ Indl Dev Auth Fac Skyline
           Tech High Sch Proj.........................       7.500   02/01/34        3,527,895
  6,750    Pima Cnty, AZ Indl Dev Auth Rev La Posada
           at Park Ctr Ser A..........................       7.000   05/15/27        7,000,627
    900    Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
           Assmt Rev..................................       6.500   12/01/12          917,397
  1,000    Sundance Cmnty Fac Dist AZ (Acquired
           09/17/04, Cost $1,000,000) (b).............       6.250   07/15/29        1,079,730
  3,736    Sundance Cmnty Fac Dist AZ Assmt Dist Spl
           Assmt Rev No 2 (Acquired 04/29/03, Cost
           $3,756,704) (b)............................       7.125   07/01/27        4,168,741
    980    Sundance Cmnty Fac Dist AZ Assmt Dist Spl
           Assmt Rev No 3.............................       6.500   07/01/29        1,060,576
  3,235    Tucson, AZ Multi-Family Rev Hsg Catalina
           Asstd Living Ser A (AMT)...................       6.500   07/01/31        2,768,513
  7,600    Verrado Cmnty Fac Dist No 1 AZ.............       6.500   07/15/27        8,302,240
  4,000    Vistancia Cmnty Fac Dist AZ................       6.750   07/15/22        4,281,000
  4,000    Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev
           Yavapai Regl Med Ctr Ser A.................       6.000   08/01/33        4,263,680
                                                                                --------------
                                                                                   139,338,721
                                                                                --------------
           CALIFORNIA  6.8%
    960    Abag Fin Auth For Nonprofit Corps CA Ctf
           Partn......................................       6.375   11/15/15        1,025,011
  3,455    Abag Fin Auth For Nonprofit Corps CA Ctf
           Partn......................................       6.375   11/15/28        3,642,296
  1,000    Abag Fin Auth Nonprofit Corp CA American
           Baptist Homes Ser A Rfdg...................       5.850   10/01/27        1,002,050
  3,200    Abag Fin Auth Nonprofit Corp CA American
           Baptist Homes Ser A Rfdg...................       6.200   10/01/27        3,247,648
  4,165    Agua Mansa, CA Indl Growth Assn Spl Tax
           Cmnty Fac Dist No 2002-1 (LOC: American
           Express Co.)...............................       6.500   09/01/33        4,407,819
  4,935    Beaumont, CA Fin Auth Loc Agy Rev Ser A....       7.000   09/01/33        5,506,226
  1,875    Beaumont, CA Fin Auth Loc Agy Rev Ser D....       5.800   09/01/35        1,936,162
  3,000    Blythe, CA Redev Agy Proj..................       5.750   05/01/34        3,100,080
  1,500    Brentwood, CA Infrastructure CIFP 2004-1...       5.875   09/02/34        1,545,435
  2,020    California Ed Fac Auth Rev Pacific Graduate
           Sch of Psych (Acquired 06/07/96, Cost
           $2,082,357) (a) (b)........................       8.000   11/01/21        2,095,669
 10,450    California Hlth Fac Fin Auth Rev Hlth Fac
           Adventist Hlth Sys Ser A...................       5.000   03/01/33       10,490,232
  2,570    California St..............................       5.250   09/01/26        2,698,551
  5,000    California St..............................       5.250   02/01/29        5,239,500
  5,000    California St..............................       5.000   02/01/33        5,087,300

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 5,000    California St Drivers Ser 519 (Inverse
           Fltg) (Acquired 09/22/04, Cost $5,214,564)
           (MBIA Insd) (a) (b)........................       6.645%  02/01/31   $    5,287,450
  9,840    California St Drivers Ser 997 (Inverse
           Fltg) (Acquired 07/12/05, Cost $11,346,831)
           (AMBAC Insd) (a) (b).......................       6.646   09/01/12       10,474,975
  6,590    California St Rites Ser A (Inverse Fltg)
           (Acquired 06/28/05, Cost $6,590,000) (a)
           (b)........................................       6.697   06/01/26        7,058,878
  6,905    California St Rites Ser B (Inverse Fltg)
           (Acquired 06/28/05, Cost $6,905,000) (a)
           (b)........................................       6.697   06/01/27        7,363,975
  7,230    California St Rites Ser C (Inverse Fltg)
           (Acquired 06/28/05, Cost $7,230,000) (a)
           (b)........................................       6.697   06/01/28        7,665,607
  2,575    California St Rites Ser D (Inverse Fltg)
           (Acquired 06/28/05, Cost $2,575,000) (a)
           (b)........................................       6.697   06/01/29        2,718,170
  5,000    California St Vets (AMT)...................       5.050   12/01/36        5,043,200
  2,840    California Statewide Cmnty Dev Auth
           Multi-Family Rev Hsg Heritage Pointe Sr Apt
           Ser QQ (AMT) (Acquired 02/19/02, Cost
           $2,871,358) (b)............................       7.500   10/01/26        2,942,410
  4,000    California Statewide Cmnty Dev Auth Rev
           Elder Care Alliance Ser A..................       8.000   11/15/22        4,136,440
  2,000    California Statewide Cmnty Dev Auth Rev
           Notre Dame De Namur Univ...................       6.500   10/01/23        2,045,920
  2,500    California Statewide Cmnty Dev Auth Rev
           Notre Dame De Namur Univ...................       6.625   10/01/33        2,561,000
  5,000    California Statewide Cmnty Dev Auth Rev San
           Francisco Art Institute (Acquired 07/05/02,
           Cost $5,000,000) (b).......................       7.375   04/01/32        5,217,100
  5,500    California Statewide Cmnty Dev Auth Rev
           Thomas Jefferson Sch of Law (Prerefunded @
           10/01/11)..................................       7.750   10/01/31        6,586,030
  3,220    California Statewide Cmnty Hosp Napa Vly
           Proj Ser A.................................       7.000   01/01/34        3,342,296
  2,000    California Statewide Cmnty Insd Hlth Fac LA
           Jewish Home (CA MTG Insd)..................       5.500   11/15/33        2,109,920
  1,360    Chino, CA Fac Dist No 3 Impt Area 1........       5.750   09/01/34        1,397,971
  2,850    Contra Costa Cnty, CA Multi-Family Hsg Rev
           (AMT) (Acquired 06/08/99, Cost $2,850,000)
           (b)........................................       6.750   12/01/30        2,987,598
  1,500    Corona Norco, CA Uni Sch D Ser A...........       5.700   09/01/29        1,546,035
  1,905    Fontana, CA Spl Tax Cmnty Fac Dist No 11
           Ser B......................................       6.500   09/01/28        2,005,889
  3,695    Fontana, CA Spl Tax Cmnty Fac Dist No 22
           Sierra.....................................       5.850   09/01/25        3,842,061
  3,000    Fontana, CA Spl Tax Cmnty Fac Dist No 22
           Sierra.....................................       6.000   09/01/34        3,146,340

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 2,250    Golden St Tob Securitization Corp CA Tob
           Settlement Rev Ser A-1.....................       6.625%  06/01/40   $    2,477,160
 15,685    Golden St Tob Securitization Ser 2003
           A-1........................................       6.750   06/01/39       17,671,976
  1,000    Imperial Beach, CA Pub Palm Ave Coml Redev
           Proj Ser A.................................       5.850   06/01/28        1,024,040
  3,000    Imperial Beach, CA Pub Palm Ave Coml Redev
           Proj Ser A.................................       6.000   06/01/33        3,077,520
    885    Indio, CA Pub Fin Auth Rev Tax Increment...       6.500   08/15/27          914,984
  1,500    Indio, CA Redev Agy Tax Alloc Sub Merged
           Proj Area Ser B............................       6.375   08/15/33        1,605,225
  1,000    Indio, CA Redev Agy Tax Alloc Sub Merged
           Proj Area Ser B............................       6.500   08/15/34        1,075,880
  1,000    Irvine, CA Impt Bd Act 1915 Assmt Dist No
           00 18 Grp 4................................       5.375   09/02/26        1,022,330
  1,500    Irvine, CA Impt Bd Act 1915 Assmt Dist No
           03 19 Grp 2................................       5.500   09/02/29        1,542,360
  4,000    Jurupa, CA Cmnty Svcs Dist Spl Cmnty Fac
           Dist No 4 Ser A............................       5.700   09/01/34        4,123,280
  3,500    La Verne, CA Ctf Partn Brethren Hillcrest
           Homes Ser B................................       6.625   02/15/25        3,814,965
  2,290    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
           Ser F......................................       7.100   09/01/20        2,442,377
  2,500    Lincoln, CA Spl Tax Cmnty Fac Dist No 2003
           Ser 1......................................       6.000   09/01/34        2,652,225
  1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No 3
           Cascades Business Pk.......................       6.400   09/01/22        1,042,610
  5,415    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Fac Sublease Contl Airl (AMT)..........       9.250   08/01/24        5,454,150
  3,250    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Fac Sublease LA Intl Ser A-1 Rfdg......       7.125   12/01/24        3,214,705
  3,000    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Ser C (AMT)............................       7.000   12/01/12        2,935,800
 10,700    Los Angeles, CA Regl Arpt Impt Corp Lease
           Rev Ser C (AMT)............................       7.500   12/01/24       10,662,443
  9,000    Los Angeles, CA Rites PA 1270 (Inverse
           Fltg) (Acquired 08/09/04, Cost $10,247,756)
           (MBIA Insd) (a) (b)........................       6.755   03/01/12       10,361,250
  6,675    Millbrae, CA Residential Fac Rev Magnolia
           of Millbrae Proj Ser A (AMT)...............       7.375   09/01/27        6,823,318
  1,000    Moreno Valley, CA Spl Tax Towngate Cmnty
           Fac Dist 87-1..............................       7.125   10/01/23        1,007,630
  2,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
           Impt Area Ser B............................       6.000   09/01/34        2,097,560
  3,645    Norco, CA Spl Tax Cmnty Fac Dist No 01-1...       6.750   09/01/22        4,045,294
  1,000    Oakley, CA Pub Fin Auth Rev................       6.000   09/02/28        1,025,800
  1,000    Oakley, CA Pub Fin Auth Rev................       6.000   09/02/34        1,031,850

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 2,000    Orange Cnty, CA Cmnty Fac Tax 04 Ladera
           Ranch Ser A................................       5.000%  08/15/25   $    1,991,160
  4,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
           Ser A......................................       6.375   09/01/32        4,334,040
  2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser
           D..........................................       7.875   09/01/25        2,044,840
  2,700    Reedley, CA Ctf Partn (Prerefunded @
           10/01/06)..................................       7.500   10/01/26        2,832,543
  1,845    Riverside, CA Uni Sch Dist Tax Cmnty Fac
           Dist 15 Impt Area 1........................       5.600   09/01/34        1,890,332
  2,000    San Jose, CA Cmnty Fac Dist Spl Tax No 9
           Bailey Hwy 101.............................       6.600   09/01/27        2,154,240
  2,630    San Jose, CA Cmnty Fac Dist Spl Tax No 9
           Bailey Hwy 101.............................       6.650   09/01/32        2,831,248
  6,120    San Jose, CA Multi-Family Hsg Rev Helzer
           Courts Apt Ser A (AMT).....................       6.400   12/01/41        5,899,619
  1,000    San Marcos, CA Pub Fac Auth Ser A..........       5.650   09/01/36        1,019,840
 10,000    San Marcos, CA Pub Fac Auth Ser B..........       6.200   09/01/35       10,429,700
  1,000    Snowline, CA Jt Uni Sch Dist No 2002 1 Ser
           A..........................................       5.400   09/01/34        1,007,190
  7,000    Southern CA Logistics Arpt Auth Proj.......       6.250   12/01/33        7,283,360
  1,665    Torrance, CA Hosp Rev Torrance Memorial Med
           Ctr Ser A..................................       5.500   06/01/31        1,732,749
  1,600    Turlock, CA Hlth Fac Rev Ctf Partn Emanuel
           Med Ctr Inc................................       5.375   10/15/34        1,617,104
  1,000    Upland, CA Cmnty Fac Dist 2003 San Antonio
           Impt 1 A...................................       5.900   09/01/24        1,047,030
  1,500    Upland, CA Cmnty Fac Dist 2003 San Antonio
           Impt 1 A...................................       6.000   09/01/34        1,556,730
  7,115    Val Verde, CA Uni Sch Dist Fin Auth Spl Tax
           Rev Jr Lien Rfdg...........................       6.250   10/01/28        7,408,565
  2,000    Vallejo, CA Ctf Partn Touro Univ...........       7.250   06/01/16        2,134,300
  3,860    Vallejo, CA Pub Fin Auth Loc Hiddenbrooke
           Impt Dist Ser A............................       5.800   09/01/31        3,921,721
  4,000    Woodland, CA Spl Tax Cmnty Fac Dist 1
           Spring Lake................................       6.250   09/01/34        4,235,680
  1,060    Yuba City, CA Redev Agy Tax Hsg Set Aside
           Ser B (a)..................................       6.000   09/01/31        1,113,223
  1,880    Yuba City, CA Redev Agy Tax Hsg Set Aside
           Ser B (a)..................................       6.000   09/01/39        1,962,344
                                                                                --------------
                                                                                   304,097,534
                                                                                --------------
           COLORADO  3.1%
  2,175    Antelope Heights Met Dist CO...............       8.000   12/01/23        2,386,975
  1,540    Arvada, CO Multi-Family Rev Hsg Arvada
           Nightingale Proj Rfdg (AMT) (Acquired
           04/16/99, Cost $1,561,191) (b).............       6.250   12/01/18        1,541,032
  1,060    Beacon Pt Met Dist Co Ser A................       6.125   12/01/25        1,066,689

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           COLORADO (CONTINUED)
$ 1,005    Beacon Pt Met Dist Co Ser A................       6.250%  12/01/35   $    1,008,698
  1,845    Bradburn Met Dist No 3 CO..................       7.500   12/01/33        1,975,091
  1,890    Briargate Ctr Business Impt Dist CO Ser
           A..........................................       7.450   12/01/32        1,993,534
  2,410    Briargate Ctr Business Impt Dist CO Spl
           Assmt Rev Impt Dist No 02-1 Ser B..........       7.400   12/01/27        2,527,030
  4,000    Bromley Pk Met Dist CO No 2................       8.050   12/01/32        4,308,960
  2,000    Bromley Pk Met Dist CO No 2 Ser B..........       8.050   12/01/32        2,154,480
  4,720    Broomfield Vlg Met Dist No 2 CO Impt
           Rfdg.......................................       6.250   12/01/32        4,680,446
  4,835    Colorado Ed & Cultural Fac Auth Rev Charter
           Sch Frontier Academy.......................       7.375   06/01/31        5,001,082
  2,500    Colorado Ed & Cultural Fac Auth Rev Charter
           Sch Platte Academy Ser A (Prerefunded @
           03/01/10)..................................       7.250   03/01/32        2,865,350
  1,005    Colorado Ed & Cultural Fac Auth Rev Denver
           Academy Ser A Rfdg.........................       7.000   11/01/23        1,097,641
    810    Colorado Ed & Cultural Fac Auth Rev Denver
           Academy Ser A Rfdg.........................       7.125   11/01/28          887,282
  2,165    Colorado Ed & Cultural Fac Montessori Sch
           of Denver Proj.............................       7.500   06/01/22        2,303,841
  1,100    Colorado Hlth Fac Auth Hlth & Residential
           Care Fac Volunteers of Amer Ser A..........       6.000   07/01/29        1,114,223
  1,000    Colorado Hlth Fac Auth Rev Baptist Home
           Assn Ser A.................................       6.250   08/15/13          941,030
  5,500    Colorado Hlth Fac Auth Rev Baptist Home
           Assn Ser A.................................       6.375   08/15/24        4,797,705
  1,000    Colorado Hlth Fac Auth Rev Baptist Home
           Assn Ser B.................................       7.250   08/15/27          992,190
  1,590    Colorado Hlth Fac Auth Rev Christian Living
           Campus Ser A...............................       6.850   01/01/15        1,636,030
  3,000    Colorado Hlth Fac Auth Rev Christian Living
           Campus Ser A...............................       6.750   01/01/30        3,023,730
  1,000    Colorado Hlth Fac Auth Rev Evangelical
           Lutheran Ser A.............................       5.250   06/01/34        1,018,810
  4,250    Colorado Hlth Fac Auth Rev Impt Volunteers
           Ser A Rfdg.................................       5.875   07/01/28        4,284,510
    590    Colorado Hlth Fac Auth Rev Sr Living Fac
           Eaton Ter Ser A............................       6.800   07/01/09          610,325
  3,250    Colorado Hlth Fac Auth Rev Sr Living Fac
           Eaton Ter Ser A (a)........................       7.250   07/01/22        3,350,100
    325    Colorado Hsg Fin Auth Single Family Pgm Ser
           B2 (AMT)...................................       6.800   04/01/30          332,832
  3,000    Cottonwood Wtr & Santn Dist CO Ser A
           Rfdg.......................................       7.750   12/01/20        3,108,240
  2,750    Denver, CO Hlth & Hosp Auth Ser A Rfdg.....       6.250   12/01/33        3,012,405
  1,600    Eagle Cnty, CO Air Term Corp Rev Arpt Term
           Proj (AMT).................................       7.500   05/01/21        1,628,368
  1,545    Eagle Cnty, CO Air Term Corp Ser A (AMT)...       7.000   05/01/21        1,624,119

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           COLORADO (CONTINUED)
$ 1,455    Eagle Cnty, CO Air Term Corp Ser A (AMT)...       7.125%  05/01/31   $    1,531,169
  2,930    Eagle Riverview Affordable Hsg Corp CO
           Multi-Family Rev Ser A (a).................       6.300   07/01/29        3,048,108
  1,735    Eaglebend, CO Affordable Hsg Corp
           Multi-Family Rev Hsg Proj Ser A............       6.400   07/01/17        1,758,370
  1,500    Eaglebend, CO Affordable Hsg Corp
           Multi-Family Rev Hsg Proj Ser A............       6.450   07/01/21        1,515,375
  3,000    Elk Valley, CO Pub Impt Pub Impt Fee Ser
           A..........................................       7.350   09/01/31        3,184,770
  5,300    Fronterra Vlg Met Dist CO (a)..............       8.050   12/01/31        5,854,539
  1,150    High Plains Met Dist CO Ser A..............       6.125   12/01/25        1,155,117
  1,750    High Plains Met Dist CO Ser A..............       6.250   12/01/35        1,756,440
  4,500    La Plata Cnty, CO Rec Fac Rev Durango Mtn
           Resort Proj Ser A Rfdg.....................       6.875   02/01/12        4,549,725
  3,805    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
           Proj Ser A (AMT)...........................       7.000   10/01/18        3,078,245
    405    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
           Proj Ser B (a).............................       6.125   10/01/08          342,529
  6,660    Lake Creek Affordable Hsg Corp Hsg Proj Ser
           A Rfdg.....................................       6.250   12/01/23        6,753,706
  6,200    Montrose Cnty, CO Hlthcare Fac Rev
           Homestead at Montrose Ser A................       7.000   02/01/38        6,375,832
  4,185    Montrose, CO Mem Hosp Brd..................       6.000   12/01/28        4,319,966
  3,000    Montrose, CO Mem Hosp Brd..................       6.000   12/01/33        3,075,930
  1,000    Neu Towne Met Dist CO......................       7.250   12/01/34        1,068,410
  2,750    North Range Met Dist No 1 CO (Acquired
           12/07/01, Cost $2,670,361) (b).............       7.250   12/15/31        2,905,430
  6,775    Rampart Range Met Dist No 1 CO Rev Rampart
           Range Met Dist No 2 Proj...................       7.750   12/01/26        7,116,799
  1,950    Rendezvous Residential Met Dist CO.........       8.000   12/01/21        2,019,108
  1,000    Serenity Ridge Met Dist No 2...............       7.500   12/01/34        1,085,430
     54    Skyland Met Dist CO Gunnison Cnty Rfdg.....       6.750   12/01/22           55,631
    750    Snowmass Vlg, CO Multi-Family Hsg Rev Ser A
           Rfdg.......................................       8.000   09/01/14          750,270
  2,000    Southlands, CO Med Dist Met Dist No 1......       7.125   12/01/34        2,177,380
    637    Tallyns Reach Met Dist No 2................       6.375   12/01/23          654,244
    925    Tallyns Reach Met Dist No 3................       6.625   12/01/23          964,599
  1,000    Tallyns Reach Met Dist No 3................       6.750   12/01/33        1,033,970
  4,790    Vista Ridge Met Dist CO....................       7.500   12/01/31        5,071,029
                                                                                --------------
                                                                                   140,474,869
                                                                                --------------
           CONNECTICUT  0.5%
  3,405    Connecticut St Dev Auth First Mtg Gross Rev
           Hlthcare Proj The Elm Pk Baptist Inc
           Proj.......................................       5.850   12/01/33        3,573,582
  1,500    Connecticut St Dev Auth Indl Afco Cargo Bdl
           LLC Proj (AMT).............................       8.000   04/01/30        1,624,440
    500    Connecticut St Dev Auth Mystic Marinelife
           Aquar Proj Ser A...........................       7.000   12/01/27          510,800

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CONNECTICUT (CONTINUED)
$ 3,660    Connecticut St Hlth & Ed Fac Auth Rev Saint
           Mary's Hosp Issue Ser E....................       5.875%  07/01/22   $    3,627,280
  3,000    Connecticut St Hlth & Ed Fac Auth Rev
           Windham Cmnty Mem Hosp Ser C...............       6.000   07/01/20        3,047,820
  1,560    Greenwich, CT Hsg Auth Multi-Family Rev Hsg
           Greenwich Close Ser B......................       7.500   09/01/27        1,561,030
  1,140    Manchester, CT Redev Agy Multi-Family Mtg
           Rev Bennet Hsg Dev Rfdg (Acquired 09/05/96,
           Cost $1,081,799) (a) (b)...................       7.200   12/01/18        1,134,779
  1,500    Mohegan Tribe Indians, CT Pub Impt Priority
           Dist (Acquired 11/03/04, Cost $1,491,499)
           (b)........................................       5.250   01/01/33        1,497,780
  2,585    New Britain, CT Hsg Auth Multi-Family Rev
           Hsg Franklin Square Manor Proj (AMT).......       7.000   07/01/21        2,549,870
  1,010    New Haven, CT Indl Fac Rev Adj Govt Ctr
           Thermal Energies (AMT).....................       7.250   07/01/09        1,010,707
                                                                                --------------
                                                                                    20,138,088
                                                                                --------------
           DELAWARE  0.1%
  4,135    Wilmington, DE Multi-Family Rent Rev Hsg
           Electra Arms Sr Assoc Proj (AMT)...........       6.250   06/01/28        3,715,256
                                                                                --------------

           DISTRICT OF COLUMBIA  0.0%
  1,545    District of Columbia Rev Methodist Home
           Issue......................................       6.000   01/01/29        1,560,373
                                                                                --------------

           FLORIDA  11.4%
  1,800    Anthem Pk Cmnty Dev Dist FL Cap............       5.800   05/01/36        1,820,196
 10,300    Beacon Lakes, FL Cmnty Dev Ser A...........       6.900   05/01/35       10,852,904
  1,000    Bellalago Ed Fac Benefits Dev Ser B........       5.800   05/01/34        1,026,790
  2,000    Bluewaters Cmnty Dev Dist of FL............       6.000   05/01/35        2,086,840
    230    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
           Rev Ser B..................................       6.750   05/01/07          235,251
  3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
           Lien Banyan Place Sr Living Ser A..........       7.150   04/01/31        3,047,640
    910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second
           Lien Banyan Place Sr Living Ser B (a)......       8.700   10/01/32          935,935
  3,000    Bonnet Creek Resort Cmnty Dev Dist FL Spl
           Assmt......................................       7.375   05/01/34        3,281,790
  5,000    Bonnet Creek Resort Cmnty Dev Dist FL Spl
           Assmt......................................       7.500   05/01/34        5,502,850
  1,500    Brighton Lakes Cmnty Dev Dist Ser A........       6.125   05/01/35        1,568,685
  3,500    Capital Tr Agy FL Rev Ft Lauderdale Proj
           (AMT)......................................       5.750   01/01/32        3,534,300
  2,500    Capital Tr Agy FL Rev Sub Orlando Proj
           (AMT)......................................       6.750   01/01/32        2,575,000
  3,880    Championsgate Cmnty Dev Dist Ser A.........       6.250   05/01/20        3,916,045

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 2,395    Citrus Cnty, FL Hosp Brd Rev Citrus Mem
           Hosp Rfdg..................................       6.250%  08/15/23   $    2,605,904
  2,500    Citrus Cnty, FL Hosp Brd Rev Citrus Mem
           Hosp Rfdg..................................       6.375   08/15/32        2,704,975
  1,500    City Ctr Cmnty Dev Dist FL Spl Assmt Rev
           Ser A......................................       6.125   05/01/36        1,501,050
  2,000    Connerton West Cmnty Dev FL Ser A..........       5.950   05/01/36        2,055,560
  2,400    Culter Cay, FL Cmnty Dev Dist..............       6.300   05/01/34        2,556,792
  2,970    Double Branch Cmnty Dev Dist FL Spl Assmt
           Ser A......................................       6.700   05/01/34        3,224,262
  9,250    Escambia Cnty, FL Environmental Impt Rev
           Ser A (AMT)................................       5.750   11/01/27        9,488,835
 10,000    Fiddlers Creek Cmnty Dev Dist No 2 FL Spl
           Assmt Rev Ser A (Acquired 05/28/03, Cost
           $9,965,746) (b)............................       6.375   05/01/35       10,585,900
  3,580    Fishhawk Cmnty Dev Dist of FL Spl Assmt
           Rev........................................       7.625   05/01/18        3,709,775
  2,000    Fleming Is Plantation Cmnty Ser B..........       7.375   05/01/31        2,162,200
  4,500    Florida Hsg Fin Corp Multi-Family Hsg
           Whistlers Cove Apt Proj (AMT)..............       6.500   01/01/39        4,460,355
  7,910    Florida Hsg Fin Corp Multi-Family Rev Mtg
           Cutler Glen & Meadows Ser U (a)............       6.500   10/01/33        7,946,149
  4,805    Florida Hsg Fin Corp Rev Hsg Beacon Hill
           Apt Ser C (AMT)............................       6.610   07/01/38        4,830,034
  9,250    Florida Hsg Fin Corp Rev Hsg Cypress Trace
           Apt Ser G (AMT)............................       6.600   07/01/38        8,807,295
 11,670    Florida Hsg Fin Corp Rev Hsg Westbrook Apt
           Ser U-1 (AMT) (a)..........................       6.450   01/01/39       12,001,778
  5,840    Florida Hsg Fin Corp Rev Hsg Westchase Apt
           Ser B (AMT)................................       6.610   07/01/38        5,993,534
  2,000    Greyhawk Landing Cmnty Dev Dist FL Spl
           Assmt Rev Ser A............................       7.000   05/01/33        2,177,240
    235    Heritage Harbor Cmnty Dev Dist FL Rev
           Rec........................................       7.750   05/01/23          234,866
    850    Heritage Harbor Cmnty Dev Dist FL Rev Spl
           Assmt Ser A................................       6.700   05/01/19          869,966
  3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
           Convales Ctr Ser A Rfdg....................       8.250   12/01/14        3,003,060
  2,000    Highlands, FL Cmnty Dev Dist...............       5.550   05/01/36        2,012,280
  3,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Ser D.......................       5.000   11/15/35        3,024,750
 11,500    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Ser D.......................       5.375   11/15/35       11,910,550
  1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
           Cove Apt Proj Ser A (AMT)..................       7.375   07/01/40        1,531,125
  3,180    Hillsborough Cnty, FL Indl Dev Auth Hosp
           Rev Tampa Gen Hosp Proj Ser A Rfdg.........       5.250   10/01/24        3,279,661

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 5,200    Hillsborough Cnty, FL Indl Dev Auth Hosp
           Rev Tampa Gen Hosp Proj Ser B..............       5.250%  10/01/34   $    5,327,452
  8,450    Hillsborough Cnty, FL Indl Dev Auth Pollutn
           Ctl Rev Tampa Elec Co Proj.................       5.500   10/01/23        8,730,962
  1,405    Homestead, FL Indl Dev Rev Brookwood
           Gardens Ctr Proj Ser A Rfdg................       8.250   12/01/14        1,406,644
  1,820    Islands at Doral FL........................       6.375   05/01/35        1,948,911
  3,000    Islands at Doral III Cmnty Ser 2004 A......       5.900   05/01/35        3,084,090
  2,000    Jea, FL Elec Sys Rev Ser 3 Ser A
           (Prerefunded @ 10/01/07)...................       5.375   10/01/32        2,073,080
 10,000    Jea, FL Wtr & Swr Sys Rev Drivers Ser 805
           (Inverse Fltg) (Acquired 03/22/05, Cost
           $9,779,566) (MBIA Insd) (b)................       6.136   10/01/12        9,780,400
  2,420    Kendall Breeze Cmnty Dev Dist (a)..........       6.700   11/01/23        2,634,122
  3,190    Kendall Breeze Cmnty Dev Dist (a)..........       6.625   11/01/33        3,445,104
  1,445    Keys Cove Cmnty Dev Dist FL................       5.875   05/01/35        1,498,494
  1,005    Lake Bernadette, FL Cmnty Dev Dist Spl
           Assmt Rev Ser A............................       8.000   05/01/17        1,024,396
  8,895    Largo, FL Sun Coast Hlth Sys Rev Hosp
           Rfdg.......................................       6.300   03/01/20        8,893,933
    230    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
           Nursing Ctr Partn Rfdg.....................       8.125   12/01/07          230,212
  3,150    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
           Cypress Cove Hlthpk Ser A..................       6.375   10/01/25        3,216,055
  6,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
           Cypress Cove Hlthpk Ser A..................       6.750   10/01/32        6,334,920
  5,900    Leon Cnty, FL Ed Fac Auth Rev Southgate
           Residence Hall Ser A Rfdg..................       6.750   09/01/28        6,088,859
  2,910    Marshall Creek Cmnty Dev Dist FL Spl Assmt
           Ser A (Acquired 06/12/00, Cost $2,921,749)
           (b)........................................       7.650   05/01/32        3,177,022
    105    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr FL Proj......................       5.375   11/15/18          106,446
  3,605    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr FL Proj......................       5.375   11/15/28        3,606,442
  5,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr FL Rfdg (Acquired 04/26/04,
           Cost $4,823,445) (b).......................       6.750   11/15/29        5,554,950
  2,540    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr Ser A........................       6.125   11/15/11        2,744,064
  1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr Ser A........................       6.700   11/15/19        1,096,850
  3,465    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr Ser A........................       6.800   11/15/31        3,783,815
 15,000    Miami Dade Cnty, FL Aviation Rev Rites
           (Inverse Fltg) (Acquired 06/22/05, Cost
           $16,433,700) (FGIC Insd) (a) (b)...........       6.745   10/01/37       15,795,750

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$12,500    Miami Dade Cnty, FL Sch Brd Drivers Ser 534
           (Inverse Fltg) (Acquired 10/06/04, Cost
           $13,694,750) (FGIC Insd) (a) (b)...........       6.635%  08/01/11   $   13,244,500
  3,480    Midtown Miami, FL Cmnty Dev Dist Pkg Garage
           Proj Ser A.................................       6.250   05/01/37        3,691,097
  6,520    Midtown Miami, FL Cmnty Dev Ser B..........       6.500   05/01/37        7,024,844
  5,020    Miromar Lakes Cmnty Dev Dist Ser B Rfdg....       7.250   05/01/12        5,419,692
  1,575    Mount Dora, FL Hlth Fac Auth Wtrman Vlg
           Proj Ser A Rfdg............................       5.250   08/15/13        1,563,455
  3,000    Mount Dora, FL Hlth Fac Auth Wtrman Vlg
           Proj Ser A Rfdg............................       5.750   08/15/18        3,018,570
  3,000    Mount Dora, FL Hlth Fac Auth Wtrman Vlg
           Proj Ser A Rfdg (a)........................       6.750   08/15/25        3,101,610
    275    North Broward, FL Hosp Dist Rev Impt.......       6.000   01/15/31          291,654
  2,725    North Broward, FL Hosp Dist Rev Impt
           (Prerefunded @ 01/15/11)...................       6.000   01/15/31        3,039,220
  1,453    North Springs, FL Impt Dist Spl Assmt
           Rev........................................       7.000   05/01/19        1,492,333
  2,345    Northern Palm Beach Cnty Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 16 Rfdg.............       7.500   08/01/24        2,533,444
  2,500    Northern Palm Beach Cnty Impt Dist FL Impt
           Wtr Ctl & Impt Unit Dev No 16..............       7.000   08/01/32        2,691,375
  4,420    Northern Palm Beach Cnty Impt Dist FL Impt
           Wtr Ctl & Impt Unit Dev No 2A..............       6.400   08/01/33        4,602,900
  1,500    Northern Palm Beach Cnty Impt Dist FL Impt
           Wtr Ctl & Impt Unit Dev No 43..............       6.125   08/01/31        1,541,085
  5,000    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg (Prerefunded @
           07/01/06)..................................       8.750   07/01/26        5,293,450
     75    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg (Escrowed to
           Maturity)..................................       8.125   07/01/06           77,023
  2,035    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg (Prerefunded @
           07/01/06)..................................       8.400   07/01/14        2,150,425
  3,325    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg (Prerefunded @
           07/01/06)..................................       8.625   07/01/20        3,517,783
  1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys (Prerefunded @
           11/15/10)..................................       6.375   11/15/20        1,129,700
  2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys (Prerefunded @
           11/15/10)..................................       6.500   11/15/30        2,270,640
  4,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl
           Hlthcare Sys Ser E.........................       6.000   10/01/26        4,201,560
    755    Orange Cnty, FL Hlth Fac Auth Rev
           Westminster Cmnty Care.....................       6.500   04/01/12          782,323

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 2,000    Orange Cnty, FL Hlth Fac Auth Rev
           Westminster Cmnty Care.....................       6.600%  04/01/24   $    2,056,880
  2,165    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra
           Trace Apt Proj Ser C.......................       7.375   04/01/28        2,334,736
  4,190    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Governors Manor Apt F-4............       7.250   10/01/31        4,470,562
    855    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Davis Apt Proj F-1............       7.250   10/01/31          912,251
    220    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Jennie Phase I Proj F-2 (a)...       7.250   10/01/31          234,731
    860    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Jennie Phase II Proj F-3......       7.250   10/01/31          917,586
    350    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Mellonville Trace Apt F-5 (a)......       7.250   10/01/31          373,436
  2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Mtg Hands Inc Proj Ser A (Acquired
           06/19/95, 11/24/99, 03/31/00, Cost
           $2,550,979) (b)............................       8.000   10/01/25        2,737,420
  1,850    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Mtg Hands Inc Proj Ser A (Acquired
           06/19/95, Cost $1,918,465) (a) (b).........       7.875   10/01/15        2,018,886
  2,445    Overoaks, FL Cmnty Dev Dist Cap Impt Rev...       8.250   05/01/17        2,538,032
  1,000    Overoaks, FL Cmnty Dev Dist Ser A..........       6.125   05/01/35        1,048,790
  9,970    Palm Beach Cnty, FL Hsg Fin Auth
           Multi-Family Hsg Lake Delray Apt Proj Ser A
           (AMT)......................................       6.400   01/01/31       10,301,203
  1,900    Parklands Lee Cmnty Dev Dist Ser A.........       5.800   05/01/35        1,945,277
  4,025    Parklands West Cmnty Dev Dist Spl Assmt Ser
           A..........................................       6.900   05/01/32        4,316,732
     20    Parklands West Cmnty Dev Dist Spl Assmt Ser
           B..........................................       6.000   05/01/06           20,103
  1,280    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL
           (a)........................................       6.700   11/01/23        1,387,840
  1,720    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL
           (a)........................................       6.750   11/01/33        1,852,251
  4,925    Pier Park, FL Cmnty Dev Dist Ser 1.........       7.150   05/01/34        5,252,365
  2,810    Pine Air Lakes Cmnty Dev Dist FL Spl Assmt
           Rev........................................       7.250   05/01/33        2,956,738
  2,500    Pine Is Cmnty Dev Dist FL..................       5.750   05/01/35        2,556,625
  7,805    Pinellas Cnty, FL Ed Fac Auth Clearwtr
           Christian College Ser A Rfdg (Acquired
           11/05/01, Cost $7,461,658) (a) (b).........       7.250   09/01/31        8,168,089
  5,680    Pinellas Cnty, FL Hlth Fac Auth Oaks of
           Clearwtr Proj..............................       6.250   06/01/34        5,968,942
    730    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
           A..........................................       7.250   05/01/19          762,777

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,925    Poinciana Cmnty Dev Dist FL Ser A..........       7.125%  05/01/31   $    2,051,222
  8,420    Port Saint Lucie, FL Spl Assmt Rev Glassman
           Spl Assmt Dist Ser C (a)...................       6.750   07/01/23        9,171,232
  5,000    Reunion West Cmnty Dev Dist................       6.250   05/01/36        5,261,400
  3,910    Saddlebrook, FL Cmnty Ser A................       6.900   05/01/33        4,208,607
     35    Saddlebrook, FL Cmnty Ser B................       6.250   05/01/09           35,306
  2,365    Saint John's Cnty, FL Indl Dev Auth
           Hlthcare Glenmoor Saint John's Proj Ser
           A..........................................       8.000   01/01/17        2,546,159
  6,900    Saint John's Cnty, FL Indl Dev Auth
           Hlthcare Glenmoor Saint John's Proj Ser
           A..........................................       8.000   01/01/30        7,428,540
  1,000    Saint John's Cnty, FL Indl Dev Auth
           Hlthcare Rev Bayview Proj Ser A............       7.100   10/01/16        1,014,930
  4,000    Saint John's Cnty, FL Indl Dev Auth
           Hlthcare Rev Bayview Proj Ser A............       7.100   10/01/26        4,039,160
  2,945    Sausalito Bay Cmnty Dev Dist FL Spl Assmt
           (a)........................................       6.200   05/01/35        3,101,527
  1,980    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
           Rev Ser A..................................       6.400   05/01/34        2,110,363
  3,000    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
           Rev Ser A..................................       5.875   05/01/35        3,083,250
  4,715    South Dade Venture Cmnty Dev...............       6.900   05/01/33        5,167,829
  2,115    South Lake Cnty Hosp Dist FL South Lake
           Hosp Inc...................................       6.375   10/01/28        2,279,441
  3,000    South Lake Cnty Hosp Dist FL South Lake
           Hosp Inc...................................       6.375   10/01/34        3,222,450
  1,500    Sterling Hill Cmnty Dev Dist FL Cap Impt &
           Rev Ser A..................................       6.200   05/01/35        1,569,405
    920    Stoneybrook West Cmnty Dev Ser A...........       7.000   05/01/32          984,593
    115    Stoneybrook West Cmnty Dev Ser B...........       6.450   05/01/10          115,385
  1,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
           Rev........................................       6.875   05/01/23        1,083,440
  2,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
           Rev........................................       6.950   05/01/33        2,132,860
 11,875    Tallahassee, FL Hlth Fac Rev Tallahassee
           Mem Hlthcare Proj..........................       6.375   12/01/30       12,695,325
  1,745    Tamarac, FL Indl Dev Rev Sun Belt Precision
           Prods Inc (AMT)............................       6.500   08/01/17        1,709,664
  3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
           Ser A......................................       5.750   07/01/29        3,110,520
  1,500    Town Ctr at Palm Coast Cmnty Dev Dist FL
           Cap Impt Rev...............................       6.000   05/01/36        1,542,300
  1,275    Trails at Monterey Cmnty Dev Dist FL Spl
           Assmt (a)..................................       6.500   05/01/23        1,365,499
  1,715    Trails at Monterey Cmnty Dev Dist FL Spl
           Assmt (a)..................................       6.750   05/01/33        1,844,139

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,500    Turnbull Creek Cmnty Dev Dist FL Spl
           Assmt......................................       5.800%  05/01/35   $    1,539,585
  2,578    University Square Cmnty Dev Dist FL Cap
           Impt Rev (Acquired 10/07/99, Cost
           $2,584,284) (b)............................       6.750   05/01/20        2,789,138
  4,400    Venetian Isles, FL Ser A...................       6.750   05/01/33        4,778,752
  4,890    Verandah West Cmnty Dev Dist Cap Impt Ser
           B..........................................       6.625   05/01/33        5,137,189
    900    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
           Ser A......................................       7.200   05/01/32          969,444
  1,950    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
           Ser A......................................       6.750   05/01/34        2,093,442
  3,500    Volusia Cnty, FL Ed Fac Auth Ed Fac Embry
           Riddle Aero A (Prerefunded @ 10/15/06).....       6.125   10/15/26        3,652,285
    965    Waterchase Cmnty Dev Dist FL Ser A.........       6.700   05/01/32        1,030,678
  2,840    Waterlefe Cmnty Dev Dist FL................       8.125   10/01/25        2,846,447
  1,328    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev........................................       7.500   05/01/17        1,330,208
  1,790    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev........................................       7.300   05/01/18        1,832,602
  2,000    World Commerce Cmnty Dev Dist Ser A1.......       6.250   05/01/22        2,033,300
  4,325    World Commerce Cmnty Dev Dist Ser A1.......       6.500   05/01/36        4,454,490
                                                                                --------------
                                                                                   509,818,136
                                                                                --------------
           GEORGIA  2.7%
  5,250    Americus Sumter Cnty, GA Hosp Auth Rev
           South GA Methodist Ser A Rfdg..............       6.375   05/15/29        5,260,815
  1,370    Athens Clarke Cnty, GA Residential Care Fac
           for the Elderly Auth Rev...................       6.350   10/01/17        1,225,890
  1,720    Athens Clarke Cnty, GA Residential Care Fac
           for the Elderly Auth Rev...................       6.375   10/01/27        1,444,215
  2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj....       7.750   12/01/14        2,157,920
  3,000    Atlanta, GA Tax Alloc Atlantic Sta Proj....       7.900   12/01/24        3,246,450
 20,685    Atlanta, GA Urban Residential Fin Auth
           Multi-Family Rev Hsg Peachtree Tr Ctf Partn
           Ser A (a)..................................       4.000   10/01/25       20,619,635
  3,570    Atlanta, GA Urban Residential Fin Auth
           Multi-Family Rev John Eagan Proj Ser A
           (AMT)......................................       6.750   07/01/30        3,287,899
 25,000    Atlanta, GA Wtr & Waste Rev Drivers Ser 520
           (Inverse Fltg) (Acquired 09/28/04, Cost
           $26,615,869) (FSA Insd) (b)................       6.635   05/01/12       26,396,500
  1,000    Brunswick & Glynn Cnty, GA Dev GA Pacific
           Corp Proj Rfdg (AMT).......................       5.550   03/01/26          937,540
  3,500    Chatham Cnty, GA Hosp Auth Rev Hosp Impt
           Mem Hlth Univ Ser A........................       5.500   01/01/34        3,649,345
     85    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A (Escrowed to Maturity).........       7.625   10/01/06           87,797

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           GEORGIA (CONTINUED)
$ 1,500    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A................................       8.200%  10/01/16   $    1,584,705
  1,500    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A................................       8.250   10/01/26        1,585,305
  5,250    Crisp Cnty, GA Dev Auth Intl Paper Co Proj
           Ser A Rfdg (AMT)...........................       6.200   02/01/20        5,588,887
  2,380    De Kalb Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Kings Brdg
           Ser A (a)..................................       8.150   07/01/16        2,465,156
  2,500    De Kalb Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Kings Brdg
           Ser A......................................       8.250   07/01/26        2,585,000
  2,000    Effingham Cnty, GA Dev Auth Solfort James
           Proj (AMT).................................       5.625   07/01/18        1,936,000
  2,250    Effingham Cnty, GA Indl Dev Auth GA Pacific
           Corp Proj Rfdg.............................       6.500   06/01/31        2,273,692
  1,000    Fulton Cnty, GA Residential Care Canterbury
           Crt Proj Ser A.............................       6.125   02/15/26        1,037,940
  1,750    Fulton Cnty, GA Residential Care Canterbury
           Crt Proj Ser A.............................       6.125   02/15/34        1,785,070
  1,060    Fulton Cnty, GA Residential Care Fac
           Elderly Auth Rev...........................       6.900   07/01/19        1,066,477
  3,555    Fulton Cnty, GA Residential Care Saint
           Anne's Terrace Proj Rfdg...................       7.625   12/01/33        3,909,469
  4,810    Fulton Cnty, GA Residential Care Sr Lien
           RHA Asstd Living Ser A.....................       7.000   07/01/29        4,832,703
  7,500    Georgia St Drivers Ser 494 (Inverse Fltg)
           (Acquired 08/24/04, Cost $9,417,128) (a)
           (b)........................................       7.634   07/01/12        9,195,825
  2,930    Renaissance on Peachtree Unit Invt Tr Ctf
           GA Custody Ctf (Variable Rate Coupon)......      12.178   10/01/25        2,507,992
  1,000    Richmond Cnty, GA Dev Auth Intl Paper Co
           Proj Ser A Rfdg (AMT)......................       6.000   02/01/25        1,040,910
    270    Richmond Cnty, GA Dev Auth Nursing Home Rev
           Beverly Enterprises GA Proj Rfdg...........       8.750   06/01/11          270,337
  2,500    Rockdale Cnty, GA Dev Auth Solid Waste Disp
           Visy Paper Inc Proj (AMT)..................       7.500   01/01/26        2,509,625
    920    Savannah, GA Econ Dev Auth Rev First Mtg
           Marshes of Skidway Ser A...................       7.400   01/01/24          976,286
  3,650    Savannah, GA Econ Dev Auth Rev First Mtg
           Marshes of Skidway Ser A...................       7.400   01/01/34        3,832,135
                                                                                --------------
                                                                                   119,297,520
                                                                                --------------
           HAWAII  0.8%
  8,500    Hawaii Pac Hlth Spl Purp Rev Ser A.........       5.600   07/01/33        8,786,280
  5,300    Hawaii St Dept Budget & Fin Spl Purp Rev
           Kahala Nui Proj Ser A......................       7.400   11/15/17        6,017,991

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           HAWAII (CONTINUED)
$ 3,000    Hawaii St Dept Budget & Fin Spl Purp Rev
           Kahala Nui Proj Ser A......................       7.875%  11/15/23   $    3,469,080
  2,500    Hawaii St Dept Budget & Fin Spl Purp Rev
           Kahala Nui Proj Ser A......................       8.000   11/15/33        2,890,425
  2,000    Hawaii St Dept Budget & Fin Spl Purp Rev
           Kahala Nui Proj Ser C......................       6.250   11/15/09        2,009,500
  5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A....       6.300   07/01/22        5,322,900
  5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A....       6.375   07/01/32        5,299,550
                                                                                --------------
                                                                                    33,795,726
                                                                                --------------
           IDAHO  0.1%
  4,090    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
           A Rfdg.....................................       7.875   11/15/29        4,103,415
                                                                                --------------

           ILLINOIS 5.7%
  3,835    Antioch Vlg, IL Spl Svc Area No 1 Spl Tax
           Deercrest Proj.............................       6.625   03/01/33        3,995,917
  5,700    Antioch Vlg, IL Spl Svc Area No 2 Spl Tax
           Clublands Proj.............................       6.625   03/01/33        5,939,172
  1,475    Bedford Pk, IL Tax Increment Rev 71st &
           Cicero Proj Rfdg...........................       7.375   01/01/12        1,509,190
  4,487    Bolingbrook, IL Spl Svc Area No 01-1.......       7.375   07/01/31        4,841,473
  4,000    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
           Augusta Vlg Proj (Acquired 11/13/02, Cost
           $4,009,000) (b)............................       6.750   03/01/32        4,188,560
  3,981    Bolingbrook, IL Spl Svc Area No 3 Spl Tax
           Lakewood Ridge Proj........................       7.050   03/01/31        4,224,597
  1,990    Bolingbrook, IL Spl Svc Area Ser 2004
           Augusta Vlg Proj...........................       6.250   03/01/32        2,016,925
  2,000    Carol Stream, IL First Mtg Rev Windsor Park
           Manor Proj Rfdg (Prerefunded @ 12/01/07)...       7.200   12/01/14        2,169,800
    353    Cary, IL Spl Tax Svc Area No 1 Cambridge
           Ser A (a)..................................       7.500   03/01/10          378,921
  1,123    Cary, IL Spl Tax Svc Area No 1 Cambridge
           Ser A......................................       7.625   03/01/30        1,260,815
    995    Chicago, IL Bala Neighborhoods Ser A
           (Prerefunded @ 07/01/10) (FGIC Insd).......       6.000   01/01/28        1,107,335
  5,690    Chicago, IL Midway Arpt Rev Drivers Ser 229
           (Inverse Fltg) (Acquired 09/19/01, Cost
           $5,899,111) (FSA Insd) (a) (b).............       7.111   01/01/18        6,471,351
    155    Chicago, IL Neighborhoods Alive
           (Prerefunded @ 07/01/10) (FGIC Insd).......       6.000   01/01/28          172,499
  5,000    Chicago, IL O'Hare Intl Arpt Rev Drivers
           Ser 383 (Inverse Fltg) (AMT) (Acquired
           01/14/04, Cost $5,301,837) (MBIA Insd) (a)
           (b)........................................       7.104   01/01/12        5,342,250
  6,400    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien C-2 Rfdg (AMT) (XLCA Insd)......       5.250   01/01/34        6,571,456

 26                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 4,000    Chicago, IL Spl Assmt Lake Shore East
           Proj.......................................       6.750%  12/01/32   $    4,335,520
  1,260    Chicago, IL Tax Increment Alloc Read
           Dunning Ser B (ACA Insd)...................       7.250   01/01/14        1,320,959
  3,070    Clay Cnty, IL Hosp Rev.....................       5.900   12/01/28        3,099,042
 10,000    Cook County, IL Drivers Ser 559 (Inverse
           Fltg) (Acquired 10/26/04, Cost $10,629,593)
           (MBIA Insd) (a) (b)........................       6.635   05/15/12       10,633,500
  5,000    Cortland, IL Spl Svc Area No 01 Spl Tax
           Neucort Lakes Proj (a).....................       6.875   03/01/32        5,275,900
  3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
           Timber Proj................................       7.750   03/01/27        3,590,610
  2,500    Godfrey, IL Rev United Methodist Vlg Ser
           A..........................................       5.875   11/15/29        2,038,750
  4,000    Hodgkins, IL Tax Increment Ser A Rfdg......       7.625   12/01/13        4,093,560
  3,250    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
           Cmnty Mem Hosp Rfdg........................       6.550   11/15/29        3,059,615
  2,915    Huntley, IL Increment Alloc Rev Huntley
           Redev Proj Ser A...........................       8.500   12/01/15        3,043,930
  3,987    Huntley, IL Spl Svc Area No 10 Ser A.......       6.500   03/01/29        4,267,446
  4,442    Huntley, IL Spl Svc Area No 6 (a)..........       6.750   02/01/25        4,718,603
  3,850    Huntley, IL Spl Svc Area No 7 (a)..........       6.300   03/01/28        4,097,863
    500    Illinois Dev Fin Auth Econ Dev Rev Latin
           Sch of Chicago Proj........................       5.650   08/01/28          509,165
  2,000    Illinois Dev Fin Auth Hosp Rev Adventist
           Hlth Sys Sub Oblig.........................       5.650   11/15/24        2,085,900
    110    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj...............................       8.000   11/15/06          108,149
  3,100    Illinois Dev Fin Auth Rev Midwestern Univ
           Ser B......................................       6.000   05/15/31        3,302,926
  3,500    Illinois Ed Fac Auth Rev Lewis Univ........       6.000   10/01/24        3,512,460
  4,000    Illinois Ed Fac Auth Rev Lewis Univ........       6.125   10/01/26        4,058,480
  2,000    Illinois Fin Auth Rev Clare at Wtr Tower
           Proj Ser A (f).............................       6.000   05/15/25        1,990,840
  1,750    Illinois Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj...............................       8.000   11/15/16        1,593,375
  2,500    Illinois Fin Auth Rev Fairview Oblig Grp
           Ser A Rfdg.................................       6.125   08/15/27        2,527,325
  2,500    Illinois Fin Auth Rev Franciscan Cmntys
           Saint Joseph Ser A.........................       6.000   05/15/34        2,459,700
  1,000    Illinois Fin Auth Student Hsg Rev MJH Ed
           Assistance IV Sr Ser A.....................       5.125   06/01/35        1,000,000
  2,365    Illinois Hlth Fac Auth Rev Chestnut Square
           at Glen Proj Ser A (a).....................       6.625   08/15/24        2,382,477
  3,255    Illinois Hlth Fac Auth Rev Chestnut Square
           at Glen Proj Ser A (a).....................       7.000   08/15/29        3,340,867
  2,000    Illinois Hlth Fac Auth Rev Condell Med
           Ctr........................................       5.500   05/15/32        2,044,060

See Notes to Financial Statements                                             27

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 1,250    Illinois Hlth Fac Auth Rev Covenant
           Retirement Cmntys..........................       5.875%  12/01/31   $    1,295,675
  5,000    Illinois Hlth Fac Auth Rev Covenant
           Retirement Cmntys Ser B....................       6.125   12/01/28        5,251,250
  2,000    Illinois Hlth Fac Auth Rev Ctr Baptist Home
           Proj.......................................       7.125   11/15/29        2,114,580
  3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
           Grp Ser A Rfdg (Prerefunded @ 08/15/06)....       7.400   08/15/23        3,137,820
  3,530    Illinois Hlth Fac Auth Rev Friendship Vlg
           Schaumburg Ser A (Prerefunded @
           12/01/07)..................................       5.250   12/01/18        3,699,440
  1,000    Illinois Hlth Fac Auth Rev Lifelink Corp
           Oblig Grp Rfdg.............................       5.850   02/15/20          622,020
  4,295    Illinois Hlth Fac Auth Rev Lifelink Corp
           Oblig Grp Rfdg.............................       5.700   02/15/24        2,658,175
    990    Illinois Hlth Fac Auth Rev Loyola Univ Hlth
           Sys Ser A..................................       6.000   07/01/21        1,049,301
  6,000    Illinois Hlth Fac Auth Rev Lutheran Sr
           Ministries Oblig Ser A.....................       7.375   08/15/31        6,445,140
  2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare Sys
           (Prerefunded @ 11/15/09)...................       6.250   11/15/29        2,211,620
  2,220    Illinois Hlth Fac Auth Rev Proctor Cmnty
           Hosp Proj..................................       7.500   01/01/11        2,221,976
  6,750    Illinois Hlth Fac Auth Rev Saint Benedict
           Ser 2003 A-1...............................       6.900   11/15/33        7,305,390
  2,650    Illinois Hlth Fac Auth Rev Ser A...........       7.000   11/15/32        2,815,651
    750    Illinois Hlth Fac Auth Rev Ser A Rfdg......       6.200   08/15/23          761,857
  3,375    Illinois Hlth Fac Auth Rev Ser A Rfdg......       6.400   08/15/33        3,428,662
    870    Illinois Hsg Dev Auth Rev Homeowner Mtg Sub
           Ser D-4 (AMT)..............................       6.050   08/01/31          901,842
 11,400    Illinois St Drivers Ser 605 (Inverse Fltg)
           (Acquired 11/17/04, 12/01/04, Cost
           $11,957,916) (MBIA Insd) (b)...............       6.635   09/01/12       12,207,348
  7,447    Illinois St Real Estate Lease Ctf (Acquired
           07/01/98, Cost $8,555,496) (ACA Insd)
           (b)........................................       8.719   06/15/18        8,031,259
  1,825    Lincolnshire, IL Spl Svc Area Sedgebrook
           Proj.......................................       6.250   03/01/34        1,937,091
    935    Loves Park, IL Rev Hoosier Care Proj Ser
           A..........................................       7.125   06/01/34          897,151
  2,215    Manhattan, IL No 04-1 Brookstone Springs
           Proj.......................................       6.100   03/01/35        2,207,247
  1,500    Metropolitan Pier & Expo Il McCormick Pl
           Expn Proj A Rfdg...........................       5.500   06/15/27        1,505,550
  4,000    Minooka, IL Spl Assmt Impt Lakewood Trails
           Proj.......................................       6.625   03/01/33        4,167,840
  1,925    Minooka, IL Spl Assmt Impt Lakewood Trails
           Unit 2 Proj................................       6.375   03/01/34        1,975,762

 28                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 3,000    Minooka, IL Spl Assmt Impt Praire Ridge
           Proj.......................................       6.875%  03/01/33   $    3,178,470
  2,171    Montgomery, IL Spl Assmt Impt Lakewood
           Creek Proj.................................       7.750   03/01/30        2,375,139
    460    Peoria, IL Spl Tax Weaverridge Spl Svc
           Area.......................................       7.625   02/01/08          485,134
  2,050    Peoria, IL Spl Tax Weaverridge Spl Svc
           Area.......................................       8.050   02/01/17        2,172,303
  3,000    Pingree Grove, IL Spl Svc Area No 2 Spl Tax
           Ser 05-2 Cambridge Lakes Proj..............       6.000   03/01/35        2,948,910
  2,325    Plano, IL Spl Svc Area No 1 Lakewood
           Springs Proj Ser A.........................       6.200   03/01/34        2,355,527
  5,040    Round Lake, IL Lakewood Grove Spl Svc Area
           No 4 Spl Tax (a)...........................       6.750   03/01/33        5,295,679
  3,700    Round Lake, IL Rev.........................       6.700   03/01/33        3,874,714
  1,935    Saint Charles, IL Indl Dev Rev Tri-City Ctr
           Proj (Acquired 11/17/93, Cost $1,990,999)
           (b)........................................       7.500   11/01/13        1,935,445
  3,425    Saint Charles, IL Spl Svc Area No 21 (a)...       6.625   03/01/28        3,633,719
  3,200    Wheeling, IL Tax Increment Rev N Milwaukee/
           Lake Cook Tif Proj.........................       6.000   01/01/25        3,155,136
  2,128    Yorkville, IL Utd City Spl Svc Area Spl Tax
           No 2003-100 Raintree Vlg Proj (Acquired
           09/05/03, Cost $2,128,000) (b).............       6.875   03/01/33        2,254,595
  3,000    Yorkville, IL Utd City Spl Svc Area Spl Tax
           No 2003-101 Windett Ridge Proj (Acquired
           09/03/03, Cost $3,000,573) (b).............       6.875   03/01/33        3,178,470
  2,400    Yorkville, IL Utd City Spl Svc No 04 104
           MPI Grande Res Proj........................       6.375   03/01/34        2,463,288
                                                                                --------------
                                                                                   252,837,459
                                                                                --------------
           INDIANA  0.6%
  1,500    Anderson, IN Econ Dev Rev Anderson Univ
           Proj.......................................       6.375   10/01/26        1,551,630
  1,100    Crawfordsville, IN Redev Cmnty Dist Tax
           Increment Rev (GTY AGMT) (Acquired
           10/15/97, Cost $1,100,000) (a) (b).........       7.350   02/01/17        1,125,146
  1,140    Delaware Cnty, IN Redev Dist Tax Increment
           Rev........................................       6.875   02/01/18        1,150,796
    300    Indiana Hlth Fac Fin Auth Rev Cmnty
           Hartsfield Vlg Proj Ser A..................       6.250   08/15/14          300,111
  3,975    Indiana Hlth Fac Fin Auth Rev Cmnty
           Hartsfield Vlg Proj Ser A..................       6.375   08/15/27        3,975,715
  3,435    Indiana Hlth Fac Fin Auth Rev Franciscan
           Cmnty Ser A Rfdg (a).......................       6.400   05/15/24        3,465,846
  2,380    Indiana Hlth Fac Fin Auth Rev Hoosier Care
           Proj Ser A.................................       7.125   06/01/34        2,283,658
  1,500    Indiana Hlth Fac Hosp Rev..................       6.250   03/01/25        1,608,525
  1,000    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
           Northwest IN Ser A.........................       5.375   03/01/19        1,025,680

See Notes to Financial Statements                                             29

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           INDIANA (CONTINUED)
$ 2,000    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
           Northwest IN Ser A.........................       6.000%  03/01/34   $    2,104,720
  3,000    North Manchester, IN Rev Peabody Retirement
           Cmnty Proj Ser A...........................       7.250   07/01/33        3,114,300
  2,000    Portage, IN Spl Impt Dist Rev Marina Shores
           Proj.......................................       6.375   03/01/35        2,011,720
    175    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B (a)....................         *     12/30/10          119,383
    135    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B (a)....................         *     12/30/11           85,328
    130    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B (a)....................         *     12/30/12           76,115
    130    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B (a)....................         *     12/30/13           70,522
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B (a)....................         *     12/30/14           62,827
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B (a)....................         *     12/30/15           58,199
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B (a)....................         *     12/30/16           53,924
    435    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr (a)...................       7.500   01/01/07          437,140
  1,405    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr (a)...................       7.750   01/01/12        1,416,577
  2,045    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr (a)...................       8.000   01/01/17        2,066,043
                                                                                --------------
                                                                                    28,163,905
                                                                                --------------
           IOWA  0.6%
  2,515    Black Hawk Cnty, IA Hlthcare Fac Rev
           Western Home Proj Ser B....................       6.625   05/01/33        2,556,095
  1,000    Bremer Cnty, IA Hlthcare & Residential Fac
           Rev Proj Rfdg (Prerefunded @ 11/15/09).....       7.250   11/15/29        1,131,710
  2,245    Des Moines, IA Sr Hsg Rev Luther Park Apts
           Inc Proj...................................       6.250   12/01/34        2,283,592
    615    Evansdale, IA Hlthcare Western Home Proj...       6.000   11/01/39          621,974
  5,600    Evansdale, IA Hlthcare Western Home Proj
           Ser A (a)..................................       6.000   11/01/39        5,628,280
  3,000    Iowa Fin Auth Cmnty Provider Rev Boys &
           Girls Home Family Proj (ACA Insd)..........       6.250   12/01/28        3,124,980
  2,925    Iowa Fin Auth Hlthcare Fac Care Initiatives
           Proj Rfdg..................................       9.250   07/01/25        3,560,193
  2,265    Iowa Fin Auth Retirement Fac Presbyterian
           Homes Mill Pond............................       6.000   10/01/33        2,142,101
  2,000    Polk Cnty, IA Hlthcare Fac Rev Luther Pk
           Hlth Ctr Inc Proj..........................       6.750   10/01/33        2,054,360

 30                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           IOWA (CONTINUED)
$ 1,500    Polk Cnty, IA Hlthcare Fac Rev Luther Pk
           Hlth Ctr Inc Proj..........................       6.150%  10/01/36   $    1,515,660
  1,250    Scott Cnty, IA Rev Ridgecrest Vlg Rfdg.....       5.625   11/15/18        1,287,450
                                                                                --------------
                                                                                    25,906,395
                                                                                --------------
           KANSAS  0.3%
    915    Lawrence, KS Coml Dev Rev Holiday Inn Sr
           Ser A Rfdg (d).............................       8.000   07/01/16          486,277
  4,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
           Inc Ser B..................................       6.250   05/15/26        4,078,720
  2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
           Inc Ser C..................................       6.700   05/15/27        2,030,580
  1,750    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
           Inc Ser C..................................       6.875   05/15/32        1,878,782
  2,745    Manhattan, KS Coml Dev Rev Holiday Inn Sr
           Ser A Rfdg (d).............................       8.000   07/01/16        1,458,830
  1,500    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
           Inc Ser A Rfdg.............................       5.600   05/15/28        1,507,515
  3,000    Overland Pk, KS Dev Corp Rev First Tier
           Overland Park Ser A........................       7.375   01/01/32        3,258,630
                                                                                --------------
                                                                                    14,699,334
                                                                                --------------
           KENTUCKY  0.3%
 10,000    Louisville & Jefferson Cnty, KY Swr Rolls
           Ser 304 (Inverse Fltg) (Acquired 10/04/04,
           Cost $11,595,133) (FGIC Insd) (a) (b)......       7.336   05/15/37       11,306,000
                                                                                --------------

           LOUISIANA  0.9%
  7,000    Hodge, LA Util Rev Com Rfdg (AMT)..........       7.450   03/01/24        8,311,170
  3,195    Louisiana Loc Govt Environment Fac Cmnty
           Dev Auth Rev Eunice Student Hsg Fndtn
           Proj.......................................       7.375   09/01/33        2,899,494
  1,575    Louisiana Loc Govt Environment Fac Sr Air
           Cargo (AMT)................................       6.650   01/01/25        1,668,177
  3,852    Louisiana Loc Govt Environment Fac Cmnty
           Hlthcare Saint James Place Ser A Rfdg......       7.000   11/01/25        3,929,964
  3,200    Louisiana Loc Govt Environment Fac Cmnty
           Hlthcare Saint James Place Ser A Rfdg......       7.000   11/01/29        3,256,960
  1,450    Louisiana Pub Fac Auth Rev Hlth Fac Glen
           Retirement Ser A...........................       6.700   12/01/25        1,472,460
 13,250    Louisiana Pub Fac Auth Rev Ochsner Clinic
           Fndtn Proj Ser B...........................       5.500   05/15/27       13,358,385
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare...................................       6.375   10/01/20          981,580
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare...................................       6.375   10/01/28          935,610

See Notes to Financial Statements                                             31

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           LOUISIANA (CONTINUED)
$ 3,000    Louisiana St Hlth Ed Auth Lambeth House
           Proj Ser A Rfdg............................       6.200%  01/01/28   $    2,998,350
  2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
           Christwood Proj Rfdg.......................       5.700   11/15/28        2,032,420
                                                                                --------------
                                                                                    41,844,570
                                                                                --------------
           MAINE  0.2%
  2,000    Maine Hlth & Higher Ed Fac Piper Shores Ser
           A (Prerefunded @ 01/01/09).................       7.550   01/01/29        2,216,680
  8,050    Rumford, ME Solid Waste Disp Rev Boise
           Cascade Corp Proj Rfdg (AMT)...............       6.875   10/01/26        8,595,146
                                                                                --------------
                                                                                    10,811,826
                                                                                --------------
           MARYLAND  1.1%
  1,934    Anne Arundel Cnty, MD Spl Tax Farmington
           Vlg Proj Ser A.............................       6.250   06/01/25        2,045,611
  2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder
           Care Ser A.................................       7.250   11/01/29        2,583,300
  1,500    Frederick Cnty, MD Spl Oblig Urbana Cmnty
           Dev Auth...................................       6.625   07/01/25        1,585,290
  1,165    Maryland St Cmnty Dev Admin Residential Ser
           B (AMT)....................................       5.450   09/01/32        1,185,702
  6,715    Maryland St Econ Dev Corp Air Cargo BW II
           LLC Rfdg (AMT).............................       6.500   07/01/24        6,438,879
  1,745    Maryland St Econ Dev Corp Air Cargo BW II
           LLC Rfdg (AMT).............................       7.340   07/01/24        1,791,975
  3,000    Maryland St Econ Dev Corp MD Golf Course
           Sys (Prerefunded @ 06/01/12)...............       8.250   06/01/28        3,616,290
  5,000    Maryland St Econ Dev Corp Student Hsg Rev
           Univ MD College Pk Proj....................       5.625   06/01/35        5,190,350
  2,000    Maryland St Hlth & Higher Collington
           Episcopal..................................       6.750   04/01/23        1,811,420
  1,400    Maryland St Hlth & Higher Ed Fac Auth Rev
           Medstar Hlth Rfdg..........................       5.375   08/15/24        1,461,194
  7,770    Maryland St Hlth & Higher Ed Fac Auth Rev
           Medstar Hlth Rfdg..........................       5.500   08/15/33        8,082,665
    465    Montgomery Cnty, MD Econ Dev Rev Editorial
           Proj In Ed Ser A (Acquired 09/28/98, Cost
           $466,517) (b)..............................       6.250   09/01/08          465,581
  3,730    Montgomery Cnty, MD Econ Dev Rev Editorial
           Proj In Ed Ser A (Acquired 09/28/98, Cost
           $3,730,000) (b)............................       6.400   09/01/28        3,659,503
  1,355    Montgomery Cnty, MD Spl Oblig West
           Germantown Dev Dist Ser B (a)..............       6.700   07/01/27        1,443,983
  3,000    Prince Georges Cnty, MD Spl Oblig Spl Assmt
           Woodview Ser A.............................       8.000   07/01/26        3,179,790
  4,000    Prince Georges Cnty, MD Spl Oblig Woodview
           Vlg Phase II Subdist.......................       7.000   07/01/32        4,287,000

 32                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MARYLAND (CONTINUED)
$ 1,000    Westminster, MD Econ Dev Carroll Lutheran
           Vlg Ser A..................................       6.000%  05/01/24   $    1,038,400
  1,500    Westminster, MD Econ Dev Carroll Lutheran
           Vlg Ser A..................................       6.250   05/01/34        1,568,235
                                                                                --------------
                                                                                    51,435,168
                                                                                --------------
           MASSACHUSETTS  4.9%
  1,620    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg.......................       5.875   07/01/18        1,642,275
  4,750    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg.......................       6.000   07/01/28        4,821,820
  1,500    Massachusetts St Dev Fin Agy Briarwood Ser
           B (Prerefunded @ 12/01/10) (a).............       8.000   12/01/18        1,791,855
  2,500    Massachusetts St Dev Fin Agy Briarwood Ser
           B (Prerefunded @ 12/01/10).................       8.000   12/01/22        2,986,425
  6,165    Massachusetts St Dev Fin Agy Criterion
           Child Enrichment (a).......................       6.750   01/01/34        6,499,698
  1,125    Massachusetts St Dev Fin Agy Dimock Cmnty
           Hlth Ctr (a)...............................       6.250   12/01/13        1,136,767
  7,565    Massachusetts St Dev Fin Agy Dimock Cmnty
           Hlth Ctr (a)...............................       6.750   12/01/33        7,753,142
  2,000    Massachusetts St Dev Fin Agy First Mtg
           Loomis Cmntys Proj Ser A...................       6.900   03/01/32        2,137,020
    850    Massachusetts St Dev Fin Agy First Mtg
           Overlook Cmntys Ser A......................       6.125   07/01/24          868,139
  1,845    Massachusetts St Dev Fin Agy First Mtg
           Overlook Cmntys Ser A......................       6.250   07/01/34        1,875,479
  5,865    Massachusetts St Dev Fin Agy Regis
           College....................................       5.500   10/01/28        5,512,807
    860    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)...............       6.100   09/01/18          905,382
  1,445    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)...............       6.250   09/01/28        1,509,996
  1,685    Massachusetts St Dev Fin Agy Rev
           Developmental Disabilities Inc (a).........       6.750   06/01/20        1,758,213
  9,355    Massachusetts St Dev Fin Agy Rev
           Developmental Disabilities Inc (Acquired
           10/04/01, 12/20/02, 11/19/03, Cost
           $9,745,451) (a) (b)........................       8.000   06/01/20        9,989,737
    845    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth (Acquired 07/27/00, Cost
           $845,000) (b)..............................       7.750   06/01/18          905,325
  1,140    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth Ser B (Acquired 11/19/98, Cost
           $1,145,000) (b)............................       6.375   06/01/18        1,183,217
  1,500    Massachusetts St Dev Fin Agy Rev Hampshire
           College....................................       5.700   10/01/34        1,568,580

See Notes to Financial Statements                                             33

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MASSACHUSETTS (CONTINUED)
$ 4,680    Massachusetts St Dev Fin Agy Rev Hillcrest
           Ed Ctr Inc.................................       6.375%  07/01/29   $    4,720,061
    395    Massachusetts St Dev Fin Agy Rev Hlth Fac
           Beverly Inc Proj Rfdg (Acquired 08/21/03,
           Cost $395,000) (b).........................       7.375   04/01/09          397,413
  4,895    Massachusetts St Dev Fin Agy Rev Hlthcare
           Fac Alliance Ser A.........................       7.100   07/01/32        4,997,110
  2,250    Massachusetts St Dev Fin Agy Rev Lexington
           Montessori Sch Issue (Acquired 07/30/99,
           Cost $2,276,878) (a) (b)...................       6.625   08/01/29        2,338,920
    820    Massachusetts St Dev Fin Agy Rev MCHSP
           Human Svc Providers Ser A..................       6.750   07/01/18          844,018
    490    Massachusetts St Dev Fin Agy Rev MCHSP
           Human Svc Providers Ser A (Escrowed to
           Maturity) (a)..............................       7.500   07/01/10          540,632
  1,025    Massachusetts St Dev Fin Agy Rev MCHSP
           Human Svc Providers Ser A (Prerefunded @
           07/01/10)..................................       8.000   07/01/20        1,209,162
  2,400    Massachusetts St Dev Fin Agy Rev MCHSP
           Human Svc Providers Ser C (a)..............       7.750   07/01/30        2,517,552
  5,045    Massachusetts St Dev Fin Agy Rev New
           England Ctr For Children...................       6.000   11/01/19        5,164,314
  3,010    Massachusetts St Dev Fin Agy Rev Whitney
           Academy Issue (a)..........................       7.500   09/01/30        3,232,258
    720    Massachusetts St Hlth & Ed Baystate Fac
           Auth Rev Med Ctr Ser F.....................       5.500   07/01/22          754,142
  1,650    Massachusetts St Hlth & Ed Fac Auth Rev
           Caritas Christi Oblig Grp Ser A............       5.625   07/01/20        1,687,933
  2,500    Massachusetts St Hlth & Ed Fac Auth Rev
           Caritas Christi Oblig Grp Ser A............       5.750   07/01/28        2,541,100
  5,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Caritas Christi Oblig Grp Ser B............       6.750   07/01/16        5,584,300
  9,845    Massachusetts St Hlth & Ed Fac Auth Rev
           Caritas Christi Oblig Grp Ser B............       6.250   07/01/22       10,561,716
 10,145    Massachusetts St Hlth & Ed Fac Auth Rev
           Christopher House Ser A Rfdg...............       6.875   01/01/29       10,196,638
  6,800    Massachusetts St Hlth & Ed Fac Auth Rev
           Civic Investments Ser B....................       9.150   12/15/23        8,213,448
  3,610    Massachusetts St Hlth & Ed Fac Auth Rev
           Jordan Hosp Ser D..........................       5.250   10/01/23        3,615,054
  1,465    Massachusetts St Hlth & Ed Fac Auth Rev
           Jordan Hosp Ser D..........................       5.375   10/01/28        1,467,974
  6,750    Massachusetts St Hlth & Ed Fac Auth Rev
           Jordan Hosp Ser E..........................       6.750   10/01/33        7,336,575
  7,490    Massachusetts St Hlth & Ed Fac Auth Rev
           Lasell College Ser A (a)...................       5.625   07/01/29        7,436,372

 34                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MASSACHUSETTS (CONTINUED)
$ 5,600    Massachusetts St Hlth & Ed Fac Auth Rev
           Milford Whitinsville Hosp Ser D............       6.350%  07/15/32   $    5,904,528
  3,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Nichols College Issue Ser C................       6.125   10/01/29        3,152,520
  2,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Partn Hlthcare Sys Ser C...................       5.750   07/01/32        2,171,300
  7,600    Massachusetts St Hlth & Ed Fac Auth Rev
           Saint Mem Med Ctr Ser A....................       6.000   10/01/23        7,605,928
  1,867    Massachusetts St Hlth & Ed Nichols College
           Issue Ser C................................       6.000   10/01/17        1,974,614
  1,000    Massachusetts St Hlth & Ed Northn Berkshire
           Hlth Ser B.................................       6.250   07/01/24        1,051,070
  3,005    Massachusetts St Hlth & Ed Northn Berkshire
           Hlth Ser B.................................       6.375   07/01/34        3,146,205
  5,000    Massachusetts St Hlth & Ed Rols RR II R 294
           (Inverse Fltg) (Acquired 08/23/04, Cost
           $5,182,444) (a) (b)........................       6.829   07/15/35        5,293,100
  5,865    Massachusetts St Indl Fin Agy Assisted
           Living Fac Rev Marina Bay LLC Proj (AMT)
           (Prerefunded @ 12/01/07)...................       7.500   12/01/27        6,324,229
  7,720    Massachusetts St Indl Fin Agy Assisted
           Living Fac Rev Newton Grp Pptys LLC Proj
           (AMT)......................................       8.000   09/01/27        8,386,699
    700    Massachusetts St Indl Fin Agy HMEA Issue
           (a)........................................       7.000   09/01/12          718,522
  2,555    Massachusetts St Indl Fin Agy Rev East
           Boston Neighborhood Proj (a)...............       7.500   07/01/16        2,565,424
  2,560    Massachusetts St Indl Fin Agy Rev East
           Boston Neighborhood Proj...................       7.625   07/01/26        2,579,584
    720    Massachusetts St Indl Fin Agy Rev First Mtg
           GF/Pilgrim Inc Proj........................       6.500   10/01/15          696,110
  2,000    Massachusetts St Indl Fin Agy Rev First Mtg
           GF/Pilgrim Inc Proj........................       6.750   10/01/28        1,874,160
 12,685    Massachusetts St Indl Fin Agy Rev First Mtg
           Reeds Landing Proj (g)..................... 7.100/7.350   10/01/28       12,226,310
  1,575    Massachusetts St Indl Fin Agy Rev First Mtg
           Stone Institute & Newton...................       7.700   01/01/14        1,601,885
    870    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (Acquired 06/24/98, Cost
           $886,359) (b)..............................       6.200   06/01/08          894,891
  4,585    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (Acquired 06/24/98, Cost
           $4,673,646) (b)............................       6.375   06/01/18        4,758,817
  3,380    Massachusetts St Indl Fin Agy Rev JRC
           Assisted Living............................       7.500   07/01/26        3,411,130

See Notes to Financial Statements                                             35

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MASSACHUSETTS (CONTINUED)
$ 2,600    Massachusetts St Indl Fin Agy Rev
           Montserrat College Art Issue Ser A
           (Acquired 12/23/97, Cost $2,600,000) (a)
           (b)........................................       7.000%  12/01/27   $    2,629,406
  2,000    Massachusetts St Indl Fin Agy Rev Sr Living
           Fac Forge Hill Proj (AMT)..................       6.750   04/01/30        2,012,400
                                                                                --------------
                                                                                   221,181,401
                                                                                --------------
           MICHIGAN  2.5%
  1,000    Chelsea, MI Econ Dev Corp Rev Utd Methodist
           Retirement Rfdg............................       5.400   11/15/18        1,011,840
  3,715    Chelsea, MI Econ Dev Corp Rev Utd Methodist
           Retirement Rfdg............................       5.400   11/15/27        3,671,126
  2,950    Detroit, MI Loc Dev Fin Auth Tax Increment
           Sr Ser B (Acquired 09/08/97, Cost
           $2,950,000) (b)............................       6.850   05/01/21        3,031,331
    810    Detroit, MI Loc Dev Fin Auth Tax Increment
           Sub Ser C (Acquired 09/08/97, Cost
           $810,000) (b)..............................       6.700   05/01/21          831,133
 13,670    Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr
           Rfdg.......................................       6.000   07/01/20       14,430,872
  1,500    Gaylord, MI Hosp Fin Auth Ltd Otsego Mem
           Hosp Rfdg..................................       6.500   01/01/37        1,541,070
  1,590    Grand Blanc Academy, MI Ctf Partn..........       7.750   02/01/30        1,635,426
  2,845    John Tollfree Hlth Sys Corp Rfdg...........       6.000   09/15/23        2,899,738
  3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
           Heritage Ser A.............................       7.250   05/15/25        3,250,590
  1,500    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
           Ser A......................................       6.250   07/01/40        1,621,170
  2,750    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
           Ser A......................................       5.250   07/01/30        2,755,005
  5,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
           Ser A......................................       6.000   07/01/35        5,326,300
  4,250    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
           Clemens Gen Hosp Ser B.....................       5.750   11/15/25        4,282,215
  9,725    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
           Clemens Gen Hosp Ser B.....................       5.875   11/15/34        9,855,315
  2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
           First Mtg Burcham Hills Ser A Rfdg.........       7.500   07/01/13        2,435,649
  3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
           First Mtg Burcham Hills Ser A Rfdg.........       7.750   07/01/19        3,503,333
  2,095    Michigan St Hosp Fin Auth Rev Hosp Central
           MI Cmnty Hosp..............................       6.250   10/01/27        2,129,777
  1,000    Michigan St Hosp Fin Auth Rev Hosp Holland
           Cmnty Hosp Ser A...........................       5.250   01/01/30        1,024,100
  2,000    Michigan St Hosp Fin Auth Rev Hosp Holland
           Cmnty Hosp Ser A...........................       5.375   01/01/34        2,061,360

 36                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MICHIGAN (CONTINUED)
$ 5,000    Michigan St Hosp Fin Auth Rev Hosp Oakwood
           Oblig Group Ser A..........................       5.750%  04/01/32   $    5,282,550
  1,530    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg.....................       6.000   02/01/14        1,530,428
  7,315    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg.....................       6.000   02/01/24        7,317,560
  3,000    Michigan St Hosp Fin Auth Rev Presbyterian
           Vlg MI Oblig...............................       6.400   01/01/15        3,067,830
  6,500    Michigan St Hosp Fin Auth Rev Presbyterian
           Vlg MI Oblig...............................       6.500   01/01/25        6,647,485
    400    Michigan St Hosp Fin Auth Rev Presbyterian
           Vlg MI Oblig (Prerefunded @ 01/01/07)......       6.375   01/01/15          420,348
  1,750    Michigan St Hosp Fin Auth Rev Presbyterian
           Vlg Rfdg...................................       5.500   11/15/35        1,744,855
  3,000    Michigan St Strategic Fd Detroit Edison
           Pollutn Ctl Ser B Rfdg (AMT)...............       5.650   09/01/29        3,117,300
  1,328    Michigan St Strategic Fd Ltd Oblig Rev
           Great Lakes Pulp & Fiber Proj (AMT) (d)
           (e)........................................       8.000   12/01/27          186,812
  3,875    Michigan St Strategic Fd Solid Genesee Pwr
           Stad Proj Rfdg (AMT).......................       7.500   01/01/21        3,862,174
  4,500    Pontiac, MI Hosp Fin Auth Hosp Rev NOMC
           Oblig Group................................       6.000   08/01/23        4,238,145
  3,000    Star Intl Academy MI Ctf Partn.............       8.000   03/01/33        3,231,840
  5,500    Wenonah Pk Pptys Inc Bay City Hotel Rev
           Bd.........................................       7.500   04/01/33        5,212,515
                                                                                --------------
                                                                                   113,157,192
                                                                                --------------
           MINNESOTA  2.7%
  5,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
           Ctr Proj...................................       7.750   02/01/31        5,310,900
  1,750    Albertville, MN Multi-Family Rev Hsg
           Cottages Albertville Proj Ser A............       6.750   09/01/29        1,797,145
  2,460    Cambridge, MN Hsg & Hlthcare Fac Rev
           Grandview West Proj Ser A..................       6.000   10/01/28        2,447,651
  2,000    Cambridge, MN Hsg & Hlthcare Fac Rev
           Grandview West Proj Ser B..................       6.000   10/01/33        1,981,100
  1,375    Carlton, MN Hlth & Hsg Fac Inter Faith
           Social Svc Inc Proj........................       7.500   04/01/19        1,474,825
  2,250    Carlton, MN Hlth & Hsg Fac Inter Faith
           Social Svc Inc Proj........................       7.750   04/01/29        2,419,537
  3,000    Coon Rapids, MN Sr Hsg Rev Epiphany Sr
           Citizens Proj Rfdg.........................       6.000   11/01/28        2,999,910
    840    Detroit Lakes, MN Hsg & Hlth CDL Homes Proj
           Ser B......................................       6.000   08/01/24          858,211
  1,435    Detroit Lakes, MN Hsg & Hlth CDL Homes Proj
           Ser B......................................       6.125   08/01/34        1,481,322
  2,500    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
           Saint Luke's Hosp..........................       7.250   06/15/22        2,707,575

See Notes to Financial Statements                                             37

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MINNESOTA (CONTINUED)
$ 5,630    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
           Saint Luke's Hosp..........................       7.250%  06/15/32   $    6,027,816
  1,000    Edina, MN Hlthcare Fac Rev VOA Care Ctrs MN
           Proj Ser A.................................       6.625   12/01/30        1,045,180
  3,935    Fridley, MN Sr Hsg Banfill Crossing Homes
           Proj.......................................       6.750   09/01/34        3,892,581
  2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth
           Svc Proj (Prerefunded @ 04/01/11)..........       7.500   04/01/31        2,930,825
    625    Marshall, MN Med Ctr Gross Rev Weiner Mem
           Med Ctr Proj Ser A.........................       6.000   11/01/28          674,969
    800    Minneapolis & Saint Paul, MN Hsg & Redev
           Auth Hlthcare Hlth Partners Oblig Grp
           Proj.......................................       5.875   12/01/29          853,032
    350    Minneapolis, MN Multi-Family Rev Hsg
           Belmont Apt Proj (AMT).....................       7.250   11/01/16          350,742
  1,320    Minneapolis, MN Multi-Family Rev Hsg
           Belmont Apt Proj (AMT).....................       7.625   11/01/27        1,324,990
  2,050    Minneapolis, MN Rev Walker Methodist Sr
           Svcs Ser A.................................       5.875   11/15/18        2,021,648
  4,950    Minneapolis, MN Rev Walker Methodist Sr
           Svcs Ser A.................................       6.000   11/15/28        4,805,905
  2,000    Minnesota Agric & Econ Dev Brd Rev
           Evangelical Luthern Proj...................       6.625   08/01/25        2,190,440
    900    Minnesota Agric & Econ Dev Brd Rev Hlthcare
           Benedictine Proj Ser A.....................       5.500   08/01/23          903,357
    875    Minnesota Agric & Econ Dev Brd Rev Hlthcare
           Benedictine Proj Ser A.....................       5.750   02/01/30          874,352
  2,500    Northwest MN Multi-Cnty Hsg & Redev Auth
           Gov Hsg Rev Pooled Hsg Prog Ser A Rfdg.....       6.250   07/01/40        2,473,625
  2,000    Oakdale, MN Rev Sr Hsg Oak Meadows Proj
           Rfdg.......................................       6.250   04/01/34        2,081,400
  1,425    Ramsey, MN Lease Rev Pact Charter Sch Proj
           Ser A......................................       6.750   12/01/33        1,448,014
  2,000    Saint Cloud, MN Hsg & Redev Auth Sterling
           Heights Apts Proj (AMT)....................       7.450   10/01/32        2,084,640
  2,825    Saint Louis Pk, MN Rev Roitenberg Family
           Asstd Liv Ser A (a)........................       6.750   08/15/21        2,833,814
  2,420    Saint Paul, MN Hsg & Redev Auth Higher
           Ground Academy Ser A Rfdg..................       6.875   12/01/33        2,469,852
  2,415    Saint Paul, MN Hsg & Redev Auth Hope Cmnty
           Academy Proj Ser A.........................       6.750   12/01/33        2,515,464
  4,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev
           Hltheast Proj..............................       6.000   11/15/35        4,268,600
  3,500    Saint Paul, MN Hsg & Redev Auth Lease Rev
           New Spirit Schs Proj Ser A.................       7.500   12/01/31        3,565,205
  1,600    Saint Paul, MN Hsg & Redev Auth LSE Rev
           Achieve Language Academy Ser A Rfdg........       7.000   12/01/32        1,645,792

 38                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MINNESOTA (CONTINUED)
$ 2,290    Saint Paul, MN Hsg & Redev Auth LSE Rev
           Rfdg.......................................       6.750%  01/01/35   $    2,282,580
  2,000    Saint Paul, MN Hsg & Redev Cmnty of Peace
           Academy Proj Ser A.........................       7.875   12/01/30        2,078,240
  4,035    Saint Paul, MN Hsg & Redev Model Cities
           Hlth Ctr Ser A (a).........................       7.250   11/01/26        4,171,343
  7,000    Saint Paul, MN Port Auth Hotel Fac Rev
           Radisson Kellogg Proj Ser 2 Rfdg...........       7.375   08/01/29        7,305,900
  1,700    Saint Paul, MN Port Auth Lease Rev Hltheast
           Midway Campus 03 Ser A.....................       5.750   05/01/25        1,724,599
  1,000    Saint Paul, MN Port Auth Lease Rev Hltheast
           Midway Campus 03 Ser B.....................       6.000   05/01/30        1,013,580
  3,500    Shakopee, MN Hlthcare Saint Francis Regl
           Med Ctr....................................       5.250   09/01/34        3,564,365
  4,000    Vadnais Heights, MN Lease Rev Agric & Food
           Sciences Ser A.............................       6.600   12/01/34        3,982,080
  4,790    Vadnais Heights, MN Multi-Family Rev Hsg
           Cottages Vadnais Hghts Rfdg (AMT)..........       7.000   12/01/31        5,043,918
  1,650    Victoria, MN Private Sch Fac Holy Family
           Catholic High Sch Ser A....................       5.850   09/01/24        1,653,943
  4,500    Victoria, MN Private Sch Fac Holy Family
           Catholic High Sch Ser A....................       5.875   09/01/29        4,506,255
  4,775    Washington Cnty, MN Hsg & Redev Auth Hosp
           Fac Rev Hltheast Proj......................       5.500   11/15/27        4,856,605
  1,450    Winona, MN Hlthcare Winona Hlth Ser A......       6.000   07/01/34        1,524,718
                                                                                --------------
                                                                                   120,468,545
                                                                                --------------
           MISSISSIPPI  0.4%
  1,000    Mississippi Bus Fin Corp (AMT).............       7.250   07/01/34        1,022,720
  5,585    Mississippi Bus Fin Corp MS Pollutn Ctl Rev
           Sys Energy Res Inc Proj....................       5.875   04/01/22        5,683,296
  5,950    Mississippi Dev Bank Spl Oblig Diamond
           Lakes Util Ser A Rfdg......................       6.250   12/01/17        6,000,575
  1,000    Mississippi Hosp Equip & Fac Auth Rev Impt
           Hosp S W MS Med Rfdg.......................       5.750   04/01/23        1,035,030
  2,000    Mississippi Hosp Equip & Fac Auth Rev Impt
           Hosp S W MS Med Rfdg.......................       5.750   04/01/29        2,048,340
                                                                                --------------
                                                                                    15,789,961
                                                                                --------------
           MISSOURI  2.4%
  1,000    370 Missouri Bottom Rd Taussig Rd Trans Dev
           Dist.......................................       7.000   05/01/22        1,085,560
  4,750    370 Missouri Bottom Rd Taussig Rd Trans Dev
           Dist.......................................       7.200   05/01/33        5,154,082
  3,600    Ballwin, MO Tax Increment Rev Impt Ballwin
           Town Ctr Ser A Rfdg........................       6.500   10/01/22        3,694,680
  3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev
           Sarah Cmnty Proj...........................       5.900   05/01/28        3,002,580

See Notes to Financial Statements                                             39

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MISSOURI (CONTINUED)
$ 1,500    Cape Girardeau Cnty, MO Indl Southeast MO
           Hosp Assoc.................................       5.750%  06/01/32   $    1,552,125
  1,500    Carthage, MO Hosp Rev......................       5.875   04/01/30        1,474,140
  5,755    Carthage, MO Hosp Rev......................       6.000   04/01/38        5,653,654
  3,000    Chesterfield, MO Indl Dev Auth Sr Living
           Fac Rev Willows at Brooking Pk Proj Ser
           A..........................................       6.625   12/01/31        3,085,500
  2,390    Ellisville, MO Indl Dev Auth Indl Dev Rev
           Gambrill Gardens Phase I Proj Ser A (a)....       6.750   04/01/33        2,481,943
  2,755    Ellisville, MO Indl Dev Auth Rev Gambrill
           Gardens Proj Impt & Rfdg...................       6.200   06/01/29        2,784,451
  3,995    Fenton, MO Tax Increment Rev & Impt Gravois
           Bluffs Proj Rfdg...........................       6.125   10/01/21        4,090,800
  1,000    Fenton, MO Tax Increment Rev & Impt Gravois
           Bluffs Proj Rfdg...........................       7.000   10/01/21        1,071,640
    375    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj (Escrowed to Maturity)....       7.250   04/01/07          384,045
  1,440    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj...........................       5.000   04/01/17        1,405,224
  2,000    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj (Prerefunded @
           04/01/07)..................................       7.625   04/01/17        2,140,040
    306    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj (Prerefunded @
           04/01/07)..................................       7.625   04/01/18          327,426
  3,610    Good Shepard Nursing Home Dist MO Nursing
           Home Fac Rev Rfdg..........................       5.900   08/15/23        3,637,617
  1,500    Joplin, MO Indl Dev Auth Hlth Freeman Hlth
           Sys Proj...................................       5.750   02/15/35        1,586,535
  3,000    Kansas City, MO Indl Dev Auth First Mtg
           Bishop Spencer Ser A.......................       6.250   01/01/24        3,126,360
  4,000    Kansas City, MO Indl Dev Auth First Mtg
           Bishop Spencer Ser A.......................       6.500   01/01/35        4,195,320
    547    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Brentwood Manor Apt Proj Ser A
           (AMT)......................................       6.950   04/15/15          583,594
  1,490    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Brentwood Manor Apt Proj Ser B
           (AMT)......................................       7.250   10/15/38        1,539,185
    365    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
           (a)........................................       7.550   06/15/12          392,996
    990    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
           (a)........................................       7.550   06/15/22        1,056,152
  3,430    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B (AMT)
           (a)........................................       7.550   06/15/35        3,641,014
  2,000    Kansas City, MO Indl Dev Plaza Lib Proj....       5.900   03/01/24        1,987,860

 40                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MISSOURI (CONTINUED)
$ 1,000    Kansas City, MO Multi-Family Hsg Rev
           Northwoods Apts Proj Ser A (AMT)...........       6.450%  05/01/40   $    1,022,390
  2,790    Kansas City, MO Multi-Family Hsg Rev Vlg
           Green Apt Proj (AMT).......................       6.250   04/01/30        2,282,499
  1,350    Maplewood, MO Tax Increment Rev Maplewood
           South Redev Area...........................       5.750   11/01/26        1,344,560
  1,000    Missouri St Dev Fin Brd Fac Branson Landing
           Proj Ser A.................................       5.500   12/01/24        1,049,110
  1,500    Missouri St Dev Fin Brd Fac Branson Landing
           Proj Ser A.................................       5.625   12/01/28        1,579,140
  5,000    Nevada, MO Hosp Rev Nevada Regl Med Ctr....       6.750   10/01/31        5,281,750
  3,635    Osage Beach, MO Tax Increment Prewitts
           Point Proj.................................       6.750   05/01/23        3,701,811
  3,000    Perry Cnty, MO Nursing Home Rev Rfdg.......       5.900   03/01/28        2,992,320
  5,500    Saint Joseph, MO Indl Dev Auth Hlthcare Rev
           Living Cmnty Saint Joseph Proj.............       7.000   08/15/32        5,852,825
  1,000    Saint Joseph, MO Indl Dev Auth Shoppers
           North Vlg Proj Ser A.......................       5.375   11/01/24          987,680
  8,000    Saint Louis Cnty, MO Indl Dev Auth Hlth Fac
           Rev Ranken Jordan Proj Ser A...............       6.625   11/15/35        8,238,560
    945    Saint Louis, MO Tax Increment Rev Scullin
           Redev Area Ser A...........................      10.000   08/01/10        1,062,445
  3,205    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
           John Fitzgibbon Mem Hosp Inc (Acquired
           01/12/99, Cost $3,206,588) (b).............       6.500   12/01/28        3,297,464
  5,600    Valley Park, MO Indl Dev Auth Sr Hsg Rev
           Cape Albeon Proj...........................       6.150   12/01/33        5,711,048
                                                                                --------------
                                                                                   105,538,125
                                                                                --------------
           NEVADA  1.1%
  2,000    Boulder City, NV Hosp Rev Boulder City Hosp
           Inc Proj Rfdg..............................       5.850   01/01/22        2,002,760
  5,610    Clark Cnty, NV Assisted Living Homestead
           Boulder City Proj (a)......................       6.500   12/01/27        5,774,654
  2,000    Clark Cnty, NV Impt Dist Spl Impt Dist
           No-142 Loc Impt............................       6.100   08/01/18        2,065,640
  2,750    Clark Cnty, NV Impt Dist Spl Impt Dist
           No-142 Loc Impt............................       6.375   08/01/23        2,841,575
  7,490    Clark Cnty, NV Indl Dev Rev Drivers Ser 722
           (Inverse Fltg) (AMT) (Acquired 02/02/05,
           Cost $8,091,364) (FGIC Insd) (a) (b).......       6.605   12/01/12        7,657,776
  2,500    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
           Ser B Rfdg (AMT)...........................       5.900   10/01/30        2,500,025
 11,190    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
           Ser C Rfdg.................................       5.500   10/01/30       11,026,626
    925    Henderson, NV Loc Impt Dist No T 13 Ser
           A..........................................       6.800   03/01/22          944,971
  3,700    Henderson, NV Loc Impt Dist No T 13 Ser
           B..........................................       6.900   03/01/22        3,803,822

See Notes to Financial Statements                                             41

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEVADA (CONTINUED)
$ 1,400    Las Vegas, NV Loc Impt Bds Spl Impt Dist No
           607........................................       6.250%  06/01/24   $    1,454,796
    540    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
           Springs....................................       8.000   09/15/13          546,723
  1,730    North Las Vegas, NV Loc Impt Spl Impt Dist
           No 60 Aliante..............................       6.400   12/01/22        1,802,279
  4,790    Reno, NV Spl Assmt Dist No 4 Somersett
           Pkwy.......................................       6.625   12/01/22        4,938,538
                                                                                --------------
                                                                                    47,360,185
                                                                                --------------
           NEW HAMPSHIRE  1.1%
  4,845    New Hampshire Higher Ed & Hlth Daniel
           Webster College Issue......................       6.300   07/01/29        4,859,341
    435    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Colby-Sawyer College Issue.................       7.200   06/01/12          448,511
  2,565    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Colby-Sawyer College Issue.................       7.500   06/01/26        2,644,412
  2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           First Mtg Odd Fellows Home Rfdg............       9.000   06/01/14        2,204,160
  1,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Havenwood-Heritage Heights.................       7.350   01/01/18        1,021,600
  4,825    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Havenwood-Heritage Heights.................       7.450   01/01/25        4,929,220
  2,020    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Hlthcare Visiting Nurse (Acquired 09/23/93,
           Cost $1,993,864) (b).......................       7.250   09/01/23        2,021,555
  4,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           New England College (a)....................       6.125   03/01/19        3,653,640
  1,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Riverwoods at Exeter Ser A.................       6.500   03/01/23        1,013,280
  1,500    New Hampshire Higher Ed & Hlth Hosp
           Littleton Hosp Assn Ser A..................       5.900   05/01/18        1,562,895
  1,250    New Hampshire Higher Ed & Hlth Hosp
           Littleton Hosp Assn Ser A..................       6.000   05/01/28        1,275,625
  1,570    New Hampshire Hlth & Ed Fac Auth Rev
           Huntington At Nashua Ser A.................       6.875   05/01/23        1,657,920
  4,600    New Hampshire Hlth & Ed Fac Auth Rev
           Huntington At Nashua Ser A.................       6.875   05/01/33        4,798,766
  6,315    New Hampshire Hlth & Ed Fac Daniel Webster
           College Issue (a)..........................       7.500   07/01/31        6,566,021
  1,735    New Hampshire Hlth & Ed Fac Hlthcare Sys
           Covenant Hlth..............................       5.500   07/01/34        1,805,198
  1,055    New Hampshire Hlth & Ed Fac Speare Mem
           Hosp.......................................       5.500   07/01/25        1,074,222
  1,150    New Hampshire Hlth & Ed Fac Speare Mem
           Hosp.......................................       5.875   07/01/34        1,182,074

 42                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW HAMPSHIRE (CONTINUED)
$ 2,840    New Hampshire St Business Fin Auth Elec Fac
           Rev Plymouth Cogeneration (AMT) (Acquired
           06/29/93, Cost $2,795,037) (b).............       7.750%  06/01/14   $    2,917,759
  3,000    New Hampshire St Business Fin Auth Rev
           Alice Peck Day Hlth Sys Ser A Rfdg.........       7.000   10/01/29        3,165,000
    115    New Hampshire St Hsg Fin Auth Single Family
           Rev Mtg Acquisition Ser G (AMT)............       6.300   01/01/26          117,192
    185    New Hampshire St Hsg Fin Auth Single Family
           Rev Ser D (AMT)............................       5.900   07/01/28          190,271
                                                                                --------------
                                                                                    49,108,662
                                                                                --------------
           NEW JERSEY  3.5%
  4,990    Camden Cnty, NJ Impt Auth Lease Rev
           Dockside Refrig (Acquired 03/08/96,
           01/29/97, 02/03/97, 05/20/97, Cost
           $5,162,303) (b) (c)........................       8.400   04/01/24        4,793,394
  2,000    Camden Cnty, NJ Impt Auth Rev Hlthcare
           Redev Cooper Hlth Ser A....................       5.750   02/15/34        2,089,600
  6,000    New Jersey Econ Dev Auth Cedar Crest Vlg
           Inc Fac Ser A..............................       7.250   11/15/21        6,557,160
  3,450    New Jersey Econ Dev Auth Econ Dev Rev
           United Methodist Homes Ser A...............       6.125   07/01/23        3,635,265
  5,800    New Jersey Econ Dev Auth Econ Dev Rev
           United Methodist Homes Ser A...............       6.250   07/01/33        6,193,240
    175    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A (Prerefunded @ 02/01/07)........       7.000   02/01/10          181,941
  1,500    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A (Prerefunded @ 02/01/07)........       7.375   02/01/17        1,598,175
  3,500    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A (Prerefunded @ 02/01/07)........       7.500   02/01/27        3,734,045
  2,355    New Jersey Econ Dev Auth First Mtg
           Franciscan Oaks Proj.......................       5.750   10/01/23        2,380,858
    600    New Jersey Econ Dev Auth First Mtg Hamilton
           Continuing Care Ser A......................       8.350   11/01/30          619,878
  1,500    New Jersey Econ Dev Auth First Mtg
           Presbyterian Ser A.........................       6.250   11/01/20        1,558,695
  1,500    New Jersey Econ Dev Auth First Mtg
           Presbyterian Ser A.........................       6.375   11/01/31        1,549,365
  1,250    New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj...............................       8.000   04/01/23        1,343,400
  3,500    New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj...............................       8.000   04/01/31        3,735,445
  6,000    New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj...............................       7.750   04/01/33        6,314,280
  1,000    New Jersey Econ Dev Auth Holt Hauling &
           Warehsg Rev Ser G Rfdg (d).................       8.400   12/15/15          790,000
  2,000    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Seabrook Vlg Inc Ser A.................       8.250   11/15/30        2,252,460

See Notes to Financial Statements                                             43

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW JERSEY (CONTINUED)
$ 1,000    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A..................................       8.000%  11/15/15   $    1,138,250
  1,000    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A..................................       8.125   11/15/18        1,081,120
  1,440    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A..................................       8.125   11/15/23        1,630,915
  4,000    New Jersey Econ Dev Auth Rev Cig Tax.......       5.750   06/15/29        4,196,480
    975    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A (a) (d)...............       8.250   04/01/10          520,884
  2,060    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A (d)...................       8.500   04/01/16        1,100,946
  1,100    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A (Prerefunded @
           11/01/06)..................................       8.500   11/01/16        1,173,469
  1,500    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A (Prerefunded @
           11/01/06)..................................       8.625   11/01/25        1,601,820
  1,550    New Jersey Econ Dev Auth Rev Kullman Assoc
           LLC Proj Ser A (AMT).......................       6.125   06/01/18        1,408,330
    825    New Jersey Econ Dev Auth Rev Kullman Assoc
           LLC Proj Ser A (AMT).......................       6.750   07/01/19          774,098
  2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
           Esplanade Bear (AMT).......................       7.000   06/01/39        2,010,075
  1,155    New Jersey Econ Dev Auth Spl Fac Rev Contl
           Airl Inc Proj (AMT)........................       6.625   09/15/12        1,084,302
    680    New Jersey Econ Dev Auth Spl Fac Rev Contl
           Airl Inc Proj (AMT)........................       7.000   11/15/30          601,657
 25,125    New Jersey Econ Dev Auth Spl Fac Rev Contl
           Airl Inc Proj (AMT)........................       9.000   06/01/33       26,115,428
  4,895    New Jersey Econ Dev Auth Sr Mtg Arbor Ser
           A..........................................       6.000   05/15/28        5,004,305
  4,000    New Jersey Econ Dev Auth Utd Methodist
           Homes NJ Oblig.............................       5.750   07/01/29        4,064,920
  4,385    New Jersey Hlthcare Fac Fin Auth Rev Cap
           Hlth Sys Oblig Grp Ser A...................       5.750   07/01/23        4,674,322
  1,500    New Jersey Hlthcare Fac Fin Auth Rev Cap
           Hlth Sys Oblig Grp Ser A...................       5.000   07/01/26        1,509,810
  3,000    New Jersey Hlthcare Fac Fin Auth Rev Cap
           Hlth Sys Oblig Grp Ser A...................       5.375   07/01/33        3,079,680
  1,595    New Jersey Hlthcare Fac Fin Auth Rev Care
           Inst Inc Cherry Hill Proj (a)..............       7.750   07/01/10        1,671,735
  1,000    New Jersey Hlthcare Fac Fin Auth Rev Care
           Inst Inc Cherry Hill Proj..................       8.000   07/01/27        1,041,630
  1,000    New Jersey Hlthcare Fac Fin Auth Rev
           Palisades Med Ctr NY Hlthcare..............       6.625   07/01/31        1,083,940

 44                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW JERSEY (CONTINUED)
$ 1,140    New Jersey Hlthcare Fac Fin Auth Rev
           Pascack Vlg Hosp Assn......................       6.000%  07/01/13   $    1,157,602
  1,200    New Jersey Hlthcare Fac Fin Auth Rev
           Pascack Vlg Hosp Assn......................       6.500   07/01/23        1,233,120
  7,000    New Jersey Hlthcare Fac Fin Auth Rev
           Pascack Vlg Hosp Assn......................       6.625   07/01/36        7,179,060
  1,640    New Jersey Hlthcare Fac Fin Auth Rev
           Raritan Bay Med Ctr Issue Rfdg.............       7.250   07/01/14        1,694,612
  2,135    New Jersey Hlthcare Fac Fin Auth Rev South
           Jersey Hosp................................       6.000   07/01/32        2,261,435
    720    New Jersey Hlthcare Fac Trinitas Hosp Oblig
           Grp........................................       7.500   07/01/30          801,310
  1,030    New Jersey St Ed Fac Auth Rev Caldwell
           College Ser A..............................       7.250   07/01/25        1,037,076
  3,565    New Jersey St Ed Fac Auth Rev Felician
           College of Lodi Ser D (Acquired 11/07/97,
           Cost $3,666,452) (b).......................       7.375   11/01/22        3,705,746
  5,000    New Jersey St Ed Fac Auth Rols Ser 295-1
           (Inverse Fltg) (Acquired 08/23/04, Cost
           $5,307,058) (a) (b)........................       6.839   07/01/26        5,479,450
  5,000    New Jersey St Ed Fac Auth Rols Ser 295-2
           (Inverse Fltg) (Acquired 08/23/04, Cost
           $5,275,721) (a) (b)........................       6.839   07/01/27        5,450,300
  1,650    Tobacco Settlement Fin Corp NJ.............       6.250   06/01/43        1,792,214
  2,155    Tobacco Settlement Fin Corp NJ.............       5.750   06/01/32        2,207,151
  5,000    Tobacco Settlement Fin Corp NJ.............       6.000   06/01/37        5,150,250
  2,000    Tobacco Settlement Fin Corp NJ.............       6.125   06/01/42        2,070,320
                                                                                --------------
                                                                                   157,114,963
                                                                                --------------
           NEW MEXICO  0.7%
  7,015    Albuquerque, NM Retirement Fac Rev La Vida
           Llena Proj Ser B Rfdg......................       6.600   12/15/28        7,186,026
  1,470    Bernalillo Cnty, NM Multi-Family Rev Hsg Sr
           Solar Villas Apt Ser F.....................       7.250   10/15/22        1,537,047
  1,495    Cabezon Pub Impt Dist NM...................       6.300   09/01/34        1,531,628
  3,000    Farmington, NM Pollutn Ctl Rev Public Svc
           Co NM Proj Ser A (AMT).....................       6.600   10/01/29        3,238,230
  3,825    New Mexico Hsg Auth Region III Sr Brentwood
           Gardens Apt Ser A (AMT)....................       6.850   12/01/31        3,943,422
  2,315    New Mexico Regl Hsg Auth Hsg Wildewood Apt
           Proj Sr Ser A (a)..........................       7.500   12/01/30        2,427,046
  2,725    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
           Woodleaf Apt Proj Ser A Rfdg (GNMA
           Collateralized)............................       7.125   12/15/27        2,786,994
  3,365    San Juan Cnty, NM Multi-Family Hsg Apple
           Ridge Apts Sr Ser A (AMT) (a)..............       7.250   12/01/31        3,476,449

See Notes to Financial Statements                                             45

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW MEXICO (CONTINUED)
$ 3,250    Santa Fe Cnty, NM Proj Rev El Castillo
           Retirement Ser A...........................       5.625%  05/15/25   $    3,261,310
  3,000    Santa Fe, NM Edl Fac Rev Impt College of
           Santa Fe Proj..............................       5.750   10/01/28        3,029,730
    750    Ventana West Pub Impt Dist NM..............       6.875   08/01/33          792,480
                                                                                --------------
                                                                                    33,210,362
                                                                                --------------
           NEW YORK  7.8%
  1,000    Amherst, NY Indl Dev Agy Sr Rev Sharrey
           Zedek Proj Ser A...........................       7.000   12/01/24          740,590
  1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey
           Zedek Proj Ser A...........................       7.000   12/01/34        1,107,780
  1,955    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
           Allen Proj Ser A...........................       6.875   06/01/39        1,897,816
    845    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A..............................       7.750   11/15/10          917,366
  3,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A..............................       8.125   11/15/20        3,232,140
  1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A..............................       8.250   11/15/30        1,080,850
  1,340    Brookhaven, NY Indl Dev Agy Sr Residential
           Hsg Rev Woodcrest Estates Fac Ser A
           (AMT)......................................       6.250   12/01/23        1,369,065
  4,760    Brookhaven, NY Indl Dev Agy Sr Residential
           Hsg Rev Woodcrest Estates Fac Ser A
           (AMT)......................................       6.375   12/01/37        4,854,676
    660    Castle Rest Residential Hlthcare Fac NY Rev
           Hlthcare Fac Ser B.........................       8.000   08/01/10          676,018
  3,455    Dutchess Cnty, NY Indl Dev Agy Saint
           Francis Hosp Ser A Rfdg....................       7.500   03/01/29        3,758,176
  7,500    Metropolitan Trans Auth NY Rites Port Auth
           1273 (Inverse Fltg) (Acquired 08/30/04,
           Cost $8,281,329) (FSA Insd) (a) (b)........       7.245   11/15/24        8,624,850
  2,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
           Cloverwood Sr Living Ser A.................       6.750   05/01/23        1,617,540
  5,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
           Cloverwood Sr Living Ser A.................       6.875   05/01/33        4,039,550
  1,500    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
           Highland Hosp Rochester Proj...............       5.000   08/01/25        1,524,630
  2,250    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
           Highland Hosp Rochester Rfdg...............       5.000   08/01/22        2,307,983
    815    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj.......................................       8.000   11/15/15          920,608
  1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj.......................................       8.550   11/15/32        1,780,898
  1,000    Mount Vernon, NY Indl Dev Agy Civic Fac
           Rev........................................       6.200   06/01/29        1,022,530
  2,000    New York City Indl Dev Agy Amern Airl Inc
           Proj (AMT).................................       6.900   08/01/24        1,498,100

 46                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$25,000    New York City Indl Dev Agy Amern Airl JFK
           Intl Arpt (AMT)............................       7.125%  08/01/11   $   24,654,500
 13,000    New York City Indl Dev Agy Amern Airl JFK
           Intl Arpt (AMT)............................       7.750   08/01/31       12,566,320
  2,110    New York City Indl Dev Agy British Airways
           Plc Proj (AMT).............................       5.250   12/01/32        1,789,808
 12,475    New York City Indl Dev Agy British Airways
           Plc Proj (AMT).............................       7.625   12/01/32       13,421,603
  3,265    New York City Indl Dev Agy Civic Fac Rev
           Cmnty Res Developmentally Disabled.........       7.500   08/01/26        3,350,249
  3,480    New York City Indl Dev Agy Civic Fac Rev
           Our Lady of Mercy Med Ctr Pkg Corp Proj....       8.500   12/30/22        3,178,180
  3,000    New York City Indl Dev Agy Civic Fac Rev
           Psch Inc Proj..............................       6.375   07/01/33        3,184,920
  2,650    New York City Indl Dev Agy Civic Fac Rev
           Spl Place Inc Proj Ser A...................       7.000   01/01/33        2,798,612
  5,345    New York City Indl Dev Agy Civic Fac Rev
           Touro College Proj Ser A (Acquired
           06/29/99, 06/06/01, 07/22/02, Cost
           $4,980,640) (b)............................       6.350   06/01/29        5,480,603
  4,000    New York City Indl Dev Agy JFK Intl Arpt
           Proj Ser A (AMT)...........................       8.000   08/01/12        4,067,680
  3,000    New York City Indl Dev Agy JFK Intl Arpt
           Proj Ser B (AMT)...........................       8.500   08/01/28        3,077,460
    315    New York City Indl Dev Agy Lycee Francais
           De NY Proj Ser A (ACA Insd)................       5.375   06/01/23          325,663
  5,000    New York City Indl Dev Agy Lycee Francais
           De NY Ser C................................       6.800   06/01/28        5,382,100
 27,900    New York City Indl Dev Agy Rev Liberty--7
           World Trade Ctr Ser A (f)..................       6.250   03/01/15       29,201,814
 12,000    New York City Indl Dev Agy Rev Liberty--7
           World Trade Ctr Ser A......................       6.500   03/01/35       12,665,280
  7,500    New York City Indl Dev Agy Rev Visy Paper
           Inc Proj (AMT).............................       7.950   01/01/28        7,681,425
  1,250    New York City Indl Dev Agy Spl Fac Rev
           Contl Airl Inc (AMT).......................       8.000   11/01/12        1,215,763
  1,250    New York City Indl Dev Agy Spl Fac Rev
           Contl Airl Inc (AMT).......................       8.375   11/01/16        1,202,088
  5,020    New York City Muni Wtr Auth Rev Drivers Ser
           297 (Inverse Fltg) (Acquired 09/27/02, Cost
           $5,236,509) (FSA Insd) (a) (b).............       7.460   06/15/26        5,364,774
  5,000    New York City Muni Wtr Fin Drivers Ser 499
           (Inverse Fltg) (Acquired 08/18/04, Cost
           $5,095,296) (a) (b)........................       6.635   06/15/11        5,223,500
 22,500    New York City Trans Drivers Ser 508
           (Inverse Fltg) (Acquired 08/31/04,
           09/15/04, 10/20/04, Cost $23,080,276)
           (b)........................................       6.635   02/01/12       23,598,675

See Notes to Financial Statements                                             47

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$10,000    New York Cnty Tob Tr IV Settlement Ser A...       5.000%  06/01/42   $    9,165,100
  4,550    New York Cnty Tob Tr IV Settlement Ser A...       5.000   06/01/45        4,161,066
  1,750    New York St Dorm Auth Rev Mtg Ellis Hosp
           (FHA Gtd)..................................       4.750   02/15/32        1,735,615
  2,000    New York St Dorm Auth Rev North Shore L I
           Jewish Grp.................................       5.375   05/01/23        2,083,020
  4,375    New York St Dorm Auth Rev Rites Port Auth
           1272 Ser A (Inverse Fltg) (Acquired
           08/23/04, Cost $4,981,799) (FGIC Insd) (a)
           (b)........................................       6.744   07/01/18        4,917,019
  6,220    New York St Dorm Auth Rev Rites Port Auth
           1272 Ser B (Inverse Fltg) (Acquired
           08/23/04, Cost $6,990,338) (FGIC Insd) (a)
           (b)........................................       6.744   07/01/19        6,944,506
  2,500    New York St Dorm Auth Rev Winthrop South
           Nassau Univ................................       5.500   07/01/23        2,625,475
  5,195    New York St Dorm Auth Rev Winthrop South
           Nassau Univ................................       5.750   07/01/28        5,496,985
  4,000    New York St Dorm Auth Rev Winthrop Univ
           Hosp Assn Ser A............................       5.500   07/01/23        4,195,520
  2,010    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Ser
           A..........................................       7.600   09/01/15        2,009,879
  1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac
           Saint Elizabeth Med Ser A..................       5.875   12/01/29        1,278,238
  1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac
           Saint Elizabeth Med Ser B..................       6.000   12/01/19        1,571,467
    300    Onondaga Cnty, NY Indl Dev Agy Civic Fac
           Rev Iroquois Nursing Home Ser B (FHA Gtd)
           (a)........................................       7.000   02/01/09          299,985
  4,000    Orange Cnty, NY Indl Dev Agy Arden Hill
           Life Care Ctr Proj Ser A...................       7.000   08/01/31        4,219,960
    350    Oswego Cnty, NY Indl Dev Agy Civic Fac Rev
           (a)........................................       7.000   02/01/12          364,375
  2,300    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
           Living Proj (AMT)..........................       6.375   10/01/28        2,219,454
  6,225    Port Auth NY & NJ Rites Port Auth 1269 Ser
           A (AMT) (Inverse Fltg) (Acquired 08/03/04,
           Cost $6,967,408) (MBIA Insd) (a) (b).......       7.225   05/01/12        7,144,246
  3,580    Port Auth NY & NJ Rites Port Auth 1269 Ser
           B (AMT) (Inverse Fltg) (Acquired 08/03/04,
           Cost $3,963,950) (MBIA Insd) (a) (b).......       7.225   05/01/12        4,087,680
  4,000    Port Auth NY & NJ Rites Port Auth 1271
           (AMT) (Inverse Fltg) (Acquired 08/17/04,
           Cost $4,686,190) (MBIA Insd) (a) (b).......       7.225   11/01/16        4,620,080
  5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac
           Rev Dominican College Proj (Prerefunded @
           05/01/08) (Acquired 06/30/98, 01/28/00,
           11/13/00, 11/17/00, Cost $4,656,737) (b)...       6.250   05/01/28        5,461,157

 48                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$ 2,265    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
           Highpointe at Malta Proj Ser A.............       6.875%  06/01/39   $    2,241,580
  1,000    Suffolk Cnty, NY Gurwin Jewish Phase II....       6.700   05/01/39        1,049,710
  5,250    Suffolk Cnty, NY Indl Dev Agy Continuing
           Care Retirement Cmnty Rev First Mtg
           Jeffersons Ferry...........................       7.250   11/01/28        5,673,465
  1,000    Suffolk Cnty, NY Indl Dev Agy Continuing
           Care Retirement Peconic Landing Ser A......       8.000   10/01/20        1,125,170
  2,000    Suffolk Cnty, NY Indl Dev Agy Continuing
           Care Retirement Peconic Landing Ser A......       8.000   10/01/30        2,237,620
  6,775    Suffolk Cnty, NY Indl Dev Agy Eastern Long
           Is Hosp Assoc Ser A........................       7.750   01/01/22        7,216,595
  2,960    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
           Spellman High Voltage Fac Ser A (AMT)......       6.375   12/01/17        2,905,862
  4,600    Sullivan Cnty, NY Indl Dev Agy Civic Fac
           Rev Hebrew Academy Spl Children (a)........       7.500   06/01/32        4,686,020
    145    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
           Rest Ser B.................................       7.500   08/01/10          146,366
  1,350    Syracuse, NY Indl Dev Agy Rev First Mtg
           Jewish Home Ser A..........................       7.375   03/01/21        1,449,090
  2,325    Syracuse, NY Indl Dev Agy Rev First Mtg
           Jewish Home Ser A..........................       7.375   03/01/31        2,483,751
  5,000    Triborough Brdg & Tunl Auth NY Drivers Ser
           525 (Inverse Fltg) (Acquired 09/29/04, Cost
           $5,435,100) (a) (b)........................       6.635   11/15/32        5,238,650
    695    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A................       6.250   06/01/08          694,840
  1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A................       6.400   06/01/14          973,860
  3,895    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A................       6.450   06/01/24        3,613,859
  3,750    Utica, NY Indl Dev Agy Civic Fac Rev Utica
           College Civic Fac..........................       6.850   12/01/31        3,922,388
    765    Utica, NY Indl Dev Agy Civic Utica College
           Proj Ser A.................................       6.875   12/01/24          814,090
  1,235    Utica, NY Indl Dev Agy Civic Utica College
           Proj Ser A.................................       6.875   12/01/34        1,309,767
  5,000    Westchester Cnty, NY Indl Dev Agy Mtg
           Kendal on Hudson Proj Ser A................       6.375   01/01/24        5,306,250
  5,000    Westchester Cnty, NY Indl Dev Agy Mtg
           Kendal on Hudson Proj Ser A................       6.500   01/01/34        5,320,000
  2,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
           Sr Hsg Inc Ser A...........................       7.375   07/01/30        2,143,440
                                                                                --------------
                                                                                   347,555,383
                                                                                --------------

See Notes to Financial Statements                                             49

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NORTH CAROLINA  0.7%
$ 1,000    Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin
           Auth Intl Paper Co Proj Ser A (AMT)........       5.900%  09/01/25   $    1,044,610
  1,250    North Carolina Cap Fac Fin Agy Rev Duke
           Univ Proj Ser A............................       5.125   10/01/41        1,279,963
  1,000    North Carolina Med Care Commn First Mtg
           Arbor Acres Cmnty Proj.....................       6.250   03/01/27        1,040,320
  7,050    North Carolina Med Care Commn First Mtg
           Baptist Retirement Ser A...................       6.400   10/01/31        7,310,216
  3,000    North Carolina Med Care Commn First Mtg
           Forest at Duke Proj........................       6.375   09/01/32        3,153,840
  2,500    North Carolina Med Care Commn First Mtg
           Presbyterian Homes Proj....................       7.000   10/01/31        2,666,250
  2,500    North Carolina Med Care Commn First Mtg
           Salemtowne Proj............................       6.625   04/01/31        2,651,175
  1,250    North Carolina Med Care Commn First Mtg Utd
           Methodist Homes (Prerefunded @ 10/01/09)...       7.250   10/01/32        1,410,213
  1,200    North Carolina Med Care Commn First Mtg Utd
           Methodist Homes (Prerefunded @ 10/01/09)...       7.000   10/01/17        1,343,208
  9,500    North Carolina Med Care Commn Retirement
           Fac Rev First Mtg Givens Estates Proj Ser
           A..........................................       6.500   07/01/32       10,162,720
                                                                                --------------
                                                                                    32,062,515
                                                                                --------------
           NORTH DAKOTA  0.3%
  2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk
           Reg Lutheran Rfdg..........................       6.100   10/01/23        2,295,365
    495    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg (AMT)..................       7.250   09/01/21          496,648
    765    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg (AMT)..................       7.400   09/01/26          767,525
  2,120    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg (AMT)..................       7.600   09/01/31        2,136,748
  1,000    Grand Forks, ND Nursing Fac Vly Homes &
           Svcs Proj Ser A............................       6.250   11/01/29        1,023,860
  4,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
           Vly Square Proj............................       6.250   12/01/34        4,007,440
  1,865    Grand Forks, ND Sr Hsg Rev Spl Term 4000
           Vly Square Proj............................       6.375   12/01/34        1,873,654
                                                                                --------------
                                                                                    12,601,240
                                                                                --------------
           OHIO  1.6%
 10,255    Adams Cnty Hosp Fac Impt Rev Adams Cnty
           Hosp Proj..................................       6.500   09/01/36       10,268,332
  1,500    Akron Bath Copley, OH St Twp Hosp Dist Rev
           Summa Hosp Ser A...........................       5.375   11/15/24        1,523,415
  4,000    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness
           Mem Ser A Rfdg.............................       6.900   11/15/23        4,308,840

 50                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           OHIO (CONTINUED)
$ 7,650    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness
           Mem Ser A Rfdg.............................       7.125%  11/15/33   $    8,290,611
  5,000    Cleveland Cuyahoga Cnty, OH Spl Assmt Tax
           Increment Proj.............................       7.350   12/01/31        5,385,450
  2,500    Cuyahoga Cnty, OH Hlthcare Fac Franciscan
           Cnty OH Inc Proj Ser C.....................       6.250   05/15/32        2,507,600
  3,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj.......................................       7.500   01/01/30        3,338,790
  7,000    Cuyahoga Cnty, OH Rev Ser A Rfdg...........       6.000   01/01/32        7,672,910
  4,000    Dayton, OH Spl Fac Rev Air Freight Cargo
           Day LLC Proj (AMT).........................       6.300   04/01/22        3,685,400
  2,000    Dayton, OH Spl Fac Rev Air Freight Ser D
           (AMT)......................................       6.200   10/01/09        2,168,160
  1,245    Erie Cnty, OH Hosp Fac Rev Firelands Regl
           Med Ctr Ser A..............................       5.625   08/15/32        1,293,767
  2,060    Hamilton Cnty, OH Multi-Family Rev Hsg
           Garden Hill Washington Pk Apt (AMT)........       7.750   10/01/21        1,831,979
  2,500    Lorain Cnty, OH Hosp Rev Catholic
           Hlthcare...................................       5.375   10/01/30        2,606,425
  2,100    Lorain Cnty, OH Hosp Rev Mtg Elyria United
           Methodist Ser C Rfdg (Prerefunded @
           06/01/06)..................................       6.875   06/01/22        2,177,910
  1,000    Lucas Cnty, OH Hlthcare Impt Sunset
           Retirement Ser A Rfdg......................       6.550   08/15/24        1,071,230
    500    Lucas Cnty, OH Hlthcare Impt Sunset
           Retirement Ser A Rfdg......................       6.625   08/15/30          534,375
  1,000    Madison Cnty, OH Hosp Impt Rev Madison Cnty
           Hosp Proj Rfdg (Prerefunded @ 08/01/08)....       6.250   08/01/18        1,057,040
  3,265    Madison Cnty, OH Hosp Impt Rev Madison Cnty
           Hosp Proj Rfdg (Prerefunded @ 08/01/08)....       6.400   08/01/28        3,511,769
  2,000    Ohio St Air Quality Dev Auth Pollutn Ctl
           Cleveland Ser A Rfdg.......................       6.000   12/01/13        2,083,680
  3,000    Ohio St Environmental Fac Rev Ford Motor Co
           Proj (AMT).................................       5.750   04/01/35        2,468,220
  1,000    Pinnacle Cmnty Infrastructure Fac Ser A....       6.000   12/01/22        1,039,240
  2,000    Pinnacle Cmnty Infrastructure Fac Ser A....       6.250   12/01/36        2,057,500
    500    Port Gtr Cincinnati Dev Auth Coop Pub Pkg
           Infrastructure Proj........................       6.300   02/15/24          531,480
  2,030    Port Gtr Cincinnati Dev Auth Coop Pub Pkg
           Infrastructure Proj........................       6.400   02/15/34        2,180,078
                                                                                --------------
                                                                                    73,594,201
                                                                                --------------
           OKLAHOMA  1.6%
  1,170    Citizen Potawatomi Nation, OK Ser A........       6.500   09/01/16        1,212,120
  1,150    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A............................       7.625   08/01/20        1,183,005
  1,000    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A............................       7.750   08/01/30        1,024,070

See Notes to Financial Statements                                             51

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           OKLAHOMA (CONTINUED)
$   750    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg (f)........................       5.700%  04/01/25   $      750,000
  1,200    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg............................       7.000   04/01/25        1,242,252
  1,250    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg (f)........................       5.875   04/01/30        1,263,875
  1,990    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg............................       7.600   04/01/30        2,301,156
  2,000    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Rfdg..................................       6.000   04/01/22        2,027,120
  5,000    Oklahoma Dev Fin Auth Rev Comache Cnty Hosp
           Proj Ser B.................................       6.375   07/01/21        5,532,550
    500    Oklahoma Dev Fin Auth Rev Comache Cnty Hosp
           Proj Ser B.................................       6.600   07/01/31          550,640
  2,500    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg (Prerefunded @
           08/15/09)..................................       5.750   08/15/12        2,709,950
  2,000    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg (Prerefunded @
           08/15/09)..................................       5.750   08/15/13        2,167,960
  1,000    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg (Prerefunded @
           08/15/09)..................................       5.750   08/15/15        1,083,980
  3,740    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg (Prerefunded @
           08/15/09)..................................       5.625   08/15/19        4,038,003
  6,220    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg (Prerefunded @
           08/15/09)..................................       5.625   08/15/29        6,715,610
  1,000    Stillwater, OK Med Ctr Auth................       5.625   05/15/23        1,077,000
  2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
           Shadybrook Apt Ser A.......................       6.375   07/01/28        1,549,380
  2,250    Tulsa, OK Muni Arpt Tr Rev Amern Airl
           Proj.......................................       7.350   12/01/11        2,219,558
    750    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj
           Rfdg.......................................       6.250   06/01/20          659,843
 10,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg
           (AMT)......................................       6.000   06/01/35        9,594,200
  5,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg
           (AMT)......................................       5.650   12/01/35        4,750,850
 17,450    Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg
           (AMT)......................................       7.750   06/01/35       17,711,401
                                                                                --------------
                                                                                    71,364,523
                                                                                --------------
           OREGON  1.0%
  2,000    Clackamas Cnty, OR Hosp Fac Willamette View
           Inc Proj Ser A.............................       7.500   11/01/29        2,296,400
  1,180    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg...       6.000   08/01/14        1,168,117
  4,000    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg...       6.875   08/01/28        4,035,120
  1,730    Douglas Cnty, OR Hosp Fac Auth Rev Elderly
           Hsg Forest Glen Ser A (a)..................       7.500   09/01/27        1,762,974

 52                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           OREGON (CONTINUED)
$ 9,500    Multnomah Cnty, OR Hosp Fac Auth Rev
           Terwilliger Plaza Proj Rfdg (Acquired
           05/16/03, 11/17/03, Cost $9,513,538) (b)...       6.500%  12/01/29   $    9,760,490
  3,000    Oregon St Fac Auth Rev College Hsg
           Northwest Proj Ser A.......................       5.450   10/01/32        3,060,510
  3,753    Oregon St Hlth Hsg Ed & Cultural Fac Auth
           (AMT)......................................       7.250   06/01/28        3,806,911
  2,915    Oregon St Hlth Hsg Ed Auth OR Baptist
           Retirement Homes Ser A.....................       8.000   11/15/26        3,015,130
  1,065    Oregon St Hsg & Cmnty Svc Dep Single Family
           Mtg Ser A..................................       5.350   07/01/30        1,085,650
     55    Oregon St Hsg & Cmnty Svc Dep Single Family
           Mtg Ser B (AMT) (a)........................       5.450   07/01/32           55,003
  4,000    Oregon St Vets Welfare Ser 81..............       5.250   10/01/42        4,052,440
  9,925    Yamhill Cnty, OR Hosp Auth Rev Friendsview
           Retirement Cmnty...........................       7.000   12/01/34       10,814,876
                                                                                --------------
                                                                                    44,913,621
                                                                                --------------
           PENNSYLVANIA  6.0%
 11,310    Allegheny Cnty, PA Hosp Dev Auth Covenant
           at South Hills Ser A (d)...................       8.750   02/01/31        5,334,927
  1,000    Allegheny Cnty, PA Hosp Dev Auth Hlthcare
           Fac Villa Saint Joseph.....................       5.875   08/15/18        1,001,320
  4,500    Allegheny Cnty, PA Hosp Dev Auth Hlthcare
           Fac Villa Saint Joseph.....................       6.000   08/15/28        4,444,605
    330    Allegheny Cnty, PA Hosp Dev Auth Rev
           Covenant at South Hills Ser A (d)..........       8.625   02/01/21          156,021
  1,000    Allegheny Cnty, PA Hosp Dev Auth Rev Hosp
           South Hills Hlth Sys Ser B.................       6.625   05/01/20        1,054,160
  1,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B..........................................       9.250   11/15/15        1,196,370
  6,240    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B..........................................       9.250   11/15/22        7,455,302
 11,925    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B..........................................       9.250   11/15/30       14,195,997
  1,695    Allegheny Cnty, PA Indl Dev Auth Lease Rev
           (AMT)......................................       6.625   09/01/24        1,618,911
  6,645    Allegheny Cnty, PA Indl Dev Auth Lease Rev
           Air Freight Cargo Fac Pit LLC (AMT) (a)....       7.750   09/01/31        6,959,840
  2,365    Allentown, PA Area Hosp Auth Rev...........       6.500   11/15/08        2,366,656
  7,365    Allentown, PA Area Hosp Auth Rev Sacred
           Heart Hosp of Allentown Ser A Rfdg.........       6.750   11/15/14        7,370,597
  4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
           Rev Coll Toledo Edison Co Proj Ser A
           Rfdg.......................................       7.750   05/01/20        4,095,560
  4,275    Blair Cnty, PA Indl Dev Auth Vlg of PA St
           Proj Ser A.................................       7.000   01/01/34        4,510,895
  1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler......................       6.100   05/01/14        1,027,300
    900    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler......................       6.200   05/01/19          923,382

See Notes to Financial Statements                                             53

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 2,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler......................       6.300%  05/01/29   $    2,042,820
  1,000    Chartiers Vly, PA Indl & Com Dev Auth First
           Mtg Rev Asbury Hlth Ctr Rfdg...............       6.375   12/01/19        1,036,810
  2,500    Chartiers Vly, PA Indl & Com Dev Auth First
           Mtg Rev Asbury Hlth Ctr Rfdg...............       6.375   12/01/24        2,590,925
  2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr Proj
           Rfdg.......................................       7.400   12/01/15        2,022,920
 10,295    Chester Cnty, PA Hlth & Ed Fac Chester Cnty
           Hosp Ser A.................................       6.750   07/01/31       10,959,130
  2,250    Chester Cnty, PA Hlth & Ed Jenners Pond Inc
           Proj.......................................       7.250   07/01/24        2,536,133
  2,200    Chester Cnty, PA Hlth & Ed Jenners Pond Inc
           Proj.......................................       7.625   07/01/34        2,496,362
  2,500    Crawford Cnty, PA Hosp Auth Sr Living Fac
           Rev........................................       6.250   08/15/29        2,581,800
  1,000    Cumberland Cnty, PA Indl Dev Auth Rev First
           Mtg Woods Cedar Run Ser A Rfdg (d).........       6.500   11/01/18          370,050
  3,250    Cumberland Cnty, PA Indl Dev Auth Rev First
           Mtg Woods Cedar Run Ser A Rfdg (d).........       6.500   11/01/28        1,201,428
  4,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Forum Place Ser A..........................       6.000   01/15/25        2,414,680
  5,500    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Riverfront Office..........................       6.000   01/01/25        5,082,770
  1,500    Delaware Cnty, PA Auth Rev First Mtg Riddle
           Vlg Proj Rfdg (Prerefunded @ 06/01/06).....       7.000   06/01/21        1,527,030
 12,500    Delaware Cnty, PA Auth Rev First Mtg Riddle
           Vlg Proj Rfdg (Prerefunded @ 06/01/06).....       7.000   06/01/26       12,725,250
  2,100    Delaware Cnty, PA Auth Rev White Horse Vlg
           Proj Ser A Rfdg............................       7.500   07/01/18        2,162,349
  1,000    Delaware Cnty, PA Auth Rev White Horse Vlg
           Proj Ser A Rfdg............................       7.625   07/01/30        1,077,270
  4,295    Grove City, PA Area Hosp Auth Hlth Fac Rev
           Grove Manor Proj...........................       6.625   08/15/29        4,494,159
  4,530    Hazleton, PA Hlth Svc Auth Hazleton Saint
           Joseph's Med Ctr...........................       6.200   07/01/26        4,498,471
  2,200    Indiana Cnty, PA Indl Dev Auth PSEG Pwr LLC
           Proj Rfdg (AMT)............................       5.850   06/01/27        2,303,598
  1,650    Lancaster, PA Indl Dev Auth Rev Garden Spot
           Vlg Proj Ser A.............................       7.625   05/01/31        1,797,362
  2,500    Lehigh Cnty, PA Gen Purp Auth Good Shepherd
           Grp Ser A..................................       5.625   11/01/34        2,615,425
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Church Home Inc...........       7.750   11/01/33        3,280,290
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Church Home Inc Proj Ser
           A..........................................       6.000   12/15/23        3,009,480

 54                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 1,000    Lehigh Cnty, PA Gen Purp Auth Rev Hosp
           Saint Luke's Bethlehem.....................       5.375%  08/15/33   $    1,026,240
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
           Oblig Grp Rfdg.............................       6.000   11/01/18        2,923,650
  6,085    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
           Oblig Grp Rfdg.............................       6.000   11/01/23        5,833,568
  1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj..........................       6.100   06/01/18        1,708,752
  4,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj..........................       6.300   06/01/28        3,732,040
  2,045    Luzerne Cnty, PA Indl Dev Auth First Mtg
           Gross Rev Rfdg (a).........................       7.875   12/01/13        2,046,595
  2,500    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono
           Med Ctr....................................       6.000   01/01/43        2,645,400
  7,000    Montgomery Cnty, PA Higher Ed & Hlth Auth
           Hosp Rev Abington Mem Hosp Ser A...........       5.125   06/01/32        7,108,850
  2,200    Montgomery Cnty, PA Indl Dev Auth
           Retirement Cmnty Rev GDL Farms Corp Proj
           Rfdg.......................................       6.500   01/01/20        2,200,352
  2,000    Montgomery Cnty, PA Indl Dev Auth Rev First
           Mtg The Meadowood Corp Proj Ser A Rfdg.....       6.000   12/01/10        2,001,700
  1,000    Montgomery Cnty, PA Indl Dev Auth Rev First
           Mtg The Meadowood Corp Proj Ser A Rfdg.....       6.250   12/01/17        1,037,140
    500    Montgomery Cnty, PA Indl Dev Auth Rev First
           Mtg The Meadowood Corp Rfdg................       7.000   12/01/10          510,045
  1,500    Montgomery Cnty, PA Indl Dev Auth Rev First
           Mtg The Meadowood Corp Rfdg................       7.250   12/01/15        1,530,150
  4,000    Montgomery Cnty, PA Indl Dev Auth Rev First
           Mtg The Meadowood Corp Rfdg................       7.400   12/01/20        4,080,400
  3,300    Montgomery Cnty, PA Indl Dev Auth Rev
           Hlthcare Adv Geriatric Ser A...............       8.375   07/01/23        3,312,342
  1,500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
           Whitemarsh Cont Care Proj..................       6.250   02/01/35        1,563,570
  1,500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
           Whitemarsh Cont Care Proj..................       6.125   02/01/28        1,560,105
  2,660    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy (a).....................       7.750   09/01/14        2,668,352
  1,600    Mount Lebanon, PA Hosp Auth Saint Clair Mem
           Hosp Ser A.................................       5.625   07/01/32        1,666,832
  2,315    Northeastern PA Hosp & Ed Auth Hlthcare
           Rev........................................       7.125   10/01/29        2,384,427
  2,650    Pennsylvania Econ Dev Fin Auth Exempt Fac
           Rev Amtrak Proj Ser A (AMT)................       6.500   11/01/16        2,812,127
  2,900    Pennsylvania Econ Dev Fin Auth Exempt Fac
           Rev Amtrak Proj Ser A (AMT)................       6.125   11/01/21        3,089,457

See Notes to Financial Statements                                             55

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 2,755    Pennsylvania Econ Dev Fin Auth Exempt Fac
           Rev Amtrak Proj Ser A (AMT)................       6.250%  11/01/31   $    2,958,016
  3,000    Pennsylvania Econ Dev Fin Auth Exempt Fac
           Rev Amtrak Proj Ser A (AMT)................       6.375   11/01/41        3,230,580
  2,230    Pennsylvania Econ Dev Fin Northwestern
           Human Svc Ser A............................       5.250   06/01/28        1,935,930
  7,000    Pennsylvania Econ Dev Fin Reliant Energy
           Ser B (AMT)................................       6.750   12/01/36        7,444,360
  5,000    Pennsylvania St Higher Ed Fac Auth Rev La
           Salle Univ.................................       5.500   05/01/34        5,160,650
    985    Pennsylvania St Higher Ed Student Assn Inc
           Proj Ser A.................................       6.750   09/01/32        1,029,739
  1,565    Pennsylvania St Higher Ed UPMC Hlth Sys Ser
           A..........................................       6.000   01/15/31        1,696,069
  2,600    Philadelphia, PA Auth for Indl Dev Baptist
           Home of Philadelphia Ser A.................       5.500   11/15/18        2,592,772
  5,485    Philadelphia, PA Auth for Indl Dev Baptist
           Home of Philadelphia Ser A.................       5.600   11/15/28        5,352,702
  3,050    Philadelphia, PA Auth for Indl Pauls Run
           Ser A......................................       5.875   05/15/28        3,098,190
  1,090    Philadelphia, PA Auth Indl Dev Cathedral
           Vlg Proj Ser A.............................       6.750   04/01/23        1,183,369
  1,500    Philadelphia, PA Auth Indl Dev Cathedral
           Vlg Proj Ser A.............................       6.875   04/01/34        1,615,185
  8,500    Philadelphia, PA Auth Indl Dev Rev Coml Dev
           Rfdg.......................................       7.750   12/01/17        8,601,490
  2,180    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev Rfdg..............................       6.500   07/01/27        2,198,726
  1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Rev Centralized Comp Human Svcs Ser A......       6.125   01/01/13        1,007,070
  4,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Rev Centralized Comp Human Svcs Ser A......       7.250   01/01/21        4,276,080
  2,495    Philadelphia, PA Hosp & Higher Ed Temple
           Univ Hosp..................................       5.500   11/15/15        2,518,553
  2,000    Philadelphia, PA Hosp & Higher Ed Temple
           Univ Hosp Ser A............................       6.625   11/15/23        2,013,800
  2,000    Scranton-Lackawanna, PA Hlth & Welfare Auth
           Rev Marian Cmnty Hosp Proj Rfdg
           (Prerefunded @ 01/15/07)...................       7.125   01/15/13        2,114,420
  1,465    Scranton-Lackawanna, PA Hlth & Welfare Auth
           Rev Marian Cmnty Hosp Proj Rfdg
           (Prerefunded @ 01/15/07)...................       7.250   01/15/17        1,550,805
  3,100    Scranton-Lackawanna, PA Hlth & Welfare Auth
           Rev Marian Cmnty Hosp Proj Rfdg
           (Prerefunded @ 01/15/07)...................       7.350   01/15/22        3,284,977

 56                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 2,500    Westmoreland Cnty, PA Indl Dev Hlthcare Fac
           Redstone Ser B (Prerefunded @ 11/15/10)....       8.000%  11/15/23   $    2,988,625
  2,960    Wilkinsburg, PA Muni Auth Hlth Fac Rev
           Monroeville Christian Ser A................       8.250   03/01/27        3,111,108
                                                                                --------------
                                                                                   266,943,665
                                                                                --------------
           RHODE ISLAND  0.4%
  2,000    Rhode Island St Econ Dev Corp Rev Oblig
           Providence Place...........................       7.250   07/01/20        2,045,380
  7,310    Rhode Island St Hlth & Ed Bldg Hosp Fin
           Lifespan Oblig Grp.........................       6.500   08/15/32        7,999,552
    680    Rhode Island St Hlth & Ed Hosp Fin Ser A...       5.875   09/15/23          691,988
  5,490    Rhode Island St Hlth & Ed Hosp Fin Ser A...       6.000   09/15/33        5,578,773
  1,500    Tiverton, RI Spl Oblig Tax Mount Hope Bay
           Vlg Ser A..................................       6.875   05/01/22        1,625,175
                                                                                --------------
                                                                                    17,940,868
                                                                                --------------
           SOUTH CAROLINA  1.8%
  2,000    Lexington Cnty, SC Hlth Svcs...............       5.500   05/01/32        2,082,580
  2,000    Lexington Cnty, SC Hlth Svcs...............       5.500   05/01/37        2,085,680
  1,450    Loris, SC Cmnty Hosp Dist Hosp Rev Ser B...       5.625   01/01/29        1,455,641
  1,915    Medical Univ SC Hosp Auth Ser A Rfdg
           (Prerefunded @ 08/15/12)...................       6.250   08/15/22        2,200,163
  1,700    Medical Univ SC Hosp Auth Ser A Rfdg
           (Prerefunded @ 08/15/12)...................       6.375   08/15/27        1,965,659
  7,000    Richland Cnty, SC Environmental Impt Rev
           Intl Paper (AMT)...........................       6.100   04/01/23        7,498,400
  5,050    South Carolina Jobs Econ Dev Auth Econ Dev
           Rev Bon Secours Hlth Sys Inc Ser A.........       5.625   11/15/30        5,298,460
    468    South Carolina Jobs Econ Dev Auth Econ Dev
           Rev Westminster Presbyterian Ctr...........       6.750   11/15/10          505,927
    500    South Carolina Jobs Econ Dev Auth Econ Dev
           Rev Westminster Presbyterian Ctr...........       7.500   11/15/20          587,570
  1,200    South Carolina Jobs Econ Dev Auth Hlth Fac
           Rev First Mtg Lutheran Homes Rfdg..........       5.650   05/01/18        1,175,844
  2,500    South Carolina Jobs Econ Dev Auth Hlth Fac
           Rev First Mtg Westley Commons Proj.........       8.000   10/01/31        2,748,875
  5,000    South Carolina Jobs Econ Dev Auth Hosp Fac
           Rev Impt Palmetto Hlth Alliance Ser A
           Rfdg.......................................       6.125   08/01/23        5,523,400
  9,900    South Carolina Jobs Econ Dev Auth Hosp Fac
           Rev Impt Palmetto Hlth Alliance Ser A
           Rfdg.......................................       6.250   08/01/31       10,901,187
  4,500    South Carolina Jobs Econ Dev Auth Hosp Fac
           Rev Impt Palmetto Hlth Alliance Ser C
           Rfdg.......................................       6.375   08/01/34        5,006,025
  5,500    South Carolina Jobs Econ Dev First Mtg
           Lutheran Homes.............................       6.625   05/01/20        5,670,775
  2,540    South Carolina Jobs Econ Dev First Mtg
           Lutheran Homes Rfdg........................       5.700   05/01/26        2,439,289

See Notes to Financial Statements                                             57

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           SOUTH CAROLINA (CONTINUED)
$ 3,000    South Carolina Jobs Econ Dev First Mtg
           Westley Commons Proj.......................       7.750%  10/01/24   $    3,280,800
  4,000    South Carolina Jobs Econ Dev First Mtg
           Wesley Commons Proj Rfdg (a)...............       7.750   10/01/33        4,356,760
  1,650    South Carolina Jobs Econ Episcopal Home
           Still Proj Ser A...........................       6.250   05/15/25        1,697,834
  3,350    South Carolina Jobs Econ Episcopal Home
           Still Proj Ser A...........................       6.375   05/15/32        3,460,282
  5,015    Tobacco Settlement Rev Mgmt Auth SC Tob
           Settlement Rev Ser B.......................       6.375   05/15/28        5,282,651
  2,885    Tobacco Settlement Rev Mgmt Auth SC Tob
           Settlement Rev Ser B.......................       6.375   05/15/30        3,182,790
                                                                                --------------
                                                                                    78,406,592
                                                                                --------------
           SOUTH DAKOTA  0.5%
  3,750    Minnehaha Cnty, SD Hlth Fac Bethany
           Lutheran Home Proj Ser A...................       7.000   12/01/35        3,898,950
  3,600    Mobridge, SD Hlthcare Fac Rev Mobridge Regl
           Hosp Proj..................................       6.500   12/01/22        3,686,148
  1,750    Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg
           Proj Ser A.................................       6.625   11/15/23        1,812,913
  3,250    Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg
           Proj Ser A.................................       6.750   11/15/33        3,342,300
  6,245    Sioux Falls, SD Multi-Family Hsg Inn
           Westport Proj Ser A (Acquired 01/26/04,
           Cost $6,391,497) (b).......................       7.500   12/01/34        6,445,090
  1,000    South Dakota St Hlth & Ed Fac Auth Rev
           Huron Regl Med Ctr.........................       7.250   04/01/20        1,009,770
  2,000    South Dakota St Hlth & Ed Fac Auth Rev
           Sioux Vly Hosp & Hlth Sys Ser A............       5.250   11/01/34        2,060,360
  1,600    Winner, SD Econ Dev Rev Winner Regl
           Hlthcare Ctr Rfdg (a)......................       6.000   04/01/28        1,600,064
                                                                                --------------
                                                                                    23,855,595
                                                                                --------------
           TENNESSEE  1.5%
  1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
           First Mtg Ser B Impt & Rfdg................       8.000   07/01/33        1,183,530
  1,200    Johnson City, TN Hlth & Ed Appalachian
           Christian Vlg Proj Ser A...................       6.000   02/15/19        1,210,152
  1,000    Johnson City, TN Hlth & Ed Appalachian
           Christian Vlg Proj Ser A...................       6.000   02/15/24        1,002,200
  5,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn States Hlth Ser A Rfdg.......       7.500   07/01/25        5,889,050
  7,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn States Hlth Ser A Rfdg.......       7.500   07/01/33        8,172,710
  1,200    Johnson City, TN Hlth & Ed Fac Brd
           Retirement Fac Rev Appalachian Christian
           Vlg Proj Ser A.............................       6.250   02/15/32        1,222,980

 58                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TENNESSEE (CONTINUED)
$ 7,000    Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
           Fac Rev Baptist Hlth Sys East TN...........       6.500%  04/15/31   $    7,390,950
  2,700    Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN
           Hosp Ser B Rfdg............................       5.750   07/01/33        2,830,761
  4,850    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg..............       5.650   07/01/24        4,884,726
  1,650    Shelby Cnty, TN Hlth & Ed Germantown Vlg
           Ser A......................................       7.000   12/01/23        1,682,324
  6,500    Shelby Cnty, TN Hlth & Ed Germantown Vlg
           Ser A......................................       7.250   12/01/34        6,637,280
  5,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
           Rev Drivers Ser 254 (Inverse Fltg)
           (Acquired 04/24/02, Cost $4,922,800) (a)
           (b)........................................       9.512   09/01/21        6,644,550
    375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A.............       6.250   11/15/16          385,875
  7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A.............       6.375   11/15/25        7,168,840
  4,500    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hosp Wellmont Hlth Sys Proj................       6.250   09/01/32        4,865,625
  1,750    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj (a).................       7.500   01/01/18        1,786,943
  4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj (a).................       7.750   01/01/29        4,155,958
    720    Tennessee Hsg Dev Agy Ser 2001 3B..........       5.350   07/01/32          738,389
                                                                                --------------
                                                                                    67,852,843
                                                                                --------------
           TEXAS  8.5%
  1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin
           LP Proj (AMT)..............................       7.250   01/01/25        1,834,295
    315    Abia Dev Corp TX Arpt Fac Rev Austin Belly
           Port Dev LLC Proj Ser A (AMT)..............       6.250   10/01/08          314,764
  3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly
           Port Dev LLC Proj Ser A (AMT)..............       6.500   10/01/23        3,617,243
  2,000    Abilene, TX Hlth Fac Dev Corp Retirement
           Fac Rev Sears Methodist Retirement Ser A...       6.750   11/15/28        2,054,720
  5,000    Abilene, TX Hlth Fac Dev Corp Retirement
           Fac Rev Sears Methodist Retirement Ser A...       7.000   11/15/33        5,403,050
    800    Alliance Arpt Auth Inc TX Spl Amern Airl
           Inc Proj (AMT).............................       7.500   12/01/29          621,280
  1,700    Atlanta, TX Hosp Auth Fac Rev..............       6.750   08/01/29        1,737,417
  1,000    Austin, TX Conv Enterprises Inc First Tier
           Ser A......................................       6.700   01/01/28        1,069,170
  2,000    Austin-Bergstorm Landhost Enteprises Inc TX
           Arpt Hotel Sr Ser A (c)....................       6.750   04/01/27        1,038,600
    750    Bexar Cnty, TX Hlth Fac Dev Corp Army
           Retirement Residence Proj..................       6.125   07/01/22          801,143

See Notes to Financial Statements                                             59

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 1,000    Bexar Cnty, TX Hlth Fac Dev Corp Army
           Retirement Residence Proj..................       6.300%  07/01/32   $    1,064,250
  3,370    Bexar Cnty, TX Hsg Fin Corp Multi-Family
           Hsg Rev Woodland Ridge Apt Proj Ser A
           (AMT)......................................       7.000   01/01/39        3,303,847
  1,585    Brazos Riv Auth TX Pollutn Ctl Rev TXU Elec
           Co Proj Ser C Rfdg (AMT)...................       5.750   05/01/36        1,686,551
  9,500    Brazos Riv Auth TX Pollutn Ctl Rev TXU
           Energy Co Proj Ser B Rfdg (AMT)............       6.300   07/01/32       10,151,415
  5,000    Brazos Riv Auth TX Pollutn Ctl Rev TXU
           Energy Co Proj Ser A Rfdg (AMT)............       6.750   04/01/38        5,631,050
 10,000    Brazos Riv Auth TX Pollutn TX Util Co Ser A
           (AMT)......................................       7.700   04/01/33       11,721,200
  1,000    Brazos Riv Auth TX Rev Reliant Energy Inc
           Proj Ser A Rfdg............................       5.375   04/01/19        1,019,790
  2,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
           McKenna Mem Proj Ser A.....................       6.125   02/01/22        2,142,080
  3,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
           McKenna Mem Proj Ser A.....................       6.250   02/01/32        3,185,340
  6,000    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg...       7.250   04/01/32        6,292,380
  3,000    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev Amern Airl Inc (AMT)..............       8.250   11/01/36        2,516,160
 35,925    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev Amern Airl Inc (GTY AGMT: American
           Airlines) (AMT)............................       6.375   05/01/35       24,241,472
 15,000    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev A-SubSer 1 Rfdg (AMT).............       8.500   05/01/29       14,560,350
 12,900    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev A-SubSer 2 Rfdg (AMT).............       9.000   05/01/29       12,171,150
 14,500    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev A-SubSer 2 Rfdg (AMT).............       9.125   05/01/29       13,437,730
  1,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser
           A (AMT) (FGIC Insd)........................       6.000   11/01/28        1,071,290
  3,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser
           A (AMT) (FGIC Insd)........................       6.000   11/01/32        3,213,870
  7,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser
           A (AMT) (FSA Insd).........................       5.000   11/01/35        7,019,670
  8,000    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
           Sys Ser A..................................       7.000   09/01/25        8,622,240
  5,000    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
           Sys Ser A..................................       7.125   09/01/34        5,386,500
  5,390    Grand Prairie, TX Hsg Fin Corp.............       7.750   01/01/34        5,607,271
  1,995    Grapevine, TX Indl Dev Corp Rev Sr Air
           Cargo (AMT)................................       6.500   01/01/24        2,089,802
  3,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Good Shepherd Med Ctr Proj Ser A...........       6.375   10/01/21        3,247,830

 60                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 5,320    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Good Shepherd Med Ctr Proj Ser A...........       6.500%  10/01/26   $    5,730,598
  2,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Good Shepherd Med Ctr Proj Ser A...........       6.500   10/01/29        2,148,400
    540    Gulf Coast Waste Disp Auth Ser A Rfdg
           (AMT)......................................       6.100   08/01/24          573,448
  1,050    Gulf Coast Waste Disp Auth Valero Energy
           Corp Proj (AMT)............................       5.700   04/01/32        1,068,974
  5,510    Harris Cnty, TX Hlth Fac Dev Corp Rev
           Drivers Ser 223 (Inverse Fltg) (Acquired
           07/31/01, Cost $5,544,649) (b).............       7.744   02/15/17        6,524,446
  2,000    Harris Cnty, TX Hlth Fac Dev Memorial
           Hermann Hlthcare Ser A (Prerefunded @
           06/01/11)..................................       6.375   06/01/29        2,269,280
  1,000    Harris Cnty, TX Indl Dev Corp Continental
           Airl Proj Rfdg (AMT) (Acquired 01/26/01,
           Cost $826,889) (b).........................       5.375   07/01/19          779,960
 10,095    Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc
           Proj.......................................       6.875   08/15/26       10,697,672
  4,075    Houston, TX Arpt Sys Rev Spl Fac Contl Airl
           Ser B (AMT)................................       6.125   07/15/17        3,470,229
  6,375    Houston, TX Arpt Sys Rev Spl Fac Contl Airl
           Ser C (AMT)................................       6.125   07/15/27        5,077,241
  1,275    Houston, TX Arpt Sys Rev Spl Fac Contl Airl
           Ser C (AMT)................................       5.700   07/15/29          953,050
  7,000    Houston, TX Arpt Sys Rev Spl Fac Contl Airl
           Ser E (AMT)................................       6.750   07/01/21        6,325,480
  4,000    Houston, TX Arpt Sys Rev Spl Fac Contl Airl
           Ser E (AMT)................................       7.375   07/01/22        3,832,160
    885    Houston, TX Arpt Sys Rev Spl Fac Contl Airl
           Ser E (AMT)................................       6.750   07/01/29          782,791
  9,000    Houston, TX Arpt Sys Rev Spl Fac Contl Airl
           Ser E (AMT)................................       7.000   07/01/29        8,200,980
  1,000    Houston, TX Arpt Sys Rev Sub Lien Ser C
           (FGIC Insd)................................       5.000   07/01/28        1,009,490
    500    Houston, TX Hlth Fac Dev Corp Buckingham Sr
           Living Cmnty Ser A.........................       7.000   02/15/23          549,375
  4,000    Houston, TX Hlth Fac Dev Corp Buckingham Sr
           Living Cmnty Ser A.........................       7.125   02/15/34        4,373,360
  4,000    Houston, TX Indl Dev Corp Rev Sr Air Cargo
           (AMT)......................................       6.375   01/01/23        4,200,480
  1,500    Houston, TX Util Sys Rev Comb First Lien
           Rfdg (FSA Insd)............................       4.750   11/15/30        1,500,555
 10,000    Houston, TX Util Sys Rev Drivers Ser 506
           (Inverse Fltg) (Acquired 08/24/04, Cost
           $10,901,842) (MBIA Insd) (a) (b)...........       7.135   05/15/12       11,182,300

See Notes to Financial Statements                                             61

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 3,750    Kerrville, TX Hlth Fac Dev Corp Hosp Rev
           Sid Peterson Mem Hosp Proj.................       5.375%  08/15/35   $    3,752,888
  3,370    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
           Carillon Proj Ser A (c)....................       6.500   07/01/19        3,142,559
  1,500    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
           Carillon Proj Ser A (c)....................       6.500   07/01/29        1,336,605
  2,840    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev
           Mem Hlth Sys of East TX Rfdg (Prerefunded @
           02/15/06)..................................       6.875   02/15/26        2,916,964
  8,500    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev
           Mem Hlth Sys of East TX Rfdg (Prerefunded @
           02/15/08)..................................       5.700   02/15/28        9,036,945
  8,770    Meadow Parc Dev Inc TX Multi-Family Rev Hsg
           Meadow Parc Apt Proj.......................       6.500   12/01/30        8,858,928
  4,000    Mesquite, TX Hlth Fac Dev Corp Retirement
           Fac Christian Care Ctr Ser A...............       6.400   02/15/20        4,050,840
  1,000    Mesquite, TX Hlth Fac Dev Corp Retirement
           Fac Christian Care Ctr Ser A...............       7.625   02/15/28        1,156,550
  1,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj........................       6.625   01/01/11        1,027,420
  2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj........................       7.250   01/01/31        2,576,425
  2,755    Midlothian, TX Dev Auth Tax................       6.700   11/15/23        2,833,159
  2,000    Midlothian, TX Dev Auth Tax................       7.875   11/15/26        2,196,840
  2,000    Midlothian, TX Dev Auth Tax (Acquired
           12/02/04, Cost $2,000,000) (b).............       6.200   11/15/29        2,005,520
  5,000    North Central, TX Hlth Fac Dev Corp Hosp
           Rev Utd Regl Hlthcare Sys Inc Proj.........       5.500   09/01/28        5,170,000
  1,530    North Central, TX Hlth Fac Dev Corp Rev
           Hlth Fac C C Young Mem Proj................       6.300   02/15/15        1,551,038
  2,250    North Central, TX Hlth Fac Dev Corp Rev
           Hlth Fac C C Young Mem Proj................       6.375   02/15/20        2,286,675
  3,785    Orange, TX Hsg Dev Corp Multi-Family Rev
           Hsg Vlg at Pine Hallow.....................       8.000   03/01/28        3,846,923
  3,000    Richardson, TX Hosp Auth Rev Richardson
           Regl Impt & Rfdg...........................       6.000   12/01/34        3,208,740
  2,830    Rusk Cnty, TX Hlth Fac Corp Hosp Rev
           Henderson Mem Hosp Proj Rfdg...............       7.750   04/01/13        2,832,490
  2,000    Sabine River Auth TX Pollutn Ctl Rev TX
           Elec Proj Ser A Rfdg (AMT).................       6.450   06/01/21        2,140,820
    500    San Antonio, TX Hlth Fac Dev Corp Rev
           Encore Nursing Ctr Partn...................       8.250   12/01/19          500,270
  2,000    San Antonio, TX Hsg Fin Corp Multi-Family
           Hsg Rev Beverly Oaks Apt Proj Ser A........       7.750   02/01/27        1,747,160
  1,830    San Antonio, TX Hsg Fin Corp Multi-Family
           Hsg Rev Marbach Manor Apt Proj Ser A
           (AMT)......................................       8.125   06/01/27        1,725,891

 62                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$   960    Texas St Dept Hsg & Cmnty Affairs Single
           Family Rev Mtg Ser A (AMT) (MBIA Insd).....       5.500%  03/01/26   $      991,402
    975    Texas St Dept Hsg & Cmnty Affairs Single
           Family Rev Mtg Ser A (AMT) (MBIA Insd).....       5.550   03/01/34        1,003,987
  2,000    Texas St Pub Fin Auth Sch Excellence Ed
           Proj Ser A (Acquired 12/02/04, Cost
           $1,986,049) (b)............................       7.000   12/01/34        2,062,540
  1,000    Texas St Student Hsg Corp MSU Proj
           Midwestern St Univ.........................       6.500   09/01/22        1,062,200
  4,375    Texas St Student Hsg Corp MSU Proj
           Midwestern St Univ.........................       6.500   09/01/34        4,615,844
    560    Texas St Wtr Fin Assistance Ser A (AMT)....       5.125   08/01/42          565,936
  6,200    Tomball, TX Hosp Auth Rev Hosp Tomball Regl
           Hosp.......................................       6.000   07/01/29        6,408,506
  3,140    Tomball, TX Hosp Auth Rev Rfdg.............       6.125   07/01/23        3,143,642
  1,000    Tyler, TX Hlth Fac Dev Corp Mother Frances
           Hosp.......................................       5.750   07/01/33        1,040,100
 15,550    University, TX Univ Rev Drivers Ser 517
           (Inverse Fltg) (Acquired 09/22/04, Cost
           $17,999,044) (b)...........................       6.816   07/01/23       16,622,017
 12,500    University, TX Univ Rev Drivers Ser 584
           (Inverse Fltg) (Acquired 11/09/04, Cost
           $13,131,415) (b)...........................       6.635   08/15/12       13,200,125
  8,105    Wichita Cnty, TX Hlth Fac Rolling Meadows
           Fac Ser A Rfdg.............................       6.250   01/01/28        8,213,364
  4,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
           Proj.......................................       7.500   12/01/29        4,361,580
                                                                                --------------
                                                                                   382,318,082
                                                                                --------------
           UTAH  0.5%
  3,000    Eagle Mountain, UT Spl Assmt Spl Impt Dist
           No 2000-1..................................       8.250   02/01/21        3,030,390
    500    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj (d)...................................       7.600   09/01/06          167,500
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj (d)...................................       7.800   09/01/15          335,000
  9,870    Mountain Regl Wtr Spl Svc Dist Utah Spl
           Impt Dist No 2002-1........................       7.000   12/01/18       10,168,864
  4,285    South Jordan, UT Spl Assmt Spl Impt Dist No
           99-1.......................................       6.875   11/01/17        4,301,497
  2,435    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj
           Ser A......................................       6.875   07/01/27        2,460,616
                                                                                --------------
                                                                                    20,463,867
                                                                                --------------
           VERMONT  0.5%
  1,155    Vermont Econ Dev Auth Rev Mtg Wake Robin
           Corp Proj Ser B............................       6.750   03/01/24        1,211,757
  3,720    Vermont Econ Dev Auth Rev Mtg Wake Robin
           Corp Proj Ser B............................       6.750   03/01/29        3,896,105

See Notes to Financial Statements                                             63

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           VERMONT (CONTINUED)
$ 1,290    Vermont Ed & Hlth Bldg Fin Agy Rev
           Developmental & Mental Hlth Ser A..........       6.375%  06/15/22   $    1,362,137
  2,170    Vermont Ed & Hlth Bldg Fin Agy Rev
           Developmental & Mental Hlth Ser A..........       6.500   06/15/32        2,267,173
  2,275    Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare
           Fac Copley Manor Proj......................       6.250   04/01/33        2,164,822
    475    Vermont Ed & Hlth Bldg Fin Agy Rev VT
           Council Dev Mental Hlth Ser A..............       6.000   12/15/09          503,158
  1,930    Vermont Ed & Hlth Bldg Fin Agy Rev VT
           Council Dev Mental Hlth Ser A..............       6.125   12/15/14        2,044,005
  1,325    Vermont Ed & Hlth Bldg Fin Agy Rev VT
           Council Dev Mental Hlth Ser A..............       6.250   12/15/19        1,401,426
  1,670    Vermont Ed & Hlth Bldg Fin Bennington
           College Proj (a)...........................       6.500   10/01/14        1,733,026
  4,130    Vermont Ed & Hlth Bldg Fin Bennington
           College Proj...............................       6.625   10/01/29        4,267,446
                                                                                --------------
                                                                                    20,851,055
                                                                                --------------
           VIRGINIA  2.6%
  2,500    Albemarle Cnty, VA Indl Dev Auto
           Residential Care Fac Ser A.................       6.200   01/01/31        2,589,725
  2,955    Alexandria, VA Indl Dev Auth Rev Saint
           Coletta Sch Proj (a).......................       7.750   10/15/26        3,063,508
    210    Alexandria, VA Indl Dev Auth Rev Saint
           Coletta Sch Proj (a).......................       7.750   10/15/26          217,711
  2,000    Bedford Cnty, VA Indl Dev Auth Nekoosa
           Packaging Proj Rfdg (AMT)..................       6.300   12/01/25        2,020,860
  1,900    Bedford Cnty, VA Indl Dev Auth Nekoosa
           Packaging Proj Ser A Rfdg (AMT)............       6.550   12/01/25        1,943,396
  2,037    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser
           A..........................................       6.750   03/01/22        2,152,681
  3,845    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser
           B (a)......................................       7.000   03/01/32        4,087,543
 10,000    Broad Str Cmnty Dev Auth VA................       7.500   06/01/33       11,091,300
  1,463    Celebrate, VA North Cmnty Dev Auth Spl
           Assmt Rev Celebrate VA North Proj Ser B....       6.600   03/01/25        1,561,080
  8,000    Celebrate, VA North Cmnty Dev Auth Spl
           Assmt Rev Celebrate VA North Proj Ser B....       6.750   03/01/34        8,500,800
  4,000    Chesterfield Cnty, VA Indl Dev Elec & Pwr
           Ser A......................................       5.875   06/01/17        4,282,600
  2,490    Dulles Town Ctr Cmnty Dev Auth Dulles Town
           Ctr Proj...................................       6.250   03/01/26        2,625,157
  2,550    Fairfax Cnty, VA Redev & Hsg Auth Multi-
           Family Hsg Rev.............................       7.600   10/01/36        2,699,864
    740    Greensville Cnty, VA Indl Dev Auth Rev Indl
           Dev Wheeling Steel Proj Ser A (AMT)........       7.000   04/01/14          673,060

 64                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           VIRGINIA (CONTINUED)
$ 2,665    Hampton, VA Redev & Hsg Auth Rev First Mtg
           Olde Hampton Ser A Rfdg....................       6.500%  07/01/16   $    2,564,210
  3,000    Henrico Cnty, VA Econ Dev Auth Residential
           Care Fac Rev Utd Methodist Ser A...........       6.700   06/01/27        3,189,210
  4,000    Henrico Cnty, VA Econ Dev Auth Residential
           Care Fac Rev Utd Methodist Ser A Rfdg......       6.500   06/01/22        4,270,200
  5,200    Isle Wight Cnty, VA Indl Dev Auth
           Environment Impt Rev Ser A (AMT)...........       5.700   11/01/27        5,316,324
  1,200    James City Cnty, VA Indl Dev Auth
           Residential Care Fac Rev First Mtg
           Williamsburg Ser A Rfdg....................       6.000   03/01/23        1,274,760
  3,000    James City Cnty, VA Indl Dev Auth
           Residential Care Fac Rev First Mtg
           Williamsburg Ser A Rfdg....................       6.125   03/01/32        3,136,110
  1,000    Loudoun Cnty, VA Indl Dev Auth Loudoun Hosp
           Ctr Ser A (Prerefunded @ 06/01/12).........       6.100   06/01/32        1,130,120
    500    Norfolk, VA Redev & Hsg Auth First Mtg
           Retirement Cmnty A.........................       6.000   01/01/25          514,470
  1,950    Norfolk, VA Redev & Hsg Auth First Mtg
           Retirement Cmnty A.........................       6.125   01/01/35        2,001,714
  7,000    Peninsula Port Auth VA Residential Care Fac
           Rev VA Baptist Homes Ser A.................       7.375   12/01/23        7,807,450
 10,500    Peninsula Port Auth VA Residential Care Fac
           Rev VA Baptist Homes Ser A.................       7.375   12/01/32       11,646,810
  5,525    Richmond, VA Redev & Hsg Auth Multi-Family
           Rev Ser A Rfdg.............................       8.750   12/15/21        5,275,104
  7,000    Roanoke Cnty, VA Indl Dev Auth Glebe Inc
           Ser A......................................       6.300   07/01/35        7,167,160
  7,000    Tobacco Settlement Fin Corp VA.............       5.625   06/01/37        7,020,440
  4,000    Virginia Gateway Cmnty Dev Prince William
           Cnty.......................................       6.375   03/01/30        4,376,440
    470    Virginia Small Business Fin Indl Dev SIL
           Clean Wtr Proj (AMT).......................       7.250   11/01/09          479,085
  1,700    Virginia Small Business Fin Indl Dev SIL
           Clean Wtr Proj (AMT).......................       7.250   11/01/24        1,716,660
                                                                                --------------
                                                                                   116,395,552
                                                                                --------------
           WASHINGTON  0.9%
  2,000    Kennewick, WA Pub Hosp Dist Impt & Rfdg....       6.300   01/01/25        2,050,540
    600    King Cnty, WA Pub Hosp Dist No 004
           Snoqualmie Vly Hosp........................       7.000   12/01/11          638,466
    400    King Cnty, WA Pub Hosp Dist No 004
           Snoqualmie Vly Hosp........................       7.250   12/01/15          426,300
  2,000    Skagit Cnty, WA Pub Hosp Dist Rfdg.........       6.000   12/01/18        2,156,140
  1,000    Skagit Cnty, WA Pub Hosp Dist Rfdg.........       6.000   12/01/23        1,072,440
  2,430    Tobacco Settlement Auth WA Tob Settlement
           Rev........................................       6.500   06/01/26        2,603,162

See Notes to Financial Statements                                             65

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           WASHINGTON (CONTINUED)
$ 8,315    Tobacco Settlement Auth WA Tob Settlement
           Rev........................................       6.625%  06/01/32   $    8,939,207
 10,975    Washington St Drivers Ser 509 (Inverse
           Fltg) (Acquired 09/08/04, Cost $11,324,672)
           (MBIA Insd) (a) (b)........................       6.635   07/01/12       11,713,398
  8,670    Washington St Drivers Ser 593 (Inverse
           Fltg) (Acquired 11/10/04, Cost $9,025,272)
           (FSA Insd) (a) (b).........................       6.635   07/01/12        9,225,053
                                                                                --------------
                                                                                    38,824,706
                                                                                --------------
           WEST VIRGINIA  0.0%
  1,250    Randolph Cnty, WV Bldg Commn Rev Crossover
           Elkins Regl Proj Rfdg......................       6.125   07/01/23        1,170,188
                                                                                --------------

           WISCONSIN  2.5%
  6,405    Badger Tob Asset Securitization Corp WI....       6.375   06/01/32        6,817,930
  4,180    Baldwin, WI Hosp Rev Mtg Ser A.............       6.375   12/01/28        4,207,588
  3,750    Hudson, WI Fac Hlthcare Rev Christian Cmnty
           Home Inc Proj..............................       6.500   04/01/33        3,771,825
  2,625    Milwaukee, WI Rev Sub Air Cargo (AMT)......       7.500   01/01/25        2,686,084
  4,250    Wisconsin St Drivers Ser 490 (Inverse Fltg)
           (Acquired 08/04/04, Cost $4,776,554) (MBIA
           Insd) (a) (b)..............................       6.635   05/01/12        4,824,090
  6,000    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
           Hlthcare...................................       6.400   04/15/33        6,549,840
  8,725    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
           Hlthcare Inc Ser A.........................       5.600   02/15/29        8,918,433
  4,750    Wisconsin St Hlth & Ed Fac Auth Rev Clement
           Manor Rfdg.................................       5.750   08/15/24        4,755,320
  3,750    Wisconsin St Hlth & Ed Fac Auth Rev
           Froedert & Cmnty Hlth Oblig................       5.375   10/01/30        3,866,438
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess
           Mem Hosp Assn (ACA Insd)...................       7.875   11/01/22        2,045,520
  5,000    Wisconsin St Hlth & Ed Fac Auth Rev
           Milwaukee Catholic Home Inc Proj...........       7.500   07/01/26        5,129,450
  7,035    Wisconsin St Hlth & Ed Fac Auth Rev Natl
           Regency of New Berlin Proj (Prerefunded @
           02/15/06)..................................       8.000   08/15/25        7,237,819
  2,750    Wisconsin St Hlth & Ed Fac Auth Rev New
           Castle Pl Proj Ser A.......................       7.000   12/01/31        2,835,718
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood
           Vlg Proj Ser A.............................       7.000   08/15/19        2,149,500
  1,250    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood
           Vlg Proj Ser A.............................       7.625   08/15/30        1,367,800
  1,115    Wisconsin St Hlth & Ed Fac Auth Rev Spl
           Term Middleton Glen Inc Proj (a)...........       5.750   10/01/18        1,118,167

 66                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           WISCONSIN (CONTINUED)
$ 2,485    Wisconsin St Hlth & Ed Fac Auth Rev Spl
           Term Middleton Glen Inc Proj...............       5.750%  10/01/28   $    2,447,526
    360    Wisconsin St Hlth & Ed Fac Auth Rev Spl
           Term Middleton Glen Inc Proj...............       5.900   10/01/28          360,414
  1,200    Wisconsin St Hlth & Ed Fac Auth Rev Tomah
           Mem Hosp Inc Proj..........................       6.500   07/01/23        1,255,380
  1,000    Wisconsin St Hlth & Ed Fac Auth Rev Tomah
           Mem Hosp Inc Proj..........................       6.625   07/01/28        1,044,070
  2,800    Wisconsin St Hlth & Ed Fac Auth Rev Wheaton
           Franciscan Svcs Ser A......................       5.125   08/15/33        2,835,336
  2,000    Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty
           Hosp Inc Ser A.............................       6.500   08/15/24        2,151,040
  2,000    Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty
           Hosp Inc Ser A.............................       6.500   08/15/26        2,133,860
  1,000    Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty
           Hosp Inc Ser A.............................       6.750   08/15/34        1,079,010
    250    Wisconsin St Hlth & Ed Fac Blood Ctr
           Southeastern Proj..........................       5.500   06/01/24          261,300
    750    Wisconsin St Hlth & Ed Fac Blood Ctr
           Southeastern Proj..........................       5.750   06/01/34          789,315
  1,215    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp
           Inc Proj...................................       7.125   01/15/22        1,290,865
  2,355    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp
           Inc Proj...................................       7.250   01/15/33        2,495,028
  2,380    Wisconsin St Hlth & Ed Fac Divine Savior
           Hlthcare Ser C.............................       7.500   05/01/32        2,604,791
  3,500    Wisconsin St Hlth & Ed Fac Drivers Ser 399
           (Inverse Fltg) (Acquired 03/02/04, Cost
           $4,071,565) (MBIA Insd) (a) (b)............       6.745   02/15/11        3,892,665
  1,800    Wisconsin St Hlth & Ed Fac East Castle Pl
           Inc Proj...................................       6.125   12/01/34        1,828,386
  3,000    Wisconsin St Hlth & Ed Fac Hlthcare Dev Inc
           Proj (Prerefunded @ 11/15/09)..............       6.250   11/15/28        3,313,920
  2,250    Wisconsin St Hlth & Ed Fac Southwest Hlth
           Ctr A......................................       6.250   04/01/34        2,278,890
  4,000    Wisconsin St Hlth & Ed Fac Synergy Hlth
           Inc........................................       6.000   11/15/23        4,308,640
  5,800    Wisconsin St Hlth & Ed Fac Synergy Hlth
           Inc........................................       6.000   11/15/32        6,170,968
  2,750    Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm
           for the Aging..............................       5.700   03/01/28        2,725,415
                                                                                --------------
                                                                                   113,548,341
                                                                                --------------
           WYOMING  0.0%
  2,100    Teton Cnty, WY Hosp Dist Hosp Rst Johns Med
           Ctr........................................       6.750   12/01/22        2,196,621
                                                                                --------------

See Notes to Financial Statements                                             67

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           PUERTO RICO  0.3%
$ 2,500    Puerto Rico Comwlth Driver Ser 491 (Inverse
           Fltg) (Acquired 08/04/04, Cost $3,137,044)
           (FGIC Insd) (a) (b)........................       7.634%  07/01/12   $    3,103,975
  5,000    Puerto Rico Elec Pwr Auth Drivers Ser 500
           (Inverse Fltg) (Acquired 08/24/04, Cost
           $5,499,429) (FGIC Insd) (a) (b)............       6.635   07/01/12        5,527,100
  5,000    Puerto Rico Indl Tourist Ed & Tran Mem
           Mennonite Gen Hosp Proj Ser A..............       6.500   07/01/26        4,954,850
                                                                                --------------
                                                                                    13,585,925
                                                                                --------------

TOTAL MUNICIPAL BONDS  98.2%.................................................    4,395,629,939

 68                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

                                                           NUMBER OF
DESCRIPTION                                                 SHARES                     VALUE
-------------------------------------------------------------------------------------------------
EQUITY  0.0%
GMT Holdings, LLC (h)....................................       5,990              $            0
                                                                                   --------------

TOTAL LONG-TERM INVESTMENTS  98.2%
  (Cost $4,202,187,841).........................................................    4,395,629,939
TOTAL SHORT-TERM INVESTMENTS  0.4%
  (Cost $16,400,000)............................................................       16,400,000
                                                                                   --------------

TOTAL INVESTMENTS  98.6%
  (Cost $4,218,587,841).........................................................    4,412,029,939
OTHER ASSETS IN EXCESS OF LIABILITIES  1.4%.....................................       63,217,625
                                                                                   --------------

NET ASSETS  100.0%..............................................................   $4,475,247,564
                                                                                   ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the bond issuance.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 12.1% of net assets.

(c) Interest is accruing at less than the stated coupon.

(d) Non-income producing security.

(e) Payment-in-kind security.

(f) Securities purchased on a when-issued or delayed delivery basis.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(h) Market Value is determined in accordance with procedures established in good faith by the
    Board of Trustees.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CA MTG--California Mortgage Insurance

FGIC--Financial Guaranty Insurance Co.

See Notes to Financial Statements                                             69

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 continued

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 70                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2005

ASSETS:
Total Investments (Cost $4,218,587,841).....................  $4,412,029,939
Cash........................................................         541,775
Receivables:
  Interest..................................................      82,958,015
  Investments Sold..........................................      11,280,638
  Fund Shares Sold..........................................       3,641,696
Other.......................................................         283,778
                                                              --------------
    Total Assets............................................   4,510,735,841
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      13,074,631
  Fund Shares Repurchased...................................      10,760,827
  Income Distributions......................................       6,596,038
  Distributor and Affiliates................................       2,472,665
  Investment Advisory Fee...................................       1,878,809
Accrued Expenses............................................         431,701
Trustees' Deferred Compensation and Retirement Plans........         273,606
                                                              --------------
    Total Liabilities.......................................      35,488,277
                                                              --------------
NET ASSETS..................................................  $4,475,247,564
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $4,432,973,219
Net Unrealized Appreciation.................................     193,442,098
Accumulated Undistributed Net Investment Income.............      (2,039,025)
Accumulated Net Realized Loss...............................    (149,128,728)
                                                              --------------
NET ASSETS..................................................  $4,475,247,564
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,133,589,581 and 289,493,999 shares of
    beneficial interest issued and outstanding).............  $        10.82
    Maximum sales charge (4.75%* of offering price).........             .54
                                                              --------------
    Maximum offering price to public........................  $        11.36
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $679,931,292 and 62,813,275 shares of
    beneficial interest issued and outstanding).............  $        10.82
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $661,726,691 and 61,212,859 shares of
    beneficial interest issued and outstanding).............  $        10.81
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             71

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended November 30, 2005

INVESTMENT INCOME:
Interest....................................................  $290,194,990
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    22,989,122
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $7,668,949, $7,263,322 and $6,751,509,
  respectively).............................................    21,683,780
Shareholder Services........................................     1,844,827
Legal.......................................................       484,516
Custody.....................................................       380,911
Trustees' Fees and Related Expenses.........................        54,475
Other.......................................................     1,665,547
                                                              ------------
    Total Expenses..........................................    49,103,178
    Less Credits Earned on Cash Balances....................        82,520
                                                              ------------
    Net Expenses............................................    49,020,658
                                                              ------------
NET INVESTMENT INCOME.......................................  $241,174,332
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(24,319,758)
  Futures...................................................   (14,054,001)
                                                              ------------
Net Realized Loss...........................................   (38,373,759)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    59,426,486
  End of the Period.........................................   193,442,098
                                                              ------------
Net Unrealized Appreciation During the Period...............   134,015,612
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 95,641,853
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $336,816,185
                                                              ============

 72                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                           FOR THE              FOR THE
                                                         YEAR ENDED           YEAR ENDED
                                                      NOVEMBER 30, 2005    NOVEMBER 30, 2004
                                                      --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................   $  241,174,332       $  223,610,189
Net Realized Loss...................................      (38,373,759)         (39,313,592)
Net Unrealized Appreciation During the Period.......      134,015,612           53,518,650
                                                       --------------       --------------
Change in Net Assets from Operations................      336,816,185          237,815,247
                                                       --------------       --------------

Distributions from Net Investment Income:
  Class A Shares....................................     (174,337,174)        (152,246,808)
  Class B Shares....................................      (35,383,516)         (38,268,182)
  Class C Shares....................................      (32,999,673)         (32,802,259)
                                                       --------------       --------------
Total Distributions.................................     (242,720,363)        (223,317,249)
                                                       --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................       94,095,822           14,497,998
                                                       --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...........................      644,198,134        1,205,583,844
Net Asset Value of Shares Issued Through Dividend
  Reinvestment......................................      162,359,547          144,949,703
Cost of Shares Repurchased..........................     (759,931,075)        (822,180,812)
                                                       --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS......................................       46,626,606          528,352,735
                                                       --------------       --------------
TOTAL INCREASE IN NET ASSETS........................      140,722,428          542,850,733
NET ASSETS:
Beginning of the Period.............................    4,334,525,136        3,791,674,403
                                                       --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of
  ($2,039,025) and ($12,712), respectively).........   $4,475,247,564       $4,334,525,136
                                                       ==============       ==============

See Notes to Financial Statements                                             73

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED NOVEMBER 30,
CLASS A SHARES                         --------------------------------------------------------
                                         2005        2004        2003      2002 (A)      2001
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $  10.59    $  10.55    $  10.35    $  10.58    $  10.56
                                       --------    --------    --------    --------    --------
  Net Investment Income..............       .60         .62         .64         .65         .65
  Net Realized and Unrealized
    Gain/Loss........................       .24         .04         .20        (.24)        .03
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....       .84         .66         .84         .41         .68
Less Distributions from Net
  Investment Income..................       .61         .62         .64         .64         .66
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $  10.82    $  10.59    $  10.55    $  10.35    $  10.58
                                       ========    ========    ========    ========    ========

Total Return (b).....................     8.05%       6.42%       8.34%       3.95%       6.62%
Net Assets at End of the Period (In
  millions)..........................  $3,133.6    $2,923.0    $2,437.8    $1,525.2    $1,283.9
Ratio of Expenses to Average Net
  Assets.............................      .85%        .85%        .90%        .89%        .90%
Ratio of Net Investment Income to
  Average Net Assets.................     5.58%       5.87%       6.08%       6.15%       6.07%
Portfolio Turnover...................       25%         29%         15%         15%         15%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 74                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED NOVEMBER 30,
CLASS B SHARES                                 ------------------------------------------------
                                                2005      2004      2003     2002 (A)     2001
                                               ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $10.59    $10.55    $10.35     $10.58     $10.55
                                               ------    ------    ------     ------     ------
  Net Investment Income......................     .52       .54       .56        .57        .57
  Net Realized and Unrealized Gain/Loss......     .24       .04       .20       (.24)       .04
                                               ------    ------    ------     ------     ------
Total from Investment Operations.............     .76       .58       .76        .33        .61
Less Distributions from Net Investment
  Income.....................................     .53       .54       .56        .56        .58
                                               ------    ------    ------     ------     ------
NET ASSET VALUE, END OF THE PERIOD...........  $10.82    $10.59    $10.55     $10.35     $10.58
                                               ======    ======    ======     ======     ======

Total Return (b).............................   7.26%     5.62%     7.52%      3.16%      5.89%
Net Assets at End of the Period (In
  millions)..................................  $679.9    $740.9    $748.4     $527.2     $443.5
Ratio of Expenses to Average Net Assets......   1.60%     1.60%     1.65%      1.64%      1.65%
Ratio of Net Investment Income to Average Net
  Assets.....................................   4.83%     5.12%     5.34%      5.40%      5.32%
Portfolio Turnover...........................     25%       29%       15%        15%        15%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             75

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED NOVEMBER 30,
CLASS C SHARES                                 ------------------------------------------------
                                                2005      2004      2003     2002 (A)     2001
                                               ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $10.58    $10.54    $10.34     $10.57     $10.54
                                               ------    ------    ------     ------     ------
  Net Investment Income......................     .52       .54       .56        .57        .57
  Net Realized and Unrealized Gain/Loss......     .24       .04       .20       (.24)       .04
                                               ------    ------    ------     ------     ------
Total from Investment Operations.............     .76       .58       .76        .33        .61
Less Distributions from Net Investment
  Income.....................................     .53       .54       .56        .56        .58
                                               ------    ------    ------     ------     ------
NET ASSET VALUE, END OF THE PERIOD...........  $10.81    $10.58    $10.54     $10.34     $10.57
                                               ======    ======    ======     ======     ======

Total Return (b).............................   7.27%     5.63%     7.52%(c)   3.26%      5.80%
Net Assets at End of the Period (In
  millions)..................................  $661.7    $670.6    $605.5     $283.5     $185.1
Ratio of Expenses to Average Net Assets......   1.60%     1.60%     1.65%      1.64%      1.65%
Ratio of Net Investment Income to Average Net
  Assets.....................................   4.83%     5.12%     5.34%(c)   5.34%      5.32%
Portfolio Turnover...........................     25%       29%       15%        15%        15%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns would include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

 76                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C Shares commenced on July 20, 1992 and December 10, 1993, respectively. The Fund registered Class I Shares on November 30, 2004. There were no sales of Class I Shares for the period ended November 30, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At November 30, 2005, the Fund had $10,846,691 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $148,867,215, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$19,058,901.................................................  November 30, 2009
 26,540,455.................................................  November 30, 2010
 25,224,929.................................................  November 30, 2011
 38,535,389.................................................  November 30, 2012
 39,507,541.................................................  November 30, 2013

    At November 30, 2005 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $4,214,514,966
                                                              ==============
Gross tax unrealized appreciation...........................  $  247,287,725
Gross tax unrealized depreciation...........................     (49,772,752)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  197,514,973
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 continued

    The tax character of distributions paid during the years ended November 30, 2005 and 2004 was as follows:

                                                                  2005            2004
Distributions paid from:
  Ordinary Income...........................................  $    123,848    $     12,729
  Tax-exempt Income.........................................   242,640,334     223,001,160
                                                              ------------    ------------
                                                              $242,764,182    $223,013,889
                                                              ============    ============

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. At November 30, 2005, permanent book to tax basis differences relating to the Fund's investment in other regulated investment companies totaling $1,421 and loss recognized for tax but not book purposes totaling $21,987 were reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax differences relating to a portion of the capital loss carryforward expiring in the current year totaling $2,095,208 has been reclassified from accumulated net realized loss to capital. Additionally, a permanent difference relating to book to tax accretion differences totaling $503,690 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  641,044
Undistributed tax-exempt income.............................   4,268,522

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended November 30, 2005, the Fund's custody fee was reduced by $82,520 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $300 million..........................................     0.60%
Next $300 million...........................................     0.55%
Over $600 million...........................................     0.50%

    For the year ended November 30, 2005, the Fund recognized expenses of approximately $175,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 continued

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended November 30, 2005, the Fund recognized expenses of approximately $200,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2005, the Fund recognized expenses of approximately $1,685,200 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $158,793 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 continued

3. CAPITAL TRANSACTIONS

At November 30, 2005, capital aggregated $3,106,902,192, $677,062,373 and
$649,008,654 for Classes A, B, and C, respectively. For the year ended November 30, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   50,923,601    $ 551,903,742
  Class B...................................................    2,394,782       25,948,215
  Class C...................................................    6,129,062       66,346,177
                                                              -----------    -------------
Total Sales.................................................   59,447,445    $ 644,198,134
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................   11,199,141    $ 121,562,983
  Class B...................................................    2,092,672       22,709,402
  Class C...................................................    1,668,260       18,087,162
                                                              -----------    -------------
Total Dividend Reinvestment.................................   14,960,073    $ 162,359,547
                                                              ===========    =============
Repurchases:
  Class A...................................................  (48,603,680)   $(526,172,560)
  Class B...................................................  (11,619,145)    (126,003,413)
  Class C...................................................   (9,961,573)    (107,755,102)
                                                              -----------    -------------
Total Repurchases...........................................  (70,184,398)   $(759,931,075)
                                                              ===========    =============

    At November 30, 2004, capital aggregated $2,961,075,102, $754,726,497 and
$672,640,222 for Classes A, B, and C, respectively. For the year ended November 30, 2004, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A..................................................   88,318,735    $  932,436,882
  Class B..................................................    8,542,901        90,193,325
  Class C..................................................   17,349,602       182,953,637
                                                             -----------    --------------
Total Sales................................................  114,211,238    $1,205,583,844
                                                             ===========    ==============
Dividend Reinvestment:
  Class A..................................................    9,702,442    $  102,381,551
  Class B..................................................    2,280,007        24,055,075
  Class C..................................................    1,756,191        18,513,077
                                                             -----------    --------------
Total Dividend Reinvestment................................   13,738,640    $  144,949,703
                                                             ===========    ==============
Repurchases:
  Class A..................................................  (53,077,676)   $ (559,492,722)
  Class B..................................................  (11,809,069)     (124,402,402)
  Class C..................................................  (13,174,794)     (138,285,688)
                                                             -----------    --------------
Total Repurchases..........................................  (78,061,539)   $ (822,180,812)
                                                             ===========    ==============

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended November 30, 2005 and 2004, 4,065,736 and 2,723,088 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. For the years ended November 30, 2005 and 2004, 428,519 and 345,153 Class C Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended November 30, 2005, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $821,500 and CDSC on redeemed shares of approximately $1,108,700. Sales charges do not represent expenses of the Fund.

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the period ended November 30, 2005, the Fund received redemption fees of approximately $100, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,132,689,415 and $1,139,579,047, respectively.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $13,447,400 and $9,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended November 30, 2005 are payments retained by Van Kampen of approximately $6,720,600 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $741,000.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the different types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 continued

This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts for the year ended November 30, 2005, were as follows:

                                                              CONTRACTS
Outstanding at November 30, 2004............................     1,300
Futures Opened..............................................    43,988
Futures Closed..............................................   (45,288)
                                                               -------
Outstanding at November 30, 2005............................       -0-
                                                               =======

B. INDEXED SECURITY An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. These instruments are identified in the portfolio of investments.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2005 continued

disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen High Yield Municipal
Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen High Yield Municipal Fund (the "Fund"), including the portfolio of investments, as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen High Yield Municipal Fund at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
January 17, 2006

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2005. The Fund designated 99.9% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)            Trustee      Trustee     Chairman and Chief             69       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (67)          Trustee      Trustee     Prior to January 1999,         67       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Rod Dammeyer (65)             Trustee      Trustee     President of CAC, L.L.C.,      69       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute. Prior to
                                                       distributor of wire,                    January 2005, Trustee of
                                                       cable and communications                the University of Chicago
                                                       connectivity products.                  Hospitals and Health
                                                       Prior to July 2000,                     Systems. Prior to April
                                                       Managing Partner of                     2004, Director of
                                                       Equity Group Corporate                  TheraSense, Inc. Prior to
                                                       Investment (EGI), a                     January 2004, Director of
                                                       company that makes                      TeleTech Holdings Inc.
                                                       private investments in                  and Arris Group, Inc.
                                                       other companies.                        Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)       Trustee      Trustee     Managing Partner of            67       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (53)         Trustee      Trustee     Director and President of      67       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (70)            Trustee      Trustee     Prior to 1998, President       69       Trustee/Director/Managing
14 Huron Trace                             since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)           Trustee      Trustee     President of Nelson            67       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (65)     Trustee      Trustee     President Emeritus and         69       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           67       Trustee/Director/Managing
(64)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)         Trustee      Trustee     Partner in the law firm        69       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Amy R. Doberman (43)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS


Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                    50,150,250
                                                                  HYM ANR 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-03215P-Y11/05

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

      (1) The Trust's Code of Ethics is attached hereto as Exhibit 12A.

      (2) Not applicable.

      (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005

                                              REGISTRANT        COVERED ENTITIES(1)
AUDIT FEES .............................       $   45,200          N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES ...........       $        0          $  235,000(2)
          TAX FEES .....................       $    2,500(3)       $   58,688(4)
          ALL OTHER FEES ...............       $        0          $  879,088(5)
TOTAL NON-AUDIT FEES ...................       $    2,500          $1,172,776

TOTAL ..................................       $   47,700          $1,172,776

2004

                                                 REGISTRANT       COVERED ENTITIES(1)
AUDIT FEES........................                 $ 45,500          N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES ............          $      0          $115,000(2)
          TAX FEES ......................          $  2,000(3)       $ 42,141(4)
          ALL OTHER FEES ................          $      0          $140,435(6)
TOTAL NON-AUDIT FEES ....................          $  2,000          $297,576

TOTAL ...................................          $ 47,500          $297,576

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1. STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

      The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2. DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6. ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8. PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9. ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      -     Van Kampen Investments Inc.

      -     Van Kampen Asset Management

      -     Van Kampen Advisors Inc.

      -     Van Kampen Funds Inc.

      -     Van Kampen Investor Services Inc.

      -     Morgan Stanley Investment Management Inc.

      -     Morgan Stanley Trust Company

      -     Morgan Stanley Investment Management Ltd.

      -     Morgan Stanley Investment Management Company

      -     Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax-Exempt Trust

By:    /s/ Ronald E. Robison
       ----------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Ronald E. Robison
       ----------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  January 19, 2006

By:    /s/ Phillip G. Goff
       ----------------------------
Name:  Phillip G. Goff
Title: Principal Financial Officer
Date:  January 19, 2006